AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Variable Separate Account VA-2

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the subaccounts of Ameritas Life Insurance Corp. Separate Account VA-2 (the “Account”) listed in Note 1 as of December 31, 2024, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for the periods presented in Note 1. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for periods presented in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 21, 2025

We have served as the Account’s auditor since 1987.

This page left intentionally blank.

FS-3

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity-Income IC) -
587,612.384 shares at $26.59 per share (cost $13,288,609)	$15,624,613
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class (Equity-Income SC) -
67,860.704 shares at $26.36 per share (cost $1,604,052)	1,788,808
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class 2 (Equity-Income SC2) -
362,974.824 shares at $25.50 per share (cost $8,260,256)	9,255,858
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth IC) -
296,231.197 shares at $96.94 per share (cost $21,003,361)	28,716,652
Fidelity(R) VIP Growth Portfolio, Service Class (Growth SC) -
26,079.697 shares at $95.95 per share (cost $1,889,321)	2,502,347
Fidelity(R) VIP Growth Portfolio, Service Class 2 (Growth SC2) -
90,978.495 shares at $92.74 per share (cost $7,217,679)	8,437,346
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
537,168.248 shares at $4.72 per share (cost $2,710,992)	2,535,434
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
90,024.810 shares at $4.68 per share (cost $464,185)	421,316
Fidelity(R) VIP High Income Portfolio, Service Class 2 (High Income SC2) -
7,292,608.839 shares at $4.47 per share (cost $37,849,846)	32,597,962
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
132,074.673 shares at $25.47 per share (cost $2,592,819)	3,363,942
Fidelity(R) VIP Overseas Portfolio, Service Class (Overseas SC) -
15,934.070 shares at $25.31 per share (cost $322,115)	403,291
Fidelity(R) VIP Overseas Portfolio, Service Class 2 (Overseas SC2) -
260,242.136 shares at $25.15 per share (cost $5,487,102)	6,545,090
Fidelity(R) VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
321,086.078 shares at $16.45 per share (cost $4,931,590)	5,281,866
Fidelity(R) VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
58,985.573 shares at $16.26 per share (cost $895,362)	959,105
Fidelity(R) VIP Asset Manager Portfolio, Service Class 2 (Asset Mgr. SC2) -
88,378.589 shares at $15.90 per share (cost $1,332,241)	1,405,220
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
356,144.009 shares at $10.98 per share (cost $4,484,850)	3,910,461
Fidelity(R) VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
5,168,896.894 shares at $10.62 per share (cost $63,851,727)	54,893,685
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
403,738.687 shares at $57.94 per share (cost $14,490,494)	23,392,620
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
76,912.635 shares at $57.48 per share (cost $2,769,331)	4,420,938

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class 2 (Contrafund SC2) -
567,480.393 shares at $55.50 per share (cost $20,704,520)	$31,495,162
Fidelity(R) VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
37,009.690 shares at $23.03 per share (cost $606,594)	852,333
Fidelity(R) VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
6,866.953 shares at $22.79 per share (cost $110,380)	156,498
Fidelity(R) VIP Asset Manager: Growth Portfolio, Service Class 2 (Asset Mgr. Gr. SC2) -
21,245.785 shares at $22.52 per share (cost $400,203)	478,455
Fidelity(R) VIP Mid Cap Portfolio, Service Class 2 (Mid Cap SC2) -
118,860.995 shares at $35.48 per share (cost $4,095,847)	4,217,188
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
53,870,362.660 shares at $1.00 per share (cost $53,870,363)	53,870,363
Fidelity(R) VIP Government Money Market Portfolio, Service Class 2 (Money Market SC2) -
1,280,725.280 shares at $1.00 per share (cost $1,280,725)	1,280,725
Fidelity(R) VIP Index 500 Portfolio, Service Class 2 (Index 500 SC2) -
18,691.303 shares at $561.23 per share (cost $5,842,900)	10,490,120
Fidelity(R) VIP Strategic Income Portfolio, Service Class 2 (Strategic SC2) -
45,963.439 shares at $10.57 per share (cost $517,931)	485,834
The Alger Portfolios (Alger):
Alger Balanced Portfolio, Class I-2 (Balanced) -
279,529.925 shares at $22.12 per share (cost $4,278,820)	6,183,202
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series Portfolio, Initial Class (Utilities) -
734,429.506 shares at $34.22 per share (cost $21,698,500)	25,132,178
MFS(R) New Discovery Series Portfolio, Initial Class (New Discovery) -
436,383.360 shares at $13.81 per share (cost $7,452,742)	6,026,454
MFS(R) Total Return Series Portfolio, Initial Class (Total Return) -
231,639.942 shares at $23.27 per share (cost $5,419,951)	5,390,261
MFS(R) Growth Series Portfolio, Service Class (Growth SC) -
17,671.104 shares at $67.08 per share (cost $980,704)	1,185,378
MFS(R) New Discovery Series Portfolio, Service Class (New Discovery SC) -
76,851.663 shares at $10.75 per share (cost $1,147,396)	826,155
MFS(R) Utilities Series Portfolio, Service Class (Utilities SC) -
98,500.266 shares at $33.42 per share (cost $3,254,745)	3,291,879
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Income Portfolio, Initial Class (Strategic) -
320,760.483 shares at $8.31 per share (cost $2,927,169)	2,665,520
MFS(R) Research International Portfolio, Initial Class (Research) -
1,224,980.238 shares at $17.13 per share (cost $19,104,488)	20,983,911

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

MFS(R) Variable Insurance Trust II (MFS), continued:
MFS(R) Blended Research(R) Core Equity Portfolio, Service Class
(Blended Core SC) -	$362,977
5,744.220 shares at $63.19 per share (cost $316,060)
MFS(R) Corporate Bond Portfolio, Service Class (Corporate SC) -
164,899.768 shares at $9.27 per share (cost $1,599,541)	1,528,621
MFS(R) Government Securities Portfolio, Service Class (Government SC) -
13,532.096 shares at $10.52 per share (cost $158,142)	142,358
MFS(R) Variable Insurance Trust III (MFS):
MFS(R) Growth Allocation Portfolio, Service Class (Growth Allocation SC) -
47,802.275 shares at $10.16 per share (cost $532,406)	485,671
MFS(R) Moderate Allocation Portfolio, Service Class (Moderate SC) -
70,957.266 shares at $11.18 per share (cost $846,600)	793,302
MFS(R) Conservative Allocation Portfolio, Service Class (Conservative SC) -
34,753.344 shares at $9.66 per share (cost $375,516)	335,717
MFS(R) Blended Research(R) Small Cap Equity Portfolio, Service Class
(Blended Small Cap SC) -	339,657
34,765.332 shares at $9.77 per share (cost $364,236)
MFS(R) Global Real Estate Portfolio, Initial Class (Global Real Estate IC) -
42,942.367 shares at $12.47 per share (cost $567,679)	535,491
MFS(R) Global Real Estate Portfolio, Service Class (Global Real Estate SC) -
7,169.209 shares at $15.24 per share (cost $116,233)	109,259
Morgan Stanley Variable Insurance Fund, Inc. (Van Kampen):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
1,158,981.436 shares at $13.73 per share (cost $16,403,834)	15,912,815
Morgan Stanley VIF Global Strategist Portfolio, Class I (Intl. Magnum) -
110,084.531 shares at $9.21 per share (cost $1,085,540)	1,013,879
Morgan Stanley VIF Global Strategist Portfolio, Class II (Global II) -
6,189.148 shares at $9.12 per share (cost $55,682)	56,445
Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
2,381,371.583 shares at $2.74 per share (cost $5,119,088)	6,524,958
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
63,627.815 shares at $27.78 per share (cost $1,799,253)	1,767,581
Calvert VP SRI Balanced Portfolio, Class F (Balanced F) -
525,653.263 shares at $2.70 per share (cost $1,122,068)	1,419,264

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Lincoln Variable Insurance Products Trust (Lincoln):
LVIP American Century Disciplined Core Value Fund Portfolio, Standard Class II
(Disciplined Core Value II) -
3,912,572.172 shares at $8.57 per share (cost $31,758,064)	$33,511,181
LVIP American Century Mid Cap Value Fund Portfolio, Standard Class II
(Mid Cap Value II) -
410,817.468 shares at $19.66 per share (cost $7,887,829)	8,075,439
LVIP American Century Disciplined Core Value Fund Portfolio, Service Class
(Disciplined Core Value SC) -
139,433.623 shares at $8.57 per share (cost $1,131,843)	1,194,249
AIM Variable Insurance Funds (AIM):
Invesco V.I. EQV International Equity Fund Portfolio, Series I (Intl. Growth) -
193,467.649 shares at $33.52 per share (cost $6,323,212)	6,485,036
Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
188,491.591 shares at $13.39 per share (cost $2,782,752)	2,523,902
Invesco V.I. Global Core Equity Fund Portfolio, Series I (Global Value) -
271,928.334 shares at $11.07 per share (cost $2,776,204)	3,010,247
Invesco V.I. Discovery Mid Cap Growth Fund Portfolio, Series I
(Discovery Mid Cap) -
32,349.267 shares at $78.03 per share (cost $2,414,877)	2,524,213
Invesco V.I. Diversified Dividend Fund Portfolio, Series II (Diversified) -
19,005.004 shares at $25.60 per share (cost $483,877)	486,528
Invesco V.I. American Value Fund Portfolio, Series II (Value) -
12,116.895 shares at $17.33 per share (cost $188,635)	209,986
Invesco V.I. Global Real Estate Fund Portfolio, Series II (Real Estate) -
112,713.122 shares at $13.05 per share (cost $1,557,732)	1,470,906
Calvert Variable Trust, Inc. (Summit):
CVT S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
380,010.477 shares at $128.46 per share (cost $34,735,908)	48,816,146
CVT Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
321,055.429 shares at $85.90 per share (cost $23,080,584)	27,578,661
CVT Nasdaq 100 Index Portfolio, Class I (Nasdaq-100 Index) -
270,916.287 shares at $167.34 per share (cost $18,231,419)	45,335,131
CVT EAFE International Index Portfolio, Class I (EAFE Intl.) -
348,085.794 shares at $95.85 per share (cost $26,977,503)	33,364,023
CVT S&P 500 Index Portfolio (S&P 500) -
687,892.429 shares at $201.72 per share (cost $87,018,094)	138,761,661
CVT Investment Grade Bond Index Portfolio, Class I (Barclays) -
1,267,384.523 shares at $47.57 per share (cost $68,611,634)	60,289,482
CVT Volatility Managed Growth Portfolio, Class F (Growth) -
3,823,368.166 shares at $20.91 per share (cost $67,230,893)	79,946,628

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Calvert Variable Trust, Inc. (Summit), continued:
CVT Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
2,322,060.862 shares at $19.88 per share (cost $39,904,799)	$46,162,570
CVT Volatility Managed Moderate Portfolio, Class F (Moderate) -
2,908,191.534 shares at $17.60 per share (cost $47,989,767)	51,184,171
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
327,039.139 shares at $20.46 per share (cost $6,018,732)	6,691,221
BNY Mellon Investment Portfolios (Dreyfus):
BNY Mellon MidCap Stock Portfolio, Service Shares (MidCap) -
116,785.643 shares at $20.44 per share (cost $2,115,647)	2,387,099
BNY Mellon Small Cap Stock Index Portfolio, Service Shares (Small Cap) -
44,513.478 shares at $19.39 per share (cost $805,570)	863,116
Deutsche DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
108,109.990 shares at $13.81 per share (cost $1,451,546)	1,492,999
DWS International Growth VIP Portfolio, Class A (Thematic) -
19,341.047 shares at $16.32 per share (cost $266,671)	315,646
DWS Alternative Asset Allocation VIP Portfolio, Class B (Alternative) -
1,745.951 shares at $12.94 per share (cost $22,655)	22,593
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
48,562.286 shares at $16.49 per share (cost $805,416)	800,792
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S (Intrinsic) -
9,619.483 shares at $20.40 per share (cost $190,761)	196,237
Neuberger Berman AMT Mid Cap Growth Portfolio, Class S (Growth) -
24,968.252 shares at $26.62 per share (cost $651,841)	664,655
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
833,539.876 shares at $56.35 per share (cost $22,747,203)	46,969,972
PIMCO Variable Insurance Trust (Pimco):
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
980,089.345 shares at $9.04 per share (cost $9,997,255)	8,860,008
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
561,233.506 shares at $9.64 per share (cost $5,755,938)	5,410,291
PIMCO Short-Term Portfolio, Advisor Class (Short Term) -
24,789.678 shares at $10.32 per share (cost $252,935)	255,829
PIMCO Emerging Markets Bond Portfolio, Advisor Class (Emerging) -
7,433.827 shares at $10.64 per share (cost $91,347)	79,096

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

PIMCO Variable Insurance Trust (Pimco), continued:
PIMCO Low Duration Portfolio, Advisor Class (Low Duration Adv.) -
7,028.214 shares at $9.64 per share (cost $69,807)	$67,752
PIMCO Real Return Portfolio, Advisor Class (Real Return) -
409,402.710 shares at $11.51 per share (cost $5,074,422)	4,712,225
PIMCO CommodityRealReturn(R) Strategy Portfolio, Advisor Class (Commodity) -
11,001.341 shares at $5.56 per share (cost $79,878)	61,167
ALPS Variable Investment Trust (Ibbotson):
Morningstar Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
46,809.510 shares at $11.15 per share (cost $503,849)	521,926
Morningstar Growth ETF Asset Allocation Portfolio, Class II (Growth) -
48,499.788 shares at $12.35 per share (cost $522,941)	598,972
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
17,877.745 shares at $10.34 per share (cost $187,497)	184,856
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Bond) -
2,046,917.242 shares at $11.38 per share (cost $32,927,120)	23,293,918
Franklin Income VIP Fund Portfolio, Class 2 (Income) -
189,755.834 shares at $14.36 per share (cost $2,811,291)	2,724,894
Franklin Mutual Global Discovery VIP Fund Portfolio, Class 2 (Global Discovery) -
6,971.004 shares at $17.54 per share (cost $121,457)	122,271
Franklin Small Cap Value VIP Fund Portfolio, Class 2 (Small Cap) -
25,946.882 shares at $14.32 per share (cost $384,864)	371,559
Templeton Foreign VIP Fund Portfolio, Class 2 (Foreign) -
38,596.178 shares at $13.76 per share (cost $487,341)	531,083
AB Variable Products Series Fund, Inc. (AllianceBernstein):
AB VPS Relative Value Portfolio, Class B (Growth and Income) -
10,895.498 shares at $30.87 per share (cost $317,375)	336,344
American Funds Insurance Series(R) (American Funds):
American Funds(R) IS Managed Risk Asset Allocation Fund Portfolio, Class P2 (Managed) -
1,427,758.005 shares at $12.78 per share (cost $18,071,161)	18,246,747
American Funds(R) IS Washington Mutual Investors Fund Portfolio, Class 2 (Blue Chip) -
174,906.197 shares at $16.53 per share (cost $2,468,437)	2,891,199
American Funds(R) IS Global Growth Fund Portfolio, Class 2 (Global) -
39,836.937 shares at $36.37 per share (cost $1,389,571)	1,448,869
American Funds(R) IS Growth Fund Portfolio, Class 2 (Growth) -
36,449.286 shares at $125.79 per share (cost $3,251,571)	4,584,956
American Funds(R) IS International Fund Portfolio, Class 2 (International) -
23,874.735 shares at $17.75 per share (cost $459,075)	423,777

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Funds Insurance Series(R) (American Funds), continued:
American Funds(R) IS New World Fund Portfolio, Class 2 (New World) -
20,962.969 shares at $26.33 per share (cost $543,392)	$551,955
American Funds(R) IS Growth-Income Fund Portfolio, Class 2 (Growth-Income) -
36,102.881 shares at $68.38 per share (cost $1,925,545)	2,468,715
American Funds(R) IS Asset Allocation Fund Portfolio, Class 2 (Asset) -
141,043.713 shares at $25.65 per share (cost $3,307,898)	3,617,771
Columbia Funds Variable Insurance Trust (Columbia):
Columbia Variable Portfolio - Strategic Income Fund Portfolio, Class 2 (Strategic) -
42,242.514 shares at $3.65 per share (cost $166,506)	154,185
Columbia Funds Variable Series Trust II (Columbia):
Columbia Variable Portfolio - Emerging Markets Fund Portfolio, Class 2 (Emerging) -
12,651.679 shares at $10.04 per share (cost $179,751)	127,023
Columbia Variable Portfolio - Overseas Core Fund Portfolio, Class 2 (International) -
18,222.920 shares at $13.08 per share (cost $245,577)	238,356
Columbia Variable Portfolio - Select Small Cap Value Fund Portfolio, Class 2 (Smaller-Cap) -
7,365.532 shares at $37.94 per share (cost $190,233)	279,448
Columbia Variable Portfolio - Select Mid Cap Value Fund Portfolio, Class 2 (Mid Cap) -
21,359.655 shares at $40.08 per share (cost $557,710)	856,095
Columbia Variable Portfolio - High Yield Bond Fund Portfolio, Class 2 (High Yield) -
59,450.389 shares at $6.08 per share (cost $382,817)	361,458
Columbia Variable Portfolio - Disciplined Core Fund Portfolio, Class 2 (Large Core) -
8,332.159 shares at $108.91 per share (cost $488,708)	907,455
Ivy Variable Insurance Portfolios (Ivy):
Macquarie VIP Asset Strategy Series Portfolio, Service Class (Strategy) -
0.000 shares at $9.2900 per share (cost $0)	-
Macquarie VIP Balanced Series Portfolio, Service Class (Balanced) -
368,842.605 shares at $6.1600 per share (cost $2,093,959)	2,272,070
Macquarie VIP Energy Series Portfolio, Service Class (Energy) -
72,437.571 shares at $4.6800 per share (cost $346,453)	339,008
Macquarie VIP Smid Cap Core Series Portfolio, Service Class (Small Cap Value) -
23,222.509 shares at $13.1000 per share (cost $311,301)	304,215
Macquarie VIP Science and Technology Series Portfolio, Service Class (Science) -
91,051.098 shares at $29.0900 per share (cost $2,363,114)	2,648,676
Macquarie VIP Mid Cap Growth Series Portfolio, Service Class (Mid Cap Growth) -
59,709.955 shares at $9.9300 per share (cost $694,613)	592,920
Macquarie VIP International Core Equity Series Portfolio, Service Class (International) -
7,389.431 shares at $16.5200 per share (cost $114,738)	122,073

The accompanying notes are an integral part of these financial statements.

FS-10

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Ivy Variable Insurance Portfolios (Ivy), continued:
Macquarie VIP Global Growth Series Portfolio, Service Class (Global) -
16,062.817 shares at $3.6500 per share (cost $60,871)	$58,629
Macquarie VIP High Income Series Portfolio, Service Class (High Income) -
66,523.595 shares at $2.9300 per share (cost $219,626)	194,914
Janus Aspen Series (Janus):
Janus Henderson Flexible Bond Portfolio, Service Shares (Flexible) -
28,860.422 shares at $10.87 per share (cost $361,676)	313,713
Putnam Variable Trust (Putnam):
Putnam VT Global Health Care Fund Portfolio, Class IB (Health) -
16,794.959 shares at $15.68 per share (cost $267,670)	263,345
Putnam VT Global Asset Allocation Fund Portfolio, Class IB (Asset) -
14,947.888 shares at $20.34 per share (cost $264,488)	304,040
VanEck VIP Trust (Van Eck):
VanEck VIP Global Gold Fund Portfolio, Class S Shares (Gold) -
28,043.191 shares at $9.33 per share (cost $235,260)	261,643
VanEck VIP Global Resources Fund Portfolio, Class S Shares (Hard Assets) -
9,005.055 shares at $24.05 per share (cost $208,153)	216,572

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$1,157,312,673

The accompanying notes are an integral part of these financial statements.

FS-11

This page intentionally left blank

FS-12

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity-Income
	IC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$275,916
Mortality and expense risk charge	(212,702)
Net investment income(loss)	63,214

Realized gain(loss) on investments:
Net realized gain distributions	907,889
Net realized gain(loss) on sale of fund shares	486,677
Net realized gain(loss)	1,394,566

Change in unrealized appreciation/depreciation	615,774

Net increase(decrease) in net assets resulting
from operations	$2,073,554

	Equity-Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$63,214	$87,629
Net realized gain(loss)	1,394,566	596,042
Net change in unrealized appreciation/depreciation	615,774	686,959
Net increase(decrease) in net assets resulting
from operations	2,073,554	1,370,630

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	22,449	20,722
Subaccounts transfers (including fixed account), net	(868,339)	(448,825)
Transfers for policyowner benefits and terminations	(1,542,366)	(1,131,836)
Policyowner maintenance charges	(28,126)	(26,247)
Net increase(decrease) from policyowner transactions	(2,416,382)	(1,586,186)

Total increase(decrease) in net assets	(342,828)	(215,556)
Net assets at beginning of period	15,967,441	16,182,997
Net assets at end of period	$15,624,613	$15,967,441

The accompanying notes are an integral part of these financial statements.

FS-13

Fidelity
Equity-Income		Equity-Income
SC		SC2		Growth IC

2024		2024		2024

$29,907		$147,412		$245
(17,928)		(89,282)		(373,463)
11,979		58,130		(373,218)

104,004		556,625		6,157,591
88,855		272,542		1,642,787
192,859		829,167		7,800,378

49,267		323,759		(503,287)

$254,105		$1,211,056		$6,923,873

Equity-Income SC		Equity-Income SC2		Growth IC

2024	2023	2024	2023	2024	2023

$11,979	$16,352	$58,130	$70,152	$(373,218)	$(270,027)
192,859	100,581	829,167	334,410	7,800,378	1,819,590
49,267	54,474	323,759	397,806	(503,287)	5,203,707

254,105	171,407	1,211,056	802,368	6,923,873	6,753,270

-	-	25,671	21,203	34,351	59,532
143,780	415,366	97,453	(83,785)	(860,743)	(9,770)
(390,316)	(568,677)	(1,259,985)	(810,915)	(2,318,512)	(2,419,028)
(244)	(262)	(20,519)	(19,835)	(42,599)	(40,330)
(246,780)	(153,573)	(1,157,380)	(893,332)	(3,187,503)	(2,409,596)

7,325	17,834	53,676	(90,964)	3,736,370	4,343,674
1,781,483	1,763,649	9,202,182	9,293,146	24,980,282	20,636,608
$1,788,808	$1,781,483	$9,255,858	$9,202,182	$28,716,652	$24,980,282

FS-14

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Growth SC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(30,813)
Net investment income(loss)	(30,813)

Realized gain(loss) on investments:
Net realized gain distributions	650,810
Net realized gain(loss) on sale of fund shares	458,288
Net realized gain(loss)	1,109,098

Change in unrealized appreciation/depreciation	(254,321)

Net increase(decrease) in net assets resulting
from operations	$823,964

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(30,813)	$(23,619)
Net realized gain(loss)	1,109,098	168,409
Net change in unrealized appreciation/depreciation	(254,321)	633,446
Net increase(decrease) in net assets resulting
from operations	823,964	778,236

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	11,842	(27,791)
Transfers for policyowner benefits and terminations	(1,245,764)	(134,288)
Policyowner maintenance charges	(370)	(350)
Net increase(decrease) from policyowner transactions	(1,234,292)	(162,429)

Total increase(decrease) in net assets	(410,328)	615,807
Net assets at beginning of period	2,912,675	2,296,868
Net assets at end of period	$2,502,347	$2,912,675

The accompanying notes are an integral part of these financial statements.

FS-15

Fidelity
		High Income		High Income
Growth SC2		IC		SC

2024		2024		2024

$-		$150,414		$23,873
(84,248)		(35,527)		(4,402)
(84,248)		114,887		19,471

1,924,551		-		-
634,929		(28,018)		(7,708)
2,559,480		(28,018)		(7,708)

(305,209)		105,928		23,505

$2,170,023		$192,797		$35,268

Growth SC2		High Income IC		High Income SC

2024	2023	2024	2023	2024	2023

$(84,248)	$(67,002)	$114,887	$114,893	$19,471	$20,723
2,559,480	485,096	(28,018)	(79,265)	(7,708)	(15,450)
(305,209)	1,672,797	105,928	194,414	23,505	36,095

2,170,023	2,090,891	192,797	230,042	35,268	41,368

19,955	41,866	9,762	13,570	14,280	-
301,185	309,869	26,647	118,774	2,038	13,298
(1,820,955)	(808,995)	(439,875)	(328,525)	(92,206)	(70,081)
(16,433)	(13,454)	(5,688)	(4,077)	(77)	(86)
(1,516,248)	(470,714)	(409,154)	(200,258)	(75,965)	(56,869)

653,775	1,620,177	(216,357)	29,784	(40,697)	(15,501)
7,783,571	6,163,394	2,751,791	2,722,007	462,013	477,514
$8,437,346	$7,783,571	$2,535,434	$2,751,791	$421,316	$462,013

FS-16

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	SC2

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,010,670
Mortality and expense risk charge	(331,535)
Net investment income(loss)	1,679,135

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,119,311)
Net realized gain(loss)	(1,119,311)

Change in unrealized appreciation/depreciation	1,965,341

Net increase(decrease) in net assets resulting
from operations	$2,525,165

	High Income SC2

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,679,135	$1,674,992
Net realized gain(loss)	(1,119,311)	(1,267,944)
Net change in unrealized appreciation/depreciation	1,965,341	2,842,012
Net increase(decrease) in net assets resulting
from operations	2,525,165	3,249,060

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	126,144	106,683
Subaccounts transfers (including fixed account), net	1,205,293	356,404
Transfers for policyowner benefits and terminations	(7,714,570)	(5,032,305)
Policyowner maintenance charges	(312,994)	(336,324)
Net increase(decrease) from policyowner transactions	(6,696,127)	(4,905,542)

Total increase(decrease) in net assets	(4,170,962)	(1,656,482)
Net assets at beginning of period	36,768,924	38,425,406
Net assets at end of period	$32,597,962	$36,768,924

The accompanying notes are an integral part of these financial statements.

FS-17

Fidelity

Overseas IC		Overseas SC		Overseas SC2

2024		2024		2024

$58,160		$6,893		$97,346
(48,878)		(4,272)		(70,396)
9,282		2,621		26,950

158,812		19,226		312,820
199,581		29,107		401,332
358,393		48,333		714,152

(214,830)		(29,517)		(416,677)

$152,845		$21,437		$324,425

Overseas IC		Overseas SC		Overseas SC2

2024	2023	2024	2023	2024	2023

$9,282	$(10,294)	$2,621	$(117)	$26,950	$(13,019)
358,393	119,165	48,333	13,205	714,152	209,920
(214,830)	522,548	(29,517)	69,116	(416,677)	1,091,353

152,845	631,419	21,437	82,204	324,425	1,288,254

16,392	13,291	-	-	25,257	27,123
(237,228)	13,546	(22,832)	(24,057)	(174,416)	(723,873)
(322,558)	(340,794)	(68,848)	(39,475)	(1,018,681)	(377,895)
(5,950)	(6,447)	(60)	(72)	(12,264)	(12,155)
(549,344)	(320,404)	(91,740)	(63,604)	(1,180,104)	(1,086,800)

(396,499)	311,015	(70,303)	18,600	(855,679)	201,454
3,760,441	3,449,426	473,594	454,994	7,400,769	7,199,315
$3,363,942	$3,760,441	$403,291	$473,594	$6,545,090	$7,400,769

FS-18

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Asset Mgr. IC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$129,124
Mortality and expense risk charge	(73,531)
Net investment income(loss)	55,593

Realized gain(loss) on investments:
Net realized gain distributions	36,992
Net realized gain(loss) on sale of fund shares	79,464
Net realized gain(loss)	116,456

Change in unrealized appreciation/depreciation	230,142

Net increase(decrease) in net assets resulting
from operations	$402,191

	Asset Mgr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$55,593	$59,282
Net realized gain(loss)	116,456	45,344
Net change in unrealized appreciation/depreciation	230,142	548,510
Net increase(decrease) in net assets resulting
from operations	402,191	653,136

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	5,207	4,194
Subaccounts transfers (including fixed account), net	(641,265)	(354,708)
Transfers for policyowner benefits and terminations	(465,786)	(386,599)
Policyowner maintenance charges	(15,572)	(15,222)
Net increase(decrease) from policyowner transactions	(1,117,416)	(752,335)

Total increase(decrease) in net assets	(715,225)	(99,199)
Net assets at beginning of period	5,997,091	6,096,290
Net assets at end of period	$5,281,866	$5,997,091

The accompanying notes are an integral part of these financial statements.

FS-19

Fidelity
Asset Mgr.		Asset Mgr.
SC		SC2		Inv. Bond IC

2024		2024		2024

$22,599		$32,618		$142,301
(9,932)		(13,016)		(51,954)
12,667		19,602		90,347

6,536		9,277		-
15,321		16,945		(82,697)
21,857		26,222		(82,697)

41,964		46,949		9,458

$76,488		$92,773		$17,108

Asset Mgr. SC		Asset Mgr. SC2		Inv. Bond IC

2024	2023	2024	2023	2024	2023

$12,667	$13,234	$19,602	$16,944	$90,347	$52,230
21,857	9,069	26,222	12,695	(82,697)	(135,043)
41,964	88,748	46,949	132,128	9,458	282,360

76,488	111,051	92,773	161,767	17,108	199,547

-	-	5,105	5,230	37,143	19,622
4,198	1,582	71,221	(41,751)	125,913	100,397
(160,766)	(38,973)	(215,290)	(136,640)	(476,141)	(615,194)
(134)	(146)	(2,466)	(3,303)	(4,866)	(5,489)
(156,702)	(37,537)	(141,430)	(176,464)	(317,951)	(500,664)

(80,214)	73,514	(48,657)	(14,697)	(300,843)	(301,117)
1,039,319	965,805	1,453,877	1,468,574	4,211,304	4,512,421
$959,105	$1,039,319	$1,405,220	$1,453,877	$3,910,461	$4,211,304

FS-20

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Inv. Bond SC2

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,893,209
Mortality and expense risk charge	(558,883)
Net investment income(loss)	1,334,326

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,438,520)
Net realized gain(loss)	(1,438,520)

Change in unrealized appreciation/depreciation	432,755

Net increase(decrease) in net assets resulting
from operations	$328,561

	Inv. Bond SC2

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,334,326	$929,357
Net realized gain(loss)	(1,438,520)	(1,079,790)
Net change in unrealized appreciation/depreciation	432,755	3,128,653
Net increase(decrease) in net assets resulting
from operations	328,561	2,978,220

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	170,889	478,264
Subaccounts transfers (including fixed account), net	5,568,756	3,733,551
Transfers for policyowner benefits and terminations	(12,601,571)	(7,248,229)
Policyowner maintenance charges	(533,589)	(573,962)
Net increase(decrease) from policyowner transactions	(7,395,515)	(3,610,376)

Total increase(decrease) in net assets	(7,066,954)	(632,156)
Net assets at beginning of period	61,960,639	62,592,795
Net assets at end of period	$54,893,685	$61,960,639

The accompanying notes are an integral part of these financial statements.

FS-21

Fidelity

Contrafund IC		Contrafund SC		Contrafund SC2

2024		2024		2024

$41,799		$4,156		$10,955
(307,021)		(46,090)		(304,013)
(265,222)		(41,934)		(293,058)

2,652,671		503,738		3,694,520
1,262,326		681,755		2,769,584
3,914,997		1,185,493		6,464,104

2,402,394		212,322		2,535,669

$6,052,169		$1,355,881		$8,706,715

Contrafund IC		Contrafund SC		Contrafund SC2

2024	2023	2024	2023	2024	2023

$(265,222)	$(154,717)	$(41,934)	$(24,635)	$(293,058)	$(191,297)
3,914,997	1,257,250	1,185,493	311,397	6,464,104	2,014,726
2,402,394	3,795,537	212,322	905,975	2,535,669	5,744,005

6,052,169	4,898,070	1,355,881	1,192,737	8,706,715	7,567,434

125,748	93,994	-	-	156,749	781,617
(39,370)	(395,573)	(271,627)	(157,189)	(2,357,013)	(1,882,557)
(2,113,722)	(1,637,657)	(1,194,517)	(386,005)	(4,037,219)	(2,156,187)
(23,136)	(20,356)	(491)	(510)	(56,116)	(49,922)
(2,050,480)	(1,959,592)	(1,466,635)	(543,704)	(6,293,599)	(3,307,049)

4,001,689	2,938,478	(110,754)	649,033	2,413,116	4,260,385
19,390,931	16,452,453	4,531,692	3,882,659	29,082,046	24,821,661
$23,392,620	$19,390,931	$4,420,938	$4,531,692	$31,495,162	$29,082,046

FS-22

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Asset Mgr. Gr.
	IC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$15,033
Mortality and expense risk charge	(12,479)
Net investment income(loss)	2,554

Realized gain(loss) on investments:
Net realized gain distributions	10,995
Net realized gain(loss) on sale of fund shares	49,714
Net realized gain(loss)	60,709

Change in unrealized appreciation/depreciation	19,191

Net increase(decrease) in net assets resulting
from operations	$82,454

	Asset Mgr. Gr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,554	$2,864
Net realized gain(loss)	60,709	41,904
Net change in unrealized appreciation/depreciation	19,191	86,689
Net increase(decrease) in net assets resulting
from operations	82,454	131,457

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	24	74
Subaccounts transfers (including fixed account), net	(30,319)	2,039
Transfers for policyowner benefits and terminations	(127,755)	(197,707)
Policyowner maintenance charges	(1,138)	(1,276)
Net increase(decrease) from policyowner transactions	(159,188)	(196,870)

Total increase(decrease) in net assets	(76,734)	(65,413)
Net assets at beginning of period	929,067	994,480
Net assets at end of period	$852,333	$929,067

The accompanying notes are an integral part of these financial statements.

FS-23

Fidelity
Asset Mgr. Gr.		Asset Mgr. Gr.
SC		SC2		Mid Cap SC2

2024		2024		2024

$2,635		$8,427		$14,290
(1,455)		(4,865)		(42,717)
1,180		3,562		(28,427)

1,780		6,119		554,400
708		16,425		64,615
2,488		22,544		619,015

10,162		21,217		24,549

$13,830		$47,323		$615,137

Asset Mgr. Gr. SC		Asset Mgr. Gr. SC2		Mid Cap SC2

2024	2023	2024	2023	2024	2023

$1,180	$1,098	$3,562	$3,546	$(28,427)	$(23,514)
2,488	475	22,544	5,437	619,015	86,060
10,162	17,254	21,217	61,464	24,549	418,260

13,830	18,827	47,323	70,447	615,137	480,806

-	-	1,600	1,766	111,678	169,785
544	427	8,844	(41)	(58,735)	28,543
(1,036)	(958)	(77,854)	(71,394)	(364,305)	(454,813)
(29)	(29)	(1,155)	(1,842)	(7,233)	(7,239)
(521)	(560)	(68,565)	(71,511)	(318,595)	(263,724)

13,309	18,267	(21,242)	(1,064)	296,542	217,082
143,189	124,922	499,697	500,761	3,920,646	3,703,564
$156,498	$143,189	$478,455	$499,697	$4,217,188	$3,920,646

FS-24

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Money Market

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$764,270
Mortality and expense risk charge	(161,618)
Net investment income(loss)	602,652

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$602,652

	Money Market

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$602,652	$504,830
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	602,652	504,830

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	68,694	202,891
Subaccounts transfers (including fixed account), net	56,965,705	7,812,063
Transfers for policyowner benefits and terminations	(16,981,566)	(9,885,289)
Policyowner maintenance charges	(47,458)	(31,900)
Net increase(decrease) from policyowner transactions	40,005,375	(1,902,235)

Total increase(decrease) in net assets	40,608,027	(1,397,405)
Net assets at beginning of period	13,262,336	14,659,741
Net assets at end of period	$53,870,363	$13,262,336

The accompanying notes are an integral part of these financial statements.

FS-25

Fidelity
Money Market		Index 500
SC2		SC2		Strategic SC2

2024		2024		2024

$78,421		$106,701		$17,109
(16,626)		(102,324)		(4,608)
61,795		4,377		12,501

-		6,244		-
-		664,526		(4,313)
-		670,770		(4,313)

-		1,433,495		11,997

$61,795		$2,108,642		$20,185

Money Market SC2		Index 500 SC2		Strategic SC2

2024	2023	2024	2023	2024	2023

$61,795	$83,334	$4,377	$22,915	$12,501	$15,312
-	-	670,770	369,138	(4,313)	(5,264)
-	-	1,433,495	1,501,691	11,997	25,601

61,795	83,334	2,108,642	1,893,744	20,185	35,649

194,688	88,306	707,707	707,097	10,913	214
255,369	(116,934)	(283,253)	(79,689)	30,833	(16,939)
(1,301,283)	(690,673)	(1,208,025)	(781,691)	(40,528)	(14,350)
(1,800)	(2,522)	(5,392)	(5,094)	(370)	(326)
(853,026)	(721,823)	(788,963)	(159,377)	848	(31,401)

(791,231)	(638,489)	1,319,679	1,734,367	21,033	4,248
2,071,956	2,710,445	9,170,441	7,436,074	464,801	460,553
$1,280,725	$2,071,956	$10,490,120	$9,170,441	$485,834	$464,801

FS-26

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Alger

	Balanced

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(68,042)
Net investment income(loss)	(68,042)

Realized gain(loss) on investments:
Net realized gain distributions	11,482
Net realized gain(loss) on sale of fund shares	298,429
Net realized gain(loss)	309,911

Change in unrealized appreciation/depreciation	626,304

Net increase(decrease) in net assets resulting
from operations	$868,173

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(68,042)	$17,274
Net realized gain(loss)	309,911	267,553
Net change in unrealized appreciation/depreciation	626,304	577,603
Net increase(decrease) in net assets resulting
from operations	868,173	862,430

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	67,360	16,113
Subaccounts transfers (including fixed account), net	240,138	113,960
Transfers for policyowner benefits and terminations	(650,607)	(895,879)
Policyowner maintenance charges	(7,420)	(7,608)
Net increase(decrease) from policyowner transactions	(350,529)	(773,414)

Total increase(decrease) in net assets	517,644	89,016
Net assets at beginning of period	5,665,558	5,576,542
Net assets at end of period	$6,183,202	$5,665,558

The accompanying notes are an integral part of these financial statements.

FS-27

MFS
		New
Utilities		Discovery		Total Return

2024		2024		2024

$582,773		$-		$125,670
(265,343)		(66,682)		(50,774)
317,430		(66,682)		74,896

719,139		-		243,287
481,374		(376,183)		11,719
1,200,513		(376,183)		255,006

1,026,437		792,951		(17,414)

$2,544,380		$350,086		$312,488

Utilities		New Discovery		Total Return

2024	2023	2024	2023	2024	2023

$317,430	$623,623	$(66,682)	$(67,124)	$74,896	$50,302
1,200,513	1,884,850	(376,183)	(372,144)	255,006	173,221
1,026,437	(3,332,917)	792,951	1,240,803	(17,414)	210,366

2,544,380	(824,444)	350,086	801,535	312,488	433,889

122,856	149,386	18,902	43,824	15,313	25,452
(233,875)	65,263	(20,878)	(6,728)	505,895	(175,804)
(2,383,391)	(1,882,602)	(905,858)	(525,903)	(460,231)	(492,152)
(35,718)	(36,545)	(9,389)	(10,545)	(6,734)	(7,439)
(2,530,128)	(1,704,498)	(917,223)	(499,352)	54,243	(649,943)

14,252	(2,528,942)	(567,137)	302,183	366,731	(216,054)
25,117,926	27,646,868	6,593,591	6,291,408	5,023,530	5,239,584
$25,132,178	$25,117,926	$6,026,454	$6,593,591	$5,390,261	$5,023,530

FS-28

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Growth SC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(11,094)
Net investment income(loss)	(11,094)

Realized gain(loss) on investments:
Net realized gain distributions	91,358
Net realized gain(loss) on sale of fund shares	15,161
Net realized gain(loss)	106,519

Change in unrealized appreciation/depreciation	182,313

Net increase(decrease) in net assets resulting
from operations	$277,738

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(11,094)	$(7,869)
Net realized gain(loss)	106,519	64,593
Net change in unrealized appreciation/depreciation	182,313	175,474
Net increase(decrease) in net assets resulting
from operations	277,738	232,198

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	14,148	91,850
Subaccounts transfers (including fixed account), net	33,184	33,549
Transfers for policyowner benefits and terminations	(75,942)	(71,707)
Policyowner maintenance charges	(797)	(733)
Net increase(decrease) from policyowner transactions	(29,407)	52,959

Total increase(decrease) in net assets	248,331	285,157
Net assets at beginning of period	937,047	651,890
Net assets at end of period	$1,185,378	$937,047

The accompanying notes are an integral part of these financial statements.

FS-29

MFS
New Discovery
SC		Utilities SC		Strategic

2024		2024		2024

$-		$69,486		$113,330
(8,031)		(32,480)		(29,027)
(8,031)		37,006		84,303

-		96,745		-
(36,294)		5,099		(91,035)
(36,294)		101,844		(91,035)

84,299		180,209		65,566

$39,974		$319,059		$58,834

New Discovery SC		Utilities SC		Strategic

2024	2023	2024	2023	2024	2023

$(8,031)	$(6,921)	$37,006	$71,405	$84,303	$73,646
(36,294)	(42,107)	101,844	171,557	(91,035)	(106,103)
84,299	138,165	180,209	(342,794)	65,566	206,125

39,974	89,137	319,059	(99,832)	58,834	173,668

53,049	21,880	71,564	1,137,680	7,727	3,248
5,224	(27,931)	71,023	(1,505)	52,220	651,553
(30,564)	(9,013)	(199,448)	(96,807)	(346,546)	(423,473)
(706)	(746)	(4,015)	(3,811)	(5,167)	(4,733)
27,003	(15,810)	(60,876)	1,035,557	(291,766)	226,595

66,977	73,327	258,183	935,725	(232,932)	400,263
759,178	685,851	3,033,696	2,097,971	2,898,452	2,498,189
$826,155	$759,178	$3,291,879	$3,033,696	$2,665,520	$2,898,452

FS-30

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Research

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$361,232
Mortality and expense risk charge	(223,440)
Net investment income(loss)	137,792

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	634,323
Net realized gain(loss)	634,323

Change in unrealized appreciation/depreciation	(130,746)

Net increase(decrease) in net assets resulting
from operations	$641,369

	Research

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$137,792	$24,581
Net realized gain(loss)	634,323	144,225
Net change in unrealized appreciation/depreciation	(130,746)	2,671,507
Net increase(decrease) in net assets resulting
from operations	641,369	2,840,313

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	98,397	91,968
Subaccounts transfers (including fixed account), net	523,468	(482,471)
Transfers for policyowner benefits and terminations	(4,871,167)	(2,742,519)
Policyowner maintenance charges	(193,437)	(209,210)
Net increase(decrease) from policyowner transactions	(4,442,739)	(3,342,232)

Total increase(decrease) in net assets	(3,801,370)	(501,919)
Net assets at beginning of period	24,785,281	25,287,200
Net assets at end of period	$20,983,911	$24,785,281

The accompanying notes are an integral part of these financial statements.

FS-31

MFS
Blended Core
SC		Corporate SC		Government SC

2024		2024		2024

$2,282		$51,319		$2,957
(3,021)		(12,565)		(976)
(739)		38,754		1,981

20,369		-		-
506		(5,536)		(375)
20,875		(5,536)		(375)

40,151		(11,246)		(2,478)

$60,287		$21,972		$(872)

Blended Core SC		Corporate SC		Government SC

2024	2023	2024	2023	2024	2023

$(739)	$402	$38,754	$30,022	$1,981	$184
20,875	15,216	(5,536)	(5,416)	(375)	(1,718)
40,151	25,271	(11,246)	42,088	(2,478)	4,089

60,287	40,889	21,972	66,694	(872)	2,555

5,672	75,561	2,151	257,576	4,020	3,474
59,838	31,279	446,561	365,006	54,953	(6)
(598)	(17,260)	(48,636)	(20,576)	(1,693)	(9,470)
(171)	(121)	(1,404)	(1,110)	(132)	(96)
64,741	89,459	398,672	600,896	57,148	(6,098)

125,028	130,348	420,644	667,590	56,276	(3,543)
237,949	107,601	1,107,977	440,387	86,082	89,625
$362,977	$237,949	$1,528,621	$1,107,977	$142,358	$86,082

FS-32

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Growth
	Allocation SC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$4,740
Mortality and expense risk charge	(4,811)
Net investment income(loss)	(71)

Realized gain(loss) on investments:
Net realized gain distributions	15,104
Net realized gain(loss) on sale of fund shares	(4,560)
Net realized gain(loss)	10,544

Change in unrealized appreciation/depreciation	30,329

Net increase(decrease) in net assets resulting
from operations	$40,802

	Growth Allocation SC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(71)	$4,445
Net realized gain(loss)	10,544	24,412
Net change in unrealized appreciation/depreciation	30,329	23,504
Net increase(decrease) in net assets resulting
from operations	40,802	52,361

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	46,997	65,243
Subaccounts transfers (including fixed account), net	7,809	(25,136)
Transfers for policyowner benefits and terminations	(45,758)	(1,157)
Policyowner maintenance charges	(991)	(944)
Net increase(decrease) from policyowner transactions	8,057	38,006

Total increase(decrease) in net assets	48,859	90,367
Net assets at beginning of period	436,812	346,445
Net assets at end of period	$485,671	$436,812

The accompanying notes are an integral part of these financial statements.

FS-33

MFS
		Conservative		Blended
Moderate SC		SC		Small Cap SC

2024		2024		2024

$11,588		$5,587		$2,720
(8,612)		(3,401)		(3,189)
2,976		2,186		(469)

20,353		2,999		2,969
(9,402)		(8,848)		(1,433)
10,951		(5,849)		1,536

47,399		18,677		9,952

$61,326		$15,014		$11,019

Moderate SC		Conservative SC		Blended Small Cap SC

2024	2023	2024	2023	2024	2023

$2,976	$12,306	$2,186	$5,851	$(469)	$(1,127)
10,951	45,464	(5,849)	11,988	1,536	1,814
47,399	30,873	18,677	12,604	9,952	40,979

61,326	88,643	15,014	30,443	11,019	41,666

21,847	57,479	9,659	8,610	4,727	16,442
(19,749)	(279)	(34,204)	1,698	60,707	(10,341)
(139,722)	(32,911)	(22,260)	(14,818)	(19,798)	(1,827)
(834)	(874)	(990)	(1,048)	(237)	(205)
(138,458)	23,415	(47,795)	(5,558)	45,399	4,069

(77,132)	112,058	(32,781)	24,885	56,418	45,735
870,434	758,376	368,498	343,613	283,239	237,504
$793,302	$870,434	$335,717	$368,498	$339,657	$283,239

FS-34

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Global
	Real Estate IC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$398
Mortality and expense risk charge	(797)
Net investment income(loss)	(399)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,824)
Net realized gain(loss)	(1,824)

Change in unrealized appreciation/depreciation	(27,546)

Net increase(decrease) in net assets resulting
from operations	$(29,769)

	Global Real Estate IC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(399)	$(67)
Net realized gain(loss)	(1,824)	(4,633)
Net change in unrealized appreciation/depreciation	(27,546)	6,686
Net increase(decrease) in net assets resulting
from operations	(29,769)	1,986

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	60	60
Subaccounts transfers (including fixed account), net	540,603	(17,872)
Transfers for policyowner benefits and terminations	(394)	(6,215)
Policyowner maintenance charges	(98)	(46)
Net increase(decrease) from policyowner transactions	540,171	(24,073)

Total increase(decrease) in net assets	510,402	(22,087)
Net assets at beginning of period	25,089	47,176
Net assets at end of period	$535,491	$25,089

The accompanying notes are an integral part of these financial statements.

FS-35

MFS		Van Kampen
Global		Emerging
Real Estate SC		Markets		Intl. Magnum

2024		2024		2024

$1,677		$231,803		$-
(1,162)		(174,552)		(11,672)
515		57,251		(11,672)

-		-		-
(1,294)		(90,102)		(13,900)
(1,294)		(90,102)		(13,900)

(4,553)		1,307,298		90,131

$(5,332)		$1,274,447		$64,559

Global Real Estate SC		Emerging Markets		Intl. Magnum

2024	2023	2024	2023	2024	2023

$515	$(266)	$57,251	$117,841	$(11,672)	$7,238
(1,294)	5,509	(90,102)	(60,059)	(13,900)	(67,847)
(4,553)	5,031	1,307,298	1,872,915	90,131	192,993

(5,332)	10,274	1,274,447	1,930,697	64,559	132,384

3,291	85,415	95,157	87,333	7,990	4,847
(16,955)	(840)	(321,010)	(60,681)	43,538	(102,932)
(701)	(1,191)	(3,442,012)	(2,005,223)	(152,664)	(138,236)
(146)	(131)	(122,467)	(132,905)	(1,848)	(1,989)
(14,511)	83,253	(3,790,332)	(2,111,476)	(102,984)	(238,310)

(19,843)	93,527	(2,515,885)	(180,779)	(38,425)	(105,926)
129,102	35,575	18,428,700	18,609,479	1,052,304	1,158,230
$109,259	$129,102	$15,912,815	$18,428,700	$1,013,879	$1,052,304

FS-36

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Van Kampen

	Global II

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(709)
Net investment income(loss)	(709)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(964)
Net realized gain(loss)	(964)

Change in unrealized appreciation/depreciation	6,095

Net increase(decrease) in net assets resulting
from operations	$4,422

	Global II

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(709)	$485
Net realized gain(loss)	(964)	(341)
Net change in unrealized appreciation/depreciation	6,095	9,829
Net increase(decrease) in net assets resulting
from operations	4,422	9,973

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	499	237
Transfers for policyowner benefits and terminations	(34,775)	(1,918)
Policyowner maintenance charges	(200)	(209)
Net increase(decrease) from policyowner transactions	(34,476)	(1,890)

Total increase(decrease) in net assets	(30,054)	8,083
Net assets at beginning of period	86,499	78,416
Net assets at end of period	$56,445	$86,499

The accompanying notes are an integral part of these financial statements.

FS-37

Calvert

Balanced		Mid Cap		Balanced F

2024		2024		2024

$100,897		$2,169		$27,180
(66,823)		(18,156)		(15,234)
34,074		(15,987)		11,946

103,955		17,050		28,004
165,287		(15,387)		50,941
269,242		1,663		78,945

698,689		170,048		157,574

$1,002,005		$155,724		$248,465

Balanced		Mid Cap		Balanced F

2024	2023	2024	2023	2024	2023

$34,074	$26,702	$(15,987)	$(14,209)	$11,946	$7,774
269,242	66,511	1,663	(17,058)	78,945	10,038
698,689	703,397	170,048	208,985	157,574	174,360

1,002,005	796,610	155,724	177,718	248,465	192,172

14,118	29,181	-	-	-	1,020,005
305,819	(12,228)	(3,125)	(23,014)	(160,155)	(129,805)
(545,604)	(436,774)	(203,705)	(55,924)	(61,159)	(15,974)
(8,065)	(7,315)	(2,961)	(2,937)	(1,679)	(1,554)
(233,732)	(427,136)	(209,791)	(81,875)	(222,993)	872,672

768,273	369,474	(54,067)	95,843	25,472	1,064,844
5,756,685	5,387,211	1,821,648	1,725,805	1,393,792	328,948
$6,524,958	$5,756,685	$1,767,581	$1,821,648	$1,419,264	$1,393,792

FS-38

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Lincoln
	Disciplined
	Core Value II

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$323,374
Mortality and expense risk charge	(239,330)
Net investment income(loss)	84,044

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	316,991
Net realized gain(loss)	316,991

Change in unrealized appreciation/depreciation	1,753,118

Net increase(decrease) in net assets resulting
from operations	$2,154,153

	Disciplined Core Value II

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$84,044	$-
Net realized gain(loss)	316,991	-
Net change in unrealized appreciation/depreciation	1,753,118	-
Net increase(decrease) in net assets resulting
from operations	2,154,153	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	65,425	-
Subaccounts transfers (including fixed account), net	35,551,130	-
Transfers for policyowner benefits and terminations	(4,099,508)	-
Policyowner maintenance charges	(160,019)	-
Net increase(decrease) from policyowner transactions	31,357,028	-

Total increase(decrease) in net assets	33,511,181	-
Net assets at beginning of period	-	-
Net assets at end of period	$33,511,181	$-

The accompanying notes are an integral part of these financial statements.

FS-39

Lincoln				AIM
Mid Cap		Disciplined		Intl.
Value II		Core Value SC		Growth

2024		2024		2024

$168,971		$9,402		$121,945
(55,658)		(8,687)		(71,009)
113,313		715		50,936

147,618		-		36,252
50,288		6,507		99,741
197,906		6,507		135,993

187,610		62,407		(181,383)

$498,829		$69,629		$5,546

Mid Cap Value II		Disciplined Core Value SC		Intl. Growth

2024	2023	2024	2023	2024	2023

$113,313	$-	$715	$-	$50,936	$(58,882)
197,906	-	6,507	-	135,993	(51,211)
187,610	-	62,407	-	(181,383)	1,297,665

498,829	-	69,629	-	5,546	1,187,572

47,219	-	932	-	32,015	44,300
8,376,237	-	1,184,901	-	(119,302)	(354,077)
(837,395)	-	(60,191)	-	(957,664)	(910,923)
(9,451)	-	(1,022)	-	(11,543)	(12,608)
7,576,610	-	1,124,620	-	(1,056,494)	(1,233,308)

8,075,439	-	1,194,249	-	(1,050,948)	(45,736)
-	-	-	-	7,535,984	7,581,720
$8,075,439	$-	$1,194,249	$-	$6,485,036	$7,535,984

FS-40

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Global

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$61,843
Mortality and expense risk charge	(24,239)
Net investment income(loss)	37,604

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(11,336)
Net realized gain(loss)	(11,336)

Change in unrealized appreciation/depreciation	(86,439)

Net increase(decrease) in net assets resulting
from operations	$(60,171)

	Global

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$37,604	$12,467
Net realized gain(loss)	(11,336)	(40,571)
Net change in unrealized appreciation/depreciation	(86,439)	219,880
Net increase(decrease) in net assets resulting
from operations	(60,171)	191,776

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	4,173	4,890
Subaccounts transfers (including fixed account), net	247,989	75,399
Transfers for policyowner benefits and terminations	(118,768)	(114,145)
Policyowner maintenance charges	(3,866)	(3,621)
Net increase(decrease) from policyowner transactions	129,528	(37,477)

Total increase(decrease) in net assets	69,357	154,299
Net assets at beginning of period	2,454,545	2,300,246
Net assets at end of period	$2,523,902	$2,454,545

The accompanying notes are an integral part of these financial statements.

FS-41

AIM
		Discovery
Global Value		Mid Cap		Diversified

2024		2024		2024

$31,887		$-		$7,937
(31,505)		(25,038)		(5,055)
382		(25,038)		2,882

27,475		-		19,348
33,712		(9,461)		2,098
61,187		(9,461)		21,446

354,025		514,141		31,990

$415,594		$479,642		$56,318

Global Value		Discovery Mid Cap		Diversified

2024	2023	2024	2023	2024	2023

$382	$(13,616)	$(25,038)	$(23,572)	$2,882	$3,973
61,187	(60,864)	(9,461)	(124,300)	21,446	40,237
354,025	574,248	514,141	405,926	31,990	(7,070)

415,594	499,768	479,642	258,054	56,318	37,140

25,800	7,529	15,487	16,861	52,999	11,867
139,244	(23,113)	106,155	(106,528)	(804)	39,404
(324,959)	(346,286)	(338,745)	(210,160)	(137,137)	(16,439)
(4,563)	(4,330)	(4,074)	(3,754)	(786)	(755)
(164,478)	(366,200)	(221,177)	(303,581)	(85,728)	34,077

251,116	133,568	258,465	(45,527)	(29,410)	71,217
2,759,131	2,625,563	2,265,748	2,311,275	515,938	444,721
$3,010,247	$2,759,131	$2,524,213	$2,265,748	$486,528	$515,938

FS-42

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Value

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,525
Mortality and expense risk charge	(2,156)
Net investment income(loss)	(631)

Realized gain(loss) on investments:
Net realized gain distributions	4,573
Net realized gain(loss) on sale of fund shares	(983)
Net realized gain(loss)	3,590

Change in unrealized appreciation/depreciation	51,500

Net increase(decrease) in net assets resulting
from operations	$54,459

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(631)	$(982)
Net realized gain(loss)	3,590	42,113
Net change in unrealized appreciation/depreciation	51,500	(11,683)
Net increase(decrease) in net assets resulting
from operations	54,459	29,448

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	183	46,935
Subaccounts transfers (including fixed account), net	(809)	(1,275)
Transfers for policyowner benefits and terminations	(73,462)	(39,563)
Policyowner maintenance charges	(96)	(147)
Net increase(decrease) from policyowner transactions	(74,184)	5,950

Total increase(decrease) in net assets	(19,725)	35,398
Net assets at beginning of period	229,711	194,313
Net assets at end of period	$209,986	$229,711

The accompanying notes are an integral part of these financial statements.

FS-43

AIM		Summit
		S&P		Russell
Real Estate		MidCap		Small Cap

2024		2024		2024

$37,043		$597,804		$352,683
(15,312)		(539,544)		(306,385)
21,731		58,260		46,298

-		2,154,425		570,537
(1,258)		3,505,098		1,077,923
(1,258)		5,659,523		1,648,460

(67,278)		439,453		1,146,681

$(46,805)		$6,157,236		$2,841,439

Real Estate		S&P MidCap		Russell Small Cap

2024	2023	2024	2023	2024	2023

$21,731	$3,581	$58,260	$90,401	$46,298	$(48,112)
(1,258)	(4,013)	5,659,523	3,923,059	1,648,460	139,507
(67,278)	112,247	439,453	3,401,477	1,146,681	4,281,579

(46,805)	111,815	6,157,236	7,414,937	2,841,439	4,372,974

486	957,854	217,241	174,742	188,508	165,354
(28,074)	(35,650)	(2,659,229)	(308,952)	(1,303,520)	622,872
(18,936)	(2,770)	(8,336,323)	(5,909,290)	(5,255,254)	(2,989,491)
(1,574)	(1,538)	(260,190)	(274,103)	(144,386)	(152,728)
(48,098)	917,896	(11,038,501)	(6,317,603)	(6,514,652)	(2,353,993)

(94,903)	1,029,711	(4,881,265)	1,097,334	(3,673,213)	2,018,981
1,565,809	536,098	53,697,411	52,600,077	31,251,874	29,232,893
$1,470,906	$1,565,809	$48,816,146	$53,697,411	$27,578,661	$31,251,874

FS-44

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	Nasdaq-100
	Index

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$148,215
Mortality and expense risk charge	(460,948)
Net investment income(loss)	(312,733)

Realized gain(loss) on investments:
Net realized gain distributions	2,913,963
Net realized gain(loss) on sale of fund shares	8,323,422
Net realized gain(loss)	11,237,385

Change in unrealized appreciation/depreciation	(808,974)

Net increase(decrease) in net assets resulting
from operations	$10,115,678

	Nasdaq-100 Index

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(312,733)	$(294,695)
Net realized gain(loss)	11,237,385	6,225,468
Net change in unrealized appreciation/depreciation	(808,974)	12,767,974
Net increase(decrease) in net assets resulting
from operations	10,115,678	18,698,747

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	205,009	175,199
Subaccounts transfers (including fixed account), net	(3,299,326)	(4,663,597)
Transfers for policyowner benefits and terminations	(8,795,175)	(4,945,457)
Policyowner maintenance charges	(240,704)	(250,486)
Net increase(decrease) from policyowner transactions	(12,130,196)	(9,684,341)

Total increase(decrease) in net assets	(2,014,518)	9,014,406
Net assets at beginning of period	47,349,649	38,335,243
Net assets at end of period	$45,335,131	$47,349,649

The accompanying notes are an integral part of these financial statements.

FS-45

Summit
EAFE
Intl.		S&P 500		Barclays

2024		2024		2024

$927,998		$1,666,970		$1,746,953
(355,490)		(1,521,859)		(616,452)
572,508		145,111		1,130,501

-		7,511,123		-
1,958,245		12,379,659		(1,177,931)
1,958,245		19,890,782		(1,177,931)

(1,486,566)		9,667,062		99,914

$1,044,187		$29,702,955		$52,484

EAFE Intl.		S&P 500		Barclays

2024	2023	2024	2023	2024	2023

$572,508	$762,518	$145,111	$366,453	$1,130,501	$1,188,803
1,958,245	1,192,405	19,890,782	12,979,685	(1,177,931)	(996,013)
(1,486,566)	4,181,747	9,667,062	16,584,998	99,914	2,708,724

1,044,187	6,136,670	29,702,955	29,931,136	52,484	2,901,514

151,162	141,316	555,205	837,184	223,808	182,925
682,999	(2,013,888)	(8,539,356)	(6,885,725)	6,636,477	4,259,407
(7,675,228)	(4,548,179)	(22,121,522)	(14,482,563)	(13,682,036)	(7,710,973)
(322,427)	(347,558)	(666,675)	(696,722)	(575,886)	(620,289)
(7,163,494)	(6,768,309)	(30,772,348)	(21,227,826)	(7,397,637)	(3,888,930)

(6,119,307)	(631,639)	(1,069,393)	8,703,310	(7,345,153)	(987,416)
39,483,330	40,114,969	139,831,054	131,127,744	67,634,635	68,622,051
$33,364,023	$39,483,330	$138,761,661	$139,831,054	$60,289,482	$67,634,635

FS-46

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Growth

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,512,080
Mortality and expense risk charge	(875,315)
Net investment income(loss)	636,765

Realized gain(loss) on investments:
Net realized gain distributions	6,467,577
Net realized gain(loss) on sale of fund shares	6,067,061
Net realized gain(loss)	12,534,638

Change in unrealized appreciation/depreciation	(3,372,952)

Net increase(decrease) in net assets resulting
from operations	$9,798,451

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$636,765	$304,995
Net realized gain(loss)	12,534,638	11,057,475
Net change in unrealized appreciation/depreciation	(3,372,952)	2,145,644
Net increase(decrease) in net assets resulting
from operations	9,798,451	13,508,114

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	164,339	217,804
Subaccounts transfers (including fixed account), net	(2,896,891)	(159,245)
Transfers for policyowner benefits and terminations	(24,114,087)	(17,655,349)
Policyowner maintenance charges	(1,319,663)	(1,540,395)
Net increase(decrease) from policyowner transactions	(28,166,302)	(19,137,185)

Total increase(decrease) in net assets	(18,367,851)	(5,629,071)
Net assets at beginning of period	98,314,479	103,943,550
Net assets at end of period	$79,946,628	$98,314,479

The accompanying notes are an integral part of these financial statements.

FS-47

Summit				Third Avenue

Mod. Growth		Moderate		Value

2024		2024		2024

$952,744		$1,207,590		$190,278
(499,016)		(555,958)		(80,824)
453,728		651,632		109,454

2,313,706		3,137,782		581,873
2,736,946		1,714,449		346,850
5,050,652		4,852,231		928,723

(865,423)		(1,624,027)		(1,244,872)

$4,638,957		$3,879,836		$(206,695)

Mod. Growth		Moderate		Value

2024	2023	2024	2023	2024	2023

$453,728	$203,923	$651,632	$300,766	$109,454	$101,576
5,050,652	4,418,179	4,852,231	4,128,204	928,723	889,432
(865,423)	2,178,651	(1,624,027)	2,254,566	(1,244,872)	392,011

4,638,957	6,800,753	3,879,836	6,683,536	(206,695)	1,383,019

82,565	121,134	204,198	124,083	57,822	77,078
1,196,478	(52,976)	674,040	927,562	(123,974)	(682,123)
(15,419,887)	(7,395,895)	(16,400,447)	(9,553,819)	(915,688)	(678,722)
(690,833)	(809,707)	(711,099)	(813,740)	(14,703)	(14,422)
(14,831,677)	(8,137,444)	(16,233,308)	(9,315,914)	(996,543)	(1,298,189)

(10,192,720)	(1,336,691)	(12,353,472)	(2,632,378)	(1,203,238)	84,830
56,355,290	57,691,981	63,537,643	66,170,021	7,894,459	7,809,629
$46,162,570	$56,355,290	$51,184,171	$63,537,643	$6,691,221	$7,894,459

FS-48

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Dreyfus

	MidCap

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$16,265
Mortality and expense risk charge	(25,966)
Net investment income(loss)	(9,701)

Realized gain(loss) on investments:
Net realized gain distributions	38,537
Net realized gain(loss) on sale of fund shares	46,744
Net realized gain(loss)	85,281

Change in unrealized appreciation/depreciation	192,471

Net increase(decrease) in net assets resulting
from operations	$268,051

	MidCap

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(9,701)	$(11,642)
Net realized gain(loss)	85,281	55,627
Net change in unrealized appreciation/depreciation	192,471	347,532
Net increase(decrease) in net assets resulting
from operations	268,051	391,517

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	33,683	26,023
Subaccounts transfers (including fixed account), net	(97,611)	(42,464)
Transfers for policyowner benefits and terminations	(444,813)	(229,279)
Policyowner maintenance charges	(5,100)	(5,029)
Net increase(decrease) from policyowner transactions	(513,841)	(250,749)

Total increase(decrease) in net assets	(245,790)	140,768
Net assets at beginning of period	2,632,889	2,492,121
Net assets at end of period	$2,387,099	$2,632,889

The accompanying notes are an integral part of these financial statements.

FS-49

Dreyfus		Scudder
		Small
Small Cap		Mid Value		Thematic

2024		2024		2024

$10,046		$20,250		$3,882
(8,854)		(16,794)		(3,339)
1,192		3,456		543

19,682		83,424		-
5,109		15,309		4,129
24,791		98,733		4,129

33,105		(23,011)		19,991

$59,088		$79,178		$24,663

Small Cap		Small Mid Value		Thematic

2024	2023	2024	2023	2024	2023

$1,192	$481	$3,456	$2,342	$543	$(519)
24,791	41,657	98,733	50,352	4,129	10,007
33,105	69,283	(23,011)	163,011	19,991	42,451

59,088	111,421	79,178	215,705	24,663	51,939

13,100	16,155	21,400	21,088	4,337	3,053
557	18,562	(204,192)	49,814	1,594	(90,022)
(114,710)	(26,435)	(154,269)	(174,017)	(16,046)	(79,151)
(997)	(1,034)	(3,282)	(3,365)	(514)	(638)
(102,050)	7,248	(340,343)	(106,480)	(10,629)	(166,758)

(42,962)	118,669	(261,165)	109,225	14,034	(114,819)
906,078	787,409	1,754,164	1,644,939	301,612	416,431
$863,116	$906,078	$1,492,999	$1,754,164	$315,646	$301,612

FS-50

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Alternative

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,094
Mortality and expense risk charge	(309)
Net investment income(loss)	785

Realized gain(loss) on investments:
Net realized gain distributions	19
Net realized gain(loss) on sale of fund shares	312
Net realized gain(loss)	331

Change in unrealized appreciation/depreciation	674

Net increase(decrease) in net assets resulting
from operations	$1,790

	Alternative

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$785	$1,834
Net realized gain(loss)	331	205
Net change in unrealized appreciation/depreciation	674	(334)
Net increase(decrease) in net assets resulting
from operations	1,790	1,705

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	653	1,370
Subaccounts transfers (including fixed account), net	1,173	502
Transfers for policyowner benefits and terminations	(12,720)	(15,275)
Policyowner maintenance charges	(37)	(37)
Net increase(decrease) from policyowner transactions	(10,931)	(13,440)

Total increase(decrease) in net assets	(9,141)	(11,735)
Net assets at beginning of period	31,734	43,469
Net assets at end of period	$22,593	$31,734

The accompanying notes are an integral part of these financial statements.

FS-51

Neuberger Berman

Regency		Intrinsic		Growth

2024		2024		2024

$5,717		$442		$-
(8,626)		(1,814)		(5,760)
(2,909)		(1,372)		(5,760)

25,747		4,383		37,934
2,016		235		(219)
27,763		4,618		37,715

36,144		9,520		74,394

$60,998		$12,766		$106,349

Regency		Intrinsic		Growth

2024	2023	2024	2023	2024	2023

$(2,909)	$(355)	$(1,372)	$(850)	$(5,760)	$(5,044)
27,763	18,464	4,618	3,396	37,715	(22,423)
36,144	53,674	9,520	15,102	74,394	104,221

60,998	71,783	12,766	17,648	106,349	76,754

14,014	18,395	1,928	15,393	40,524	17,348
(25,744)	26,615	6,793	7,512	81,969	(29,917)
(81,220)	(124,152)	(23,035)	(8,913)	(38,077)	(74,104)
(1,425)	(1,537)	(247)	(301)	(586)	(659)
(94,375)	(80,679)	(14,561)	13,691	83,830	(87,332)

(33,377)	(8,896)	(1,795)	31,339	190,179	(10,578)
834,169	843,065	198,032	166,693	474,476	485,054
$800,792	$834,169	$196,237	$198,032	$664,655	$474,476

FS-52

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	T. Rowe

	Blue Chip

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(472,819)
Net investment income(loss)	(472,819)

Realized gain(loss) on investments:
Net realized gain distributions	2,031,095
Net realized gain(loss) on sale of fund shares	7,489,315
Net realized gain(loss)	9,520,410

Change in unrealized appreciation/depreciation	5,039,826

Net increase(decrease) in net assets resulting
from operations	$14,087,417

	Blue Chip

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(472,819)	$(447,607)
Net realized gain(loss)	9,520,410	4,281,102
Net change in unrealized appreciation/depreciation	5,039,826	13,966,058
Net increase(decrease) in net assets resulting
from operations	14,087,417	17,799,553

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	264,592	1,031,625
Subaccounts transfers (including fixed account), net	(5,381,025)	(6,182,777)
Transfers for policyowner benefits and terminations	(8,765,229)	(5,655,176)
Policyowner maintenance charges	(257,011)	(268,826)
Net increase(decrease) from policyowner transactions	(14,138,673)	(11,075,154)

Total increase(decrease) in net assets	(51,256)	6,724,399
Net assets at beginning of period	47,021,228	40,296,829
Net assets at end of period	$46,969,972	$47,021,228

The accompanying notes are an integral part of these financial statements.

FS-53

Pimco

Total Return		Low Duration		Short Term

2024		2024		2024

$328,025		$226,723		$28,679
(78,794)		(55,126)		(5,800)
249,231		171,597		22,879

-		-		-
(153,273)		(85,535)		11,087
(153,273)		(85,535)		11,087

24,529		110,151		(2,975)

$120,487		$196,213		$30,991

Total Return		Low Duration		Short Term

2024	2023	2024	2023	2024	2023

$249,231	$196,110	$171,597	$163,386	$22,879	$45,055
(153,273)	(248,421)	(85,535)	(104,681)	11,087	(1,102)
24,529	434,153	110,151	176,731	(2,975)	18,943

120,487	381,842	196,213	235,436	30,991	62,896

36,553	41,959	3,603	4,792	2,460	2,620
1,515,961	657,163	714,890	71,601	(24,455)	(58,378)
(759,122)	(787,073)	(1,325,157)	(900,933)	(1,027,391)	(256,069)
(11,707)	(12,359)	(52,321)	(55,746)	(826)	(1,667)
781,685	(100,310)	(658,985)	(880,286)	(1,050,212)	(313,494)

902,172	281,532	(462,772)	(644,850)	(1,019,221)	(250,598)
7,957,836	7,676,304	5,873,063	6,517,913	1,275,050	1,525,648
$8,860,008	$7,957,836	$5,410,291	$5,873,063	$255,829	$1,275,050

FS-54

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Emerging

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,541
Mortality and expense risk charge	(877)
Net investment income(loss)	4,664

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(3,264)
Net realized gain(loss)	(3,264)

Change in unrealized appreciation/depreciation	4,010

Net increase(decrease) in net assets resulting
from operations	$5,410

	Emerging

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,664	$4,145
Net realized gain(loss)	(3,264)	(3,897)
Net change in unrealized appreciation/depreciation	4,010	8,290
Net increase(decrease) in net assets resulting
from operations	5,410	8,538

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	511	458
Subaccounts transfers (including fixed account), net	1,667	(12,505)
Transfers for policyowner benefits and terminations	(19,613)	(3,020)
Policyowner maintenance charges	(55)	(85)
Net increase(decrease) from policyowner transactions	(17,490)	(15,152)

Total increase(decrease) in net assets	(12,080)	(6,614)
Net assets at beginning of period	91,176	97,790
Net assets at end of period	$79,096	$91,176

The accompanying notes are an integral part of these financial statements.

FS-55

Pimco
Low Duration
Adv.		Real Return		Commodity

2024		2024		2024

$3,458		$105,578		$1,594
(894)		(42,238)		(818)
2,564		63,340		776

-		-		-
(3,606)		(42,090)		(9,930)
(3,606)		(42,090)		(9,930)

3,329		13,000		11,563

$2,287		$34,250		$2,409

Low Duration Adv.		Real Return		Commodity

2024	2023	2024	2023	2024	2023

$2,564	$3,172	$63,340	$73,727	$776	$19,694
(3,606)	(621)	(42,090)	(39,423)	(9,930)	(19,820)
3,329	2,257	13,000	46,185	11,563	(12,729)

2,287	4,808	34,250	80,489	2,409	(12,855)

1,077	19,851	5,328	917,423	-	11,406
(1,269)	10,936	813,983	510,844	(6,291)	(32,046)
(72,902)	(6,644)	(254,965)	(114,022)	(24,891)	(27,107)
(105)	(174)	(4,620)	(4,060)	(74)	(126)
(73,199)	23,969	559,726	1,310,185	(31,256)	(47,873)

(70,912)	28,777	593,976	1,390,674	(28,847)	(60,728)
138,664	109,887	4,118,249	2,727,575	90,014	150,742
$67,752	$138,664	$4,712,225	$4,118,249	$61,167	$90,014

FS-56

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ibbotson

	Balanced

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$9,104
Mortality and expense risk charge	(5,493)
Net investment income(loss)	3,611

Realized gain(loss) on investments:
Net realized gain distributions	4,880
Net realized gain(loss) on sale of fund shares	730
Net realized gain(loss)	5,610

Change in unrealized appreciation/depreciation	37,991

Net increase(decrease) in net assets resulting
from operations	$47,212

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,611	$6,022
Net realized gain(loss)	5,610	9,287
Net change in unrealized appreciation/depreciation	37,991	50,198
Net increase(decrease) in net assets resulting
from operations	47,212	65,507

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(927)	3,760
Transfers for policyowner benefits and terminations	(111,613)	(23,459)
Policyowner maintenance charges	(814)	(949)
Net increase(decrease) from policyowner transactions	(113,354)	(20,648)

Total increase(decrease) in net assets	(66,142)	44,859
Net assets at beginning of period	588,068	543,209
Net assets at end of period	$521,926	$588,068

The accompanying notes are an integral part of these financial statements.

FS-57

Ibbotson				Franklin Templeton

Growth		Income		Global Bond

2024		2024		2024

$8,647		$4,095		$-
(5,588)		(1,675)		(245,493)
3,059		2,420		(245,493)

11,899		1,187		-
6,029		(1,775)		(1,179,746)
17,928		(588)		(1,179,746)

41,166		9,415		(1,779,455)

$62,153		$11,247		$(3,204,694)

Growth		Income		Global Bond

2024	2023	2024	2023	2024	2023

$3,059	$5,411	$2,420	$1,542	$(245,493)	$(259,650)
17,928	13,736	(588)	(17,195)	(1,179,746)	(846,225)
41,166	56,922	9,415	35,850	(1,779,455)	1,619,969

62,153	76,069	11,247	20,197	(3,204,694)	514,094

60	60	-	-	83,524	327,898
5,643	53,659	21,500	(88,392)	3,993,860	1,698,995
(78,368)	(19,341)	(37,670)	(51,732)	(5,135,928)	(2,869,960)
(1,003)	(1,047)	(175)	(599)	(222,424)	(241,466)
(73,668)	33,331	(16,345)	(140,723)	(1,280,968)	(1,084,533)

(11,515)	109,400	(5,098)	(120,526)	(4,485,662)	(570,439)
610,487	501,087	189,954	310,480	27,779,580	28,350,019
$598,972	$610,487	$184,856	$189,954	$23,293,918	$27,779,580

FS-58

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton

	Income

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$139,963
Mortality and expense risk charge	(27,693)
Net investment income(loss)	112,270

Realized gain(loss) on investments:
Net realized gain distributions	11,467
Net realized gain(loss) on sale of fund shares	(11,934)
Net realized gain(loss)	(467)

Change in unrealized appreciation/depreciation	52,833

Net increase(decrease) in net assets resulting
from operations	$164,636

	Income

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$112,270	$107,620
Net realized gain(loss)	(467)	148,836
Net change in unrealized appreciation/depreciation	52,833	(67,308)
Net increase(decrease) in net assets resulting
from operations	164,636	189,148

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	40,135	1,036,756
Subaccounts transfers (including fixed account), net	78,082	(103,387)
Transfers for policyowner benefits and terminations	(242,536)	(149,416)
Policyowner maintenance charges	(3,266)	(3,199)
Net increase(decrease) from policyowner transactions	(127,585)	780,754

Total increase(decrease) in net assets	37,051	969,902
Net assets at beginning of period	2,687,843	1,717,941
Net assets at end of period	$2,724,894	$2,687,843

The accompanying notes are an integral part of these financial statements.

FS-59

Franklin Templeton
Global
Discovery		Small Cap		Foreign

2024		2024		2024

$2,173		$3,539		$18,633
(1,223)		(3,894)		(6,742)
950		(355)		11,891

9,131		8,747		-
232		(5,071)		27,398
9,363		3,676		27,398

(6,272)		36,708		(45,381)

$4,041		$40,029		$(6,092)

Global Discovery		Small Cap		Foreign

2024	2023	2024	2023	2024	2023

$950	$1,552	$(355)	$(1,760)	$11,891	$15,352
9,363	5,521	3,676	10,426	27,398	1,056
(6,272)	9,926	36,708	32,877	(45,381)	99,751

4,041	16,999	40,029	41,543	(6,092)	116,159

30	360	29,628	6,327	1,679	513,171
10,436	14,138	1,719	(33,594)	(191,289)	3,911
(4,072)	-	(88,407)	(11,908)	(27,412)	(6,695)
(137)	(121)	(384)	(411)	(711)	(742)
6,257	14,377	(57,444)	(39,586)	(217,733)	509,645

10,298	31,376	(17,415)	1,957	(223,825)	625,804
111,973	80,597	388,974	387,017	754,908	129,104
$122,271	$111,973	$371,559	$388,974	$531,083	$754,908

FS-60

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AllianceBernstein
	Growth and
	Income

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$4,187
Mortality and expense risk charge	(3,454)
Net investment income(loss)	733

Realized gain(loss) on investments:
Net realized gain distributions	11,780
Net realized gain(loss) on sale of fund shares	4,813
Net realized gain(loss)	16,593

Change in unrealized appreciation/depreciation	21,450

Net increase(decrease) in net assets resulting
from operations	$38,776

	Growth and Income

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$733	$795
Net realized gain(loss)	16,593	23,134
Net change in unrealized appreciation/depreciation	21,450	8,168
Net increase(decrease) in net assets resulting
from operations	38,776	32,097

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,431	34,384
Subaccounts transfers (including fixed account), net	11,544	(744)
Transfers for policyowner benefits and terminations	(61,986)	(9,383)
Policyowner maintenance charges	(425)	(391)
Net increase(decrease) from policyowner transactions	(47,436)	23,866

Total increase(decrease) in net assets	(8,660)	55,963
Net assets at beginning of period	345,004	289,041
Net assets at end of period	$336,344	$345,004

The accompanying notes are an integral part of these financial statements.

FS-61

American Funds

Managed		Blue Chip		Global

2024		2024		2024

$421,877		$44,916		$22,512
(214,736)		(29,213)		(14,618)
207,141		15,703		7,894

307,442		23,592		41,974
(377,856)		63,462		6,033
(70,414)		87,054		48,007

2,808,013		374,225		110,794

$2,944,740		$476,982		$166,695

Managed		Blue Chip		Global

2024	2023	2024	2023	2024	2023

$207,141	$233,123	$15,703	$22,185	$7,894	$(1,003)
(70,414)	2,382,565	87,054	6,819	48,007	85,391
2,808,013	(269,406)	374,225	356,171	110,794	145,221

2,944,740	2,346,282	476,982	385,175	166,695	229,609

(41,521)	312,690	178,652	94,098	53,376	12,365
(217,292)	(207,991)	(76,087)	(13,958)	(35,916)	(18,281)
(10,587,485)	(6,890,541)	(372,181)	(282,116)	(19,136)	(21,393)
(315,316)	(431,520)	(2,760)	(2,536)	(1,442)	(1,224)
(11,161,614)	(7,217,362)	(272,376)	(204,512)	(3,118)	(28,533)

(8,216,874)	(4,871,080)	204,606	180,663	163,577	201,076
26,463,621	31,334,701	2,686,593	2,505,930	1,285,292	1,084,216
$18,246,747	$26,463,621	$2,891,199	$2,686,593	$1,448,869	$1,285,292

FS-62

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	Growth

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$14,167
Mortality and expense risk charge	(42,713)
Net investment income(loss)	(28,546)

Realized gain(loss) on investments:
Net realized gain distributions	97,454
Net realized gain(loss) on sale of fund shares	113,505
Net realized gain(loss)	210,959

Change in unrealized appreciation/depreciation	934,594

Net increase(decrease) in net assets resulting
from operations	$1,117,007

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(28,546)	$(20,089)
Net realized gain(loss)	210,959	187,932
Net change in unrealized appreciation/depreciation	934,594	843,434
Net increase(decrease) in net assets resulting
from operations	1,117,007	1,011,277

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	178,184	479,903
Subaccounts transfers (including fixed account), net	(163,873)	(23,878)
Transfers for policyowner benefits and terminations	(310,079)	(157,322)
Policyowner maintenance charges	(3,602)	(3,137)
Net increase(decrease) from policyowner transactions	(299,370)	295,566

Total increase(decrease) in net assets	817,637	1,306,843
Net assets at beginning of period	3,767,319	2,460,476
Net assets at end of period	$4,584,956	$3,767,319

The accompanying notes are an integral part of these financial statements.

FS-63

American Funds

International		New World		Growth-Income

2024		2024		2024

$5,652		$8,380		$25,590
(5,562)		(6,467)		(22,728)
90		1,913		2,862

-		3,307		98,685
(7,831)		8,791		61,254
(7,831)		12,098		159,939

24,008		26,241		296,484

$16,267		$40,252		$459,285

International		New World		Growth-Income

2024	2023	2024	2023	2024	2023

$90	$1,481	$1,913	$3,877	$2,862	$7,972
(7,831)	(17,038)	12,098	(5,580)	159,939	104,396
24,008	95,026	26,241	82,726	296,484	300,588

16,267	79,469	40,252	81,023	459,285	412,956

7,199	20,534	4,767	8,968	98,652	368,358
(10,039)	(73,724)	(102,384)	147,246	122,234	(37,490)
(154,104)	(24,852)	(112,011)	(31,966)	(282,909)	(76,782)
(487)	(629)	(698)	(666)	(2,250)	(1,911)
(157,431)	(78,671)	(210,326)	123,582	(64,273)	252,175

(141,164)	798	(170,074)	204,605	395,012	665,131
564,941	564,143	722,029	517,424	2,073,703	1,408,572
$423,777	$564,941	$551,955	$722,029	$2,468,715	$2,073,703

FS-64

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	Asset

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$76,163
Mortality and expense risk charge	(35,835)
Net investment income(loss)	40,328

Realized gain(loss) on investments:
Net realized gain distributions	151,020
Net realized gain(loss) on sale of fund shares	26,239
Net realized gain(loss)	177,259

Change in unrealized appreciation/depreciation	284,789

Net increase(decrease) in net assets resulting
from operations	$502,376

	Asset

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$40,328	$39,343
Net realized gain(loss)	177,259	107,420
Net change in unrealized appreciation/depreciation	284,789	251,799
Net increase(decrease) in net assets resulting
from operations	502,376	398,562

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	11,118	225,118
Subaccounts transfers (including fixed account), net	45,857	(140,194)
Transfers for policyowner benefits and terminations	(307,735)	(250,102)
Policyowner maintenance charges	(6,309)	(5,708)
Net increase(decrease) from policyowner transactions	(257,069)	(170,886)

Total increase(decrease) in net assets	245,307	227,676
Net assets at beginning of period	3,372,464	3,144,788
Net assets at end of period	$3,617,771	$3,372,464

The accompanying notes are an integral part of these financial statements.

FS-65

Columbia

Strategic		Emerging		International

2024		2024		2024

$8,914		$1,225		$9,927
(2,005)		(1,247)		(2,425)
6,909		(22)		7,502

-		-		-
(5,713)		(5,324)		(32)
(5,713)		(5,324)		(32)

6,001		10,842		(2,314)

$7,197		$5,496		$5,156

Strategic		Emerging		International

2024	2023	2024	2023	2024	2023

$6,909	$5,298	$(22)	$(1,087)	$7,502	$1,453
(5,713)	(2,217)	(5,324)	(1,794)	(32)	(197)
6,001	12,349	10,842	11,460	(2,314)	27,530

7,197	15,430	5,496	8,579	5,156	28,786

-	313	16,082	4,518	1,512	460
(51,979)	44,530	3,045	4	-	-
(17,460)	(13,105)	(12,959)	(2,001)	(106)	(125)
(246)	(205)	(181)	(178)	(50)	(51)
(69,685)	31,533	5,987	2,343	1,356	284

(62,488)	46,963	11,483	10,922	6,512	29,070
216,673	169,710	115,540	104,618	231,844	202,774
$154,185	$216,673	$127,023	$115,540	$238,356	$231,844

FS-66

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Columbia

	Smaller-Cap

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(2,869)
Net investment income(loss)	(2,869)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	11,737
Net realized gain(loss)	11,737

Change in unrealized appreciation/depreciation	26,328

Net increase(decrease) in net assets resulting
from operations	$35,196

	Smaller-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,869)	$(2,388)
Net realized gain(loss)	11,737	4,450
Net change in unrealized appreciation/depreciation	26,328	21,058
Net increase(decrease) in net assets resulting
from operations	35,196	23,120

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,803	55,144
Subaccounts transfers (including fixed account), net	(88)	(27,950)
Transfers for policyowner benefits and terminations	(19,770)	(2,285)
Policyowner maintenance charges	(253)	(317)
Net increase(decrease) from policyowner transactions	(16,308)	24,592

Total increase(decrease) in net assets	18,888	47,712
Net assets at beginning of period	260,560	212,848
Net assets at end of period	$279,448	$260,560

The accompanying notes are an integral part of these financial statements.

FS-67

Columbia

Mid Cap		High Yield		Large Core

2024		2024		2024

$-		$20,661		$-
(8,915)		(3,635)		(8,430)
(8,915)		17,026		(8,430)

-		-		-
37,976		(2,373)		55,409
37,976		(2,373)		55,409

66,614		5,878		134,248

$95,675		$20,531		$181,227

Mid Cap		High Yield		Large Core

2024	2023	2024	2023	2024	2023

$(8,915)	$(7,363)	$17,026	$15,153	$(8,430)	$(7,001)
37,976	12,800	(2,373)	(2,880)	55,409	24,899
66,614	66,546	5,878	22,984	134,248	130,334

95,675	71,983	20,531	35,257	181,227	148,232

19,977	120,732	2,204	1,078	-	70,433
(40,812)	34,569	2,894	9,447	22,194	(8,104)
(63,365)	(51,645)	(27,111)	(6,780)	(89,960)	(59,376)
(1,074)	(934)	(382)	(368)	(554)	(519)
(85,274)	102,722	(22,395)	3,377	(68,320)	2,434

10,401	174,705	(1,864)	38,634	112,907	150,666
845,694	670,989	363,322	324,688	794,548	643,882
$856,095	$845,694	$361,458	$363,322	$907,455	$794,548

FS-68

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	Strategy

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(12)
Net investment income(loss)	(12)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	62
Net realized gain(loss)	62

Change in unrealized appreciation/depreciation	239

Net increase(decrease) in net assets resulting
from operations	$289

	Strategy

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(12)	$76
Net realized gain(loss)	62	(6)
Net change in unrealized appreciation/depreciation	239	717
Net increase(decrease) in net assets resulting
from operations	289	787

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(23)	-
Transfers for policyowner benefits and terminations	(7,205)	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(7,228)	-

Total increase(decrease) in net assets	(6,939)	787
Net assets at beginning of period	6,939	6,152
Net assets at end of period	$-	$6,939

The accompanying notes are an integral part of these financial statements.

FS-69

Ivy
				Small Cap
Balanced		Energy		Value

2024		2024		2024

$31,211		$12,791		$1,114
(23,635)		(4,107)		(3,552)
7,576		8,684		(2,438)

-		-		623
20,745		17,138		(10,273)
20,745		17,138		(9,650)

292,168		(40,344)		58,327

$320,489		$(14,522)		$46,239

Balanced		Energy		Small Cap Value

2024	2023	2024	2023	2024	2023

$7,576	$(5,506)	$8,684	$11,122	$(2,438)	$(2,559)
20,745	(102,352)	17,138	12,201	(9,650)	28,550
292,168	435,936	(40,344)	(15,624)	58,327	18,592

320,489	328,078	(14,522)	7,699	46,239	44,583

5,733	1,025,499	22,542	19,916	11,795	3,632
(156,289)	(122,694)	(108,428)	57,025	(5,249)	(3,122)
(166,054)	(303,275)	(40,045)	(30,844)	(98,799)	(9,753)
(3,715)	(3,505)	(374)	(386)	(283)	(258)
(320,325)	596,025	(126,305)	45,711	(92,536)	(9,501)

164	924,103	(140,827)	53,410	(46,297)	35,082
2,271,906	1,347,803	479,835	426,425	350,512	315,430
$2,272,070	$2,271,906	$339,008	$479,835	$304,215	$350,512

FS-70

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	Science

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(23,782)
Net investment income(loss)	(23,782)

Realized gain(loss) on investments:
Net realized gain distributions	69,621
Net realized gain(loss) on sale of fund shares	7,627
Net realized gain(loss)	77,248

Change in unrealized appreciation/depreciation	506,924

Net increase(decrease) in net assets resulting
from operations	$560,390

	Science

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(23,782)	$(15,612)
Net realized gain(loss)	77,248	23,886
Net change in unrealized appreciation/depreciation	506,924	490,215
Net increase(decrease) in net assets resulting
from operations	560,390	498,489

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	118,537	147,875
Subaccounts transfers (including fixed account), net	247,338	14,355
Transfers for policyowner benefits and terminations	(128,910)	(108,158)
Policyowner maintenance charges	(2,819)	(2,081)
Net increase(decrease) from policyowner transactions	234,146	51,991

Total increase(decrease) in net assets	794,536	550,480
Net assets at beginning of period	1,854,140	1,303,660
Net assets at end of period	$2,648,676	$1,854,140

The accompanying notes are an integral part of these financial statements.

FS-71

Ivy
Mid Cap
Growth		International		Global

2024		2024		2024

$-		$1,958		$973
(6,830)		(1,511)		(1,003)
(6,830)		447		(30)

20,158		354		792
(25,527)		4,792		(2,236)
(5,369)		5,146		(1,444)

24,952		(55)		17,871

$12,753		$5,538		$16,397

Mid Cap Growth		International		Global

2024	2023	2024	2023	2024	2023

$(6,830)	$(6,161)	$447	$833	$(30)	$(804)
(5,369)	58,223	5,146	(671)	(1,444)	12,995
24,952	56,656	(55)	20,785	17,871	2,738

12,753	108,718	5,538	20,947	16,397	14,929

36,826	71,031	1,162	14,782	784	796
(38,513)	(32,308)	(25,458)	958	(30,056)	16,179
(134,261)	(8,994)	(30,544)	(14,898)	(30,307)	(1,400)
(576)	(669)	(212)	(240)	(170)	(138)
(136,524)	29,060	(55,052)	602	(59,749)	15,437

(123,771)	137,778	(49,514)	21,549	(43,352)	30,366
716,691	578,913	171,587	150,038	101,981	71,615
$592,920	$716,691	$122,073	$171,587	$58,629	$101,981

FS-72

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	High Income

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$12,596
Mortality and expense risk charge	(1,966)
Net investment income(loss)	10,630

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,226)
Net realized gain(loss)	(1,226)

Change in unrealized appreciation/depreciation	417

Net increase(decrease) in net assets resulting
from operations	$9,821

	High Income

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$10,630	$10,631
Net realized gain(loss)	(1,226)	(4,273)
Net change in unrealized appreciation/depreciation	417	13,705
Net increase(decrease) in net assets resulting
from operations	9,821	20,063

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,076	1,005
Subaccounts transfers (including fixed account), net	-	5
Transfers for policyowner benefits and terminations	(8,217)	(24,036)
Policyowner maintenance charges	(164)	(184)
Net increase(decrease) from policyowner transactions	(7,305)	(23,210)

Total increase(decrease) in net assets	2,516	(3,147)
Net assets at beginning of period	192,398	195,545
Net assets at end of period	$194,914	$192,398

The accompanying notes are an integral part of these financial statements.

FS-73

Janus		Putnam

Flexible		Health		Asset

2024		2024		2024

$12,974		$1,280		$6,096
(3,043)		(2,873)		(2,936)
9,931		(1,593)		3,160

-		11,790		-
(3,606)		1,899		712
(3,606)		13,689		712

(4,745)		(14,036)		36,688

$1,580		$(1,940)		$40,560

Flexible		Health		Asset

2024	2023	2024	2023	2024	2023

$9,931	$8,302	$(1,593)	$(1,898)	$3,160	$1,267
(3,606)	(13,995)	13,689	19,892	712	(756)
(4,745)	17,770	(14,036)	2,093	36,688	37,460

1,580	12,077	(1,940)	20,087	40,560	37,971

2,684	8,617	44,043	33,785	313	483
28,004	(4,292)	77	(83,209)	-	(8)
(24,145)	(45,901)	(34,508)	(16,144)	(4,539)	(6,668)
(168)	(176)	(299)	(299)	(271)	(242)
6,375	(41,752)	9,313	(65,867)	(4,497)	(6,435)

7,955	(29,675)	7,373	(45,780)	36,063	31,536
305,758	335,433	255,972	301,752	267,977	236,441
$313,713	$305,758	$263,345	$255,972	$304,040	$267,977

FS-74

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Van Eck

	Gold

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$7,758
Mortality and expense risk charge	(2,644)
Net investment income(loss)	5,114

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	2,913
Net realized gain(loss)	2,913

Change in unrealized appreciation/depreciation	23,682

Net increase(decrease) in net assets resulting
from operations	$31,709

	Gold

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$5,114	$(2,073)
Net realized gain(loss)	2,913	(514)
Net change in unrealized appreciation/depreciation	23,682	25,824
Net increase(decrease) in net assets resulting
from operations	31,709	23,237

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,341	18,254
Subaccounts transfers (including fixed account), net	2,198	62,584
Transfers for policyowner benefits and terminations	(8,287)	(59,019)
Policyowner maintenance charges	(421)	(237)
Net increase(decrease) from policyowner transactions	(5,169)	21,582

Total increase(decrease) in net assets	26,540	44,819
Net assets at beginning of period	235,103	190,284
Net assets at end of period	$261,643	$235,103

The accompanying notes are an integral part of these financial statements.

FS-75

Van Eck

Hard Assets

2024

$5,804
(2,305)
3,499

-
2,266
2,266

(15,100)

$(9,335)

Hard Assets

2024	2023

$3,499	$3,763
2,266	1,844
(15,100)	(16,531)

(9,335)	(10,924)

21,093	9,088
(7,185)	2,796
(10,771)	(12,915)
(296)	(324)
2,841	(1,355)

(6,494)	(12,279)
223,066	235,345
$216,572	$223,066

FS-76

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2 NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2024 AND 2023

1. ORGANIZATION

Ameritas Variable Separate Account VA-2 (the "Account") began operations during 1987. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The statements of operations and changes in net assets, financial highlights, and the related notes for each of the subaccounts listed below, are presented for the periods noted in the financial statements and notes, except for those subaccounts with commencement dates occurring during the period as referenced below.  For those subaccounts with commencement dates during the respective period, the financial statements and the notes are presented from the commencement date forward. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2024, there are one hundred twenty-six subaccounts available within the Account listed as follows:

Fidelity Management & Research	Fidelity Management & Research
Company LLC	Company LLC, continued
(Advisor)	Fidelity, continued
Fidelity (Fund Series short cite)	*Asset Mgr. Gr. IC
*Equity-Income IC (Subaccount short cite)	*Asset Mgr. Gr. SC
*Equity-Income SC	*Asset Mgr. Gr. SC2
*Equity-Income SC2	*Mid Cap SC2
*Growth IC	*Money Market
*Growth SC	*Money Market SC2
*Growth SC2	*Index 500 SC2
*High Income IC	*Strategic SC2
*High Income SC
*High Income SC2	Fred Alger Management, LLC
*Overseas IC	Alger
*Overseas SC	*Balanced
*Overseas SC2
*Asset Mgr. IC	Massachusetts Financial Services
*Asset Mgr. SC	Company
*Asset Mgr. SC2	MFS
*Inv. Bond IC	*Utilities
*Inv. Bond SC2	*New Discovery
*Contrafund IC	*Total Return
*Contrafund SC	*Growth SC
*Contrafund SC2	*New Discovery SC
*Utilities SC
*Strategic

FS-77

1. ORGANIZATION, continued

Massachusetts Financial Services	Invesco Advisers, Inc.
Company, continued	AIM
MFS, continued	*Intl. Growth
*Research	*Global
*Blended Core SC	*Global Value
*Corporate SC	*Discovery Mid Cap
*Government SC	(Commenced April 30, 2020)
*Growth Allocation SC	*Diversified
*Moderate SC	*Value
*Conservative SC	*Real Estate
*Blended Small Cap SC
*Global Real Estate IC	Calvert Research and Management
(Commenced February 3, 2021)	(See Note 3)
*Global Real Estate SC	Summit (formerly Calvert Variable Products, Inc.)
(Commenced August 27, 2020)	*S&P MidCap (formerly Calvert VP
S&P MidCap 400 Index Portfolio, Class I)
Morgan Stanley Investment	*Russell Small Cap (formerly Calvert VP Russell
Management Inc.	2000 Small Cap Index Portfolio, Class I)
Van Kampen	*Nasdaq-100 Index (formerly Calvert VP Nasdaq
*Emerging Markets	100 Index Portfolio, Class I)
*Intl. Magnum	*EAFE Intl. (formerly Calvert VP EAFE International
*Global II	Index Portfolio, Class I)
*S&P 500 (formerly Calvert VP S&P 500 Index
Calvert Research and Management	Portfolio)
Calvert	*Barclays (formerly Calvert VP Investment Grade
*Balanced	Bond Index Portfolio, Class I)
*Mid Cap	*Growth (formerly Calvert VP Volatility Managed
*Balanced F	Growth Portfolio, Class F)
*Mod. Growth (formerly Calvert VP Volatility Managed
Lincoln Financial Investments Corporation	Moderate Growth Portfolio, Class F)
(formerly American Century Investment	*Moderate (formerly Calvert VP Volatility Managed
Management, Inc.)	Moderate Portfolio, Class F)
Lincoln (formerly American Century)
*Disciplined Core Value II (formerly Income	Third Avenue Management LLC
& Growth) (formerly American Century VP	Third Avenue
Disciplined Core Value Fund Portfolio, Class I)	*Value
(Commenced April 26, 2024)
*Mid Cap Value II (formerly Mid Cap Value)	BNY Mellon Investment Adviser, Inc.
(formerly American Century VP Mid Cap Value	Dreyfus
Fund Portfolio, Class I))	*MidCap
(Commenced April 26, 2024)	*Small Cap
* Disciplined Core Value SC (formerly Inc. &
Growth II) (formerly American Century VP
Disciplined Core Value Fund Portfolio, Class II)
(Commenced April 26, 2024)

FS-78

1. ORGANIZATION, continued

DWS Investment Management Americas, Inc.	Franklin Advisers, Inc.
Scudder	Franklin Templeton
*Small Mid Value	*Global Bond
*Thematic	*Income
*Alternative
Franklin Mutual Advisers, LLC
Neuberger Berman Investment Advisers LLC	Franklin Templeton
Neuberger Berman	*Global Discovery
*Regency	*Small Cap
*Intrinsic
*Growth	Templeton Investment Counsel, LLC
Franklin Templeton
T. Rowe Price Associates, Inc.	*Foreign
T. Rowe
*Blue Chip	AllianceBernstein L.P.
AllianceBernstein
Pacific Investment Management	*Growth and Income
Company LLC
Pimco	Capital Research and Management Company (SM)
*Total Return	American Funds
*Low Duration	*Managed
*Short Term	*Blue Chip
*Emerging	*Global
*Low Duration Adv.	*Growth
*Real Return	*International
*Commodity	*New World
*Growth-Income
ALPS Advisors, Inc.	*Asset
Ibbotson
*Balanced
*Growth
*Income

FS-79

1. ORGANIZATION, continued

Columbia Management Investment	Janus Henderson Investors US LLC
Advisers, LLC	Janus
Columbia	*Flexible
*Strategic
*Emerging	Putnam Investment Management, LLC
*International	Putnam
*Smaller-Cap	*Health
*Mid Cap
*High Yield	Franklin Advisers, Inc. (formerly Putnam
*Large Core	Investment Management, LLC)
Putnam
Delaware Management Company	*Asset
Ivy (formerly Delaware Ivy Variable
Insurance Portfolios)	Van Eck Associates Corporation
*Strategy (formerly Delaware Ivy VIP	Van Eck
Asset Strategy Portfolio, Class II)	*Gold
*Balanced (formerly Delaware Ivy VIP	*Hard Assets
Balanced Portfolio, Class II)
*Energy (formerly Delaware Ivy VIP
Energy Portfolio, Class II)
*Small Cap Value (formerly Delaware
Ivy VIP Smid Cap Core Portfolio, Class II)
*Science (formerly Delaware Ivy VIP
Science and Technology Portfolio, Class II)
*Mid Cap Growth (formerly Delaware Ivy VIP
Mid Cap Growth Portfolio, Class II)
*International (formerly Delaware Ivy VIP
International Core Equity Portfolio, Class II)
*Global (formerly Delaware Ivy VIP Global
Growth Portfolio, Class II)
*High Income (Delaware Ivy VIP High Income
Portfolio, Class II)

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-80

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-81

3. SEGMENT INFORMATION

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the CODM manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by Ameritas Life Insurance Corp. to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer of the Company as the chief operating decision maker as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses Increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the summary of significant account policies (see note 2.) The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment disclosure requirements as of December 31, 2024 and for the years ended December 31, 2024 and December 31, 2023. All assets held and revenue is generated in the US and there is no customer greater than 10% of consolidated results for all periods presented.

4. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2024 and 2023, as follows:

Sub-Advisor Fee %
Summit:
S&P MidCap	.050
Russell Small Cap	.050
Nasdaq-100 Index	.050
S&P 500.050
Barclays	.050
Growth	.050
Mod. Growth	.050
Moderate	.050

FS-82

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2024 were as follows:

	Purchases	Sales
Fidelity:
Equity-Income IC	$1,470,926	$2,916,204
Equity-Income SC	333,561	464,358
Equity-Income SC2	1,387,432	1,930,058
Growth IC	6,773,166	4,176,296
Growth SC	708,146	1,322,441
Growth SC2	2,744,389	2,420,335
High Income IC	189,281	483,548
High Income SC	51,815	108,309
High Income SC2	2,312,395	7,329,387
Overseas IC	270,675	651,925
Overseas SC	31,733	101,626
Overseas SC2	845,434	1,685,769
Asset Mgr. IC	168,891	1,193,721
Asset Mgr. SC	32,292	169,792
Asset Mgr. SC2	239,781	352,332
Inv. Bond IC	374,600	602,204
Inv. Bond SC2	3,873,873	9,935,061
Contrafund IC	3,183,287	2,846,319
Contrafund SC	527,805	1,532,637
Contrafund SC2	4,085,981	6,978,117
Asset Mgr. Gr. IC	27,956	173,596
Asset Mgr. Gr. SC	4,889	2,449
Asset Mgr. Gr. SC2	34,835	93,719
Mid Cap SC2	778,872	571,494
Money Market	57,056,480	16,448,453
Money Market SC2	769,480	1,560,711
Index 500 SC2	799,655	1,577,996
Strategic SC2	66,833	53,484

Alger:
Balanced	661,356	1,068,444

MFS:
Utilities	2,084,321	3,577,879
New Discovery	411,235	1,395,140
Total Return	1,054,492	682,066
Growth SC	138,625	87,769
New Discovery SC	100,285	81,313
Utilities SC	511,673	438,797
Strategic	637,649	845,113
Research	819,494	5,124,441
Blended Core SC	88,238	3,867
Corporate SC	557,768	120,341
Government SC	61,727	2,598

FS-83

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
MFS, continued:
Growth Allocation SC	$72,861	$49,771
Moderate SC	47,716	162,845
Conservative SC	19,024	61,635
Blended Small Cap SC	72,426	24,528
Global Real Estate IC	553,115	13,343
Global Real Estate SC	4,376	18,371

Van Kampen:
Emerging Markets	535,695	4,268,776
Intl. Magnum	28,140	142,796
Global II	5,082	40,267

Calvert:
Balanced	722,135	817,838
Mid Cap	26,411	235,139
Balanced F	55,812	238,855

Lincoln:
Disciplined Core Value II	37,573,394	6,132,322
Mid Cap Value II	9,003,588	1,166,046
Disciplined Core Value SC	1,418,806	293,471

AIM:
Intl. Growth	448,027	1,417,333
Global	472,466	305,334
Global Value	315,734	452,355
Discovery Mid Cap	362,033	608,248
Diversified	92,449	155,946
Value	6,264	76,507
Real Estate	45,289	71,656

Summit:
S&P MidCap	2,896,696	11,722,512
Russell Small Cap	1,407,431	7,305,247
Nasdaq-100 Index	3,870,011	13,398,976
EAFE Intl.	1,666,964	8,257,950
S&P 500	10,302,920	33,419,034
Barclays	3,524,061	9,791,198
Growth	8,031,923	29,093,882
Mod. Growth	5,149,342	17,213,585
Moderate	4,475,952	16,919,846

FS-84

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Third Avenue:
Value	$1,175,080	$1,480,296

Dreyfus:
MidCap	147,019	632,024
Small Cap	54,295	135,471

Scudder:
Small Mid Value	307,953	561,415
Thematic	18,312	28,398
Alternative	2,840	12,967

Neuberger Berman:
Regency	173,507	245,045
Intrinsic	35,906	47,455
Growth	157,797	41,793

T. Rowe:
Blue Chip	2,356,839	14,937,235

Pimco:
Total Return	2,144,696	1,113,780
Low Duration	750,739	1,238,127
Short Term	39,897	1,067,230
Emerging	7,075	19,901
Low Duration Adv.	12,839	83,474
Real Return	1,115,841	492,775
Commodity	1,582	32,063

Ibbotson:
Balanced	33,068	137,931
Growth	26,682	85,393
Income	57,720	70,457

Franklin Templeton:
Global Bond	2,188,148	3,714,608
Income	442,311	446,160
Global Discovery	21,560	5,222
Small Cap	41,524	90,577
Foreign	28,131	233,973

AllianceBernstein:
Growth and Income	38,191	73,114

FS-85

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
American Funds:
Managed	$921,689	$11,568,719
Blue Chip	245,916	478,997
Global	140,117	93,367
Growth	273,537	503,999
International	9,942	167,282
New World	76,671	281,777
Growth-Income	353,668	316,394
Asset	288,426	354,147

Columbia:
Strategic	10,265	73,040
Emerging	19,790	13,825
International	11,266	2,408
Smaller-Cap	17,859	37,036
Mid Cap	14,317	108,507
High Yield	31,186	36,556
Large Core	54,806	131,556

Ivy:
Strategy	-	7,240
Balanced	83,484	396,234
Energy	54,078	171,699
Small Cap Value	55,648	149,999
Science	443,471	163,486
Mid Cap Growth	56,773	179,969
International	7,747	61,997
Global	2,401	61,387
High Income	13,190	9,865

Janus:
Flexible	41,119	24,814

Putnam:
Health	56,424	36,913
Asset	6,214	7,551

Van Eck:
Gold	33,434	33,489
Hard Assets	27,677	21,337

FS-86

6. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2024, these fees range between .95 percent and 1.40 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $50 per policy annually, or as rider charges taken as a percent of net assets of .10 to 1.50 percent annualized, depending on the product and options selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-87

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Equity-Income IC
2024	102.91	180.84	107,206	15,624,613	1.72	1.25	1.40	13.74	13.91
2023	90.48	158.76	123,855	15,967,441	1.86	1.25	1.40	9.12	9.28
2022	82.92	145.28	137,297	16,182,997	1.85	1.25	1.40	(6.27)	(6.13)
2021	88.47	154.77	151,649	18,951,290	1.88	1.25	1.40	23.16	23.35
2020	71.83	125.48	163,294	16,461,478	1.80	1.25	1.40	5.21	5.37

Equity-Income SC
2024	112.73	112.73	15,869	1,788,808	1.59	0.95	0.95	14.15	14.15
2023	98.75	98.75	18,040	1,781,483	1.84	0.95	0.95	9.49	9.49
2022	90.19	90.19	19,555	1,763,649	1.79	0.95	0.95	(5.98)	(5.98)
2021	95.93	95.93	21,396	2,052,414	1.63	0.95	0.95	23.65	23.65
2020	77.58	77.58	25,552	1,982,301	1.73	0.95	0.95	5.54	5.54

Equity-Income SC2
2024	92.50	92.50	100,067	9,255,858	1.58	0.95	0.95	13.96	13.96
2023	81.16	81.16	113,379	9,202,182	1.73	0.95	0.95	9.34	9.34
2022	74.23	74.23	125,195	9,293,146	1.66	0.95	0.95	(6.14)	(6.14)
2021	79.08	79.08	138,768	10,974,114	1.65	0.95	0.95	23.43	23.43
2020	64.07	64.07	155,836	9,984,490	1.64	0.95	0.95	5.43	5.43

Growth IC
2024	294.03	422.54	75,697	28,716,652	-	1.25	1.40	28.57	28.76
2023	228.69	328.16	84,502	24,980,282	0.13	1.25	1.40	34.35	34.55
2022	170.22	243.88	93,575	20,636,608	0.62	1.25	1.40	(25.50)	(25.39)
2021	228.49	326.88	101,315	29,965,341	-	1.25	1.40	21.51	21.69
2020	188.04	268.62	110,405	26,839,227	0.07	1.25	1.40	41.89	42.11

Growth SC
2024	322.13	322.13	7,768	2,502,347	-	0.95	0.95	29.03	29.03
2023	249.66	249.66	11,667	2,912,675	0.04	0.95	0.95	34.82	34.82
2022	185.18	185.18	12,403	2,296,868	0.52	0.95	0.95	(25.23)	(25.23)
2021	247.69	247.69	13,929	3,449,992	-	0.95	0.95	21.92	21.92
2020	203.15	203.15	15,175	3,082,723	0.06	0.95	0.95	42.39	42.39

Growth SC2
2024	240.45	240.45	35,090	8,437,346	-	0.95	0.95	28.84	28.84
2023	186.63	186.63	41,706	7,783,571	-	0.95	0.95	34.61	34.61
2022	138.64	138.64	44,455	6,163,394	0.36	0.95	0.95	(25.35)	(25.35)
2021	185.73	185.73	46,844	8,700,477	-	0.95	0.95	21.74	21.74
2020	152.56	152.56	55,279	8,433,344	0.04	0.95	0.95	42.19	42.19

FS-88

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
High Income IC
2024	23.49	57.81	70,901	2,535,434	5.67	1.25	1.40	7.45	7.61
2023	21.86	53.72	80,393	2,751,791	5.58	1.25	1.40	8.95	9.11
2022	20.07	49.23	87,782	2,722,007	4.77	1.25	1.40	(12.60)	(12.47)
2021	22.96	56.25	104,043	3,741,269	5.09	1.25	1.40	2.96	3.12
2020	22.30	54.55	109,647	3,861,409	4.95	1.25	1.40	1.32	1.47

High Income SC
2024	25.75	25.75	16,362	421,316	5.18	0.95	0.95	7.69	7.69
2023	23.91	23.91	19,322	462,013	5.38	0.95	0.95	9.46	9.46
2022	21.84	21.84	21,861	477,514	4.67	0.95	0.95	(12.39)	(12.39)
2021	24.93	24.93	28,530	711,328	5.17	0.95	0.95	3.51	3.51
2020	24.09	24.09	29,713	715,695	4.28	0.95	0.95	1.68	1.68

High Income SC2
2024	19.43	19.43	1,677,471	32,597,962	5.80	0.95	0.95	7.58	7.58
2023	18.06	18.06	2,035,618	36,768,924	5.41	0.95	0.95	9.20	9.20
2022	16.54	16.54	2,323,076	38,425,406	4.78	0.95	0.95	(12.51)	(12.51)
2021	18.90	18.90	2,739,872	51,797,046	5.31	0.95	0.95	3.31	3.31
2020	18.30	18.30	2,727,367	49,910,045	4.99	0.95	0.95	1.45	1.45

Overseas IC
2024	47.64	58.32	59,631	3,363,942	1.58	1.25	1.40	3.58	3.74
2023	45.99	56.21	68,873	3,760,441	1.03	1.25	1.40	18.84	19.02
2022	38.70	47.23	75,084	3,449,426	1.03	1.25	1.40	(25.53)	(25.42)
2021	51.97	63.33	83,232	5,133,851	0.52	1.25	1.40	18.04	18.22
2020	44.03	53.57	89,993	4,695,415	0.44	1.25	1.40	14.01	14.18

Overseas SC
2024	52.66	52.66	7,659	403,291	1.54	0.95	0.95	3.96	3.96
2023	50.65	50.65	9,350	473,594	0.92	0.95	0.95	19.28	19.28
2022	42.47	42.47	10,714	454,994	0.97	0.95	0.95	(25.29)	(25.29)
2021	56.85	56.85	11,135	632,994	0.44	0.95	0.95	18.45	18.45
2020	47.99	47.99	11,956	573,813	0.33	0.95	0.95	14.40	14.40

Overseas SC2
2024	40.37	40.37	162,131	6,545,090	1.32	0.95	0.95	3.81	3.81
2023	38.89	38.89	190,313	7,400,769	0.77	0.95	0.95	19.09	19.09
2022	32.65	32.65	220,474	7,199,315	0.89	0.95	0.95	(25.39)	(25.39)
2021	43.77	43.77	216,047	9,455,634	0.32	0.95	0.95	18.26	18.26
2020	37.01	37.01	244,909	9,063,432	0.22	0.95	0.95	14.24	14.24

FS-89

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Asset Mgr. IC
2024	46.04	73.33	76,634	5,281,866	2.27	1.25	1.40	6.98	7.14
2023	43.04	68.44	92,475	5,997,091	2.26	1.25	1.40	11.39	11.55
2022	38.64	61.36	104,950	6,096,290	2.00	1.25	1.40	(16.11)	(15.99)
2021	46.06	73.04	117,268	8,074,937	1.56	1.25	1.40	8.40	8.56
2020	42.49	67.28	132,894	8,448,502	1.48	1.25	1.40	13.27	13.44

Asset Mgr. SC
2024	50.34	50.34	19,052	959,105	2.17	0.95	0.95	7.31	7.31
2023	46.91	46.91	22,153	1,039,319	2.28	0.95	0.95	11.84	11.84
2022	41.95	41.95	23,023	965,805	1.85	0.95	0.95	(15.83)	(15.83)
2021	49.84	49.84	26,784	1,334,921	1.45	0.95	0.95	8.76	8.76
2020	45.82	45.82	29,474	1,350,645	1.39	0.95	0.95	13.65	13.65

Asset Mgr. SC2
2024	39.41	39.41	35,654	1,405,220	2.40	0.95	0.95	7.21	7.21
2023	36.76	36.76	39,546	1,453,877	2.12	0.95	0.95	11.59	11.59
2022	32.94	32.94	44,577	1,468,574	1.77	0.95	0.95	(15.95)	(15.95)
2021	39.20	39.20	51,962	2,036,713	1.40	0.95	0.95	8.65	8.65
2020	36.08	36.08	53,808	1,941,215	1.26	0.95	0.95	13.45	13.45

Inv. Bond IC
2024	24.91	28.04	136,428	3,910,461	3.51	0.95	1.40	0.37	0.82
2023	24.82	27.81	146,479	4,211,304	2.49	0.95	1.40	4.73	5.20
2022	23.69	26.43	163,937	4,512,421	2.09	0.95	1.40	(14.16)	(13.78)
2021	27.60	30.66	200,933	6,445,446	2.00	0.95	1.40	(1.98)	(1.54)
2020	28.16	31.14	212,311	6,981,943	2.09	0.95	1.40	7.87	8.36

Inv. Bond SC2
2024	13.17	22.90	2,485,207	54,893,685	3.25	0.95	1.00	0.48	0.53
2023	13.11	22.78	2,797,954	61,960,639	2.45	0.95	1.00	4.95	5.00
2022	12.49	21.69	2,940,024	62,592,795	1.99	0.95	1.00	(14.07)	(14.03)
2021	14.54	25.23	3,387,053	83,775,363	1.81	0.95	1.00	(1.88)	(1.83)
2020	14.82	25.70	3,374,854	84,903,398	2.03	0.95	1.00	8.08	8.13

Contrafund IC
2024	194.12	217.98	112,033	23,392,620	0.19	1.25	1.40	31.92	32.12
2023	147.15	164.99	122,534	19,390,931	0.48	1.25	1.40	31.61	31.80
2022	111.81	125.17	136,942	16,452,453	0.50	1.25	1.40	(27.33)	(27.22)
2021	153.87	172.00	148,286	24,512,036	0.06	1.25	1.40	26.06	26.25
2020	122.05	136.24	163,532	21,430,504	0.25	1.25	1.40	28.75	28.94

FS-90

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund SC
2024	212.79	212.79	20,776	4,420,938	0.09	0.95	0.95	32.36	32.36
2023	160.76	160.76	28,189	4,531,692	0.37	0.95	0.95	32.09	32.09
2022	121.71	121.71	31,901	3,882,659	0.40	0.95	0.95	(27.08)	(27.08)
2021	166.90	166.90	37,228	6,213,287	0.05	0.95	0.95	26.51	26.51
2020	131.93	131.93	40,997	5,408,811	0.15	0.95	0.95	29.20	29.20

Contrafund SC2
2024	105.91	178.94	189,974	31,495,162	0.03	0.95	1.00	32.11	32.18
2023	80.17	135.38	231,992	29,082,046	0.25	0.95	1.00	31.80	31.87
2022	60.83	102.66	255,644	24,821,661	0.27	0.95	1.00	(27.22)	(27.18)
2021	83.57	140.98	273,079	36,108,012	0.03	0.95	1.00	26.25	26.31
2020	66.20	111.62	314,267	33,239,035	0.08	0.95	1.00	28.94	29.00

Asset Mgr. Gr. IC
2024	50.92	56.67	16,369	852,333	1.66	1.25	1.40	9.26	9.42
2023	46.60	51.79	19,567	929,067	1.65	1.25	1.40	14.76	14.93
2022	40.61	45.06	24,124	994,480	1.77	1.25	1.40	(18.03)	(17.91)
2021	49.54	54.89	25,805	1,296,755	1.41	1.25	1.40	12.38	12.55
2020	44.08	48.77	26,444	1,182,462	1.11	1.25	1.40	15.64	15.81

Asset Mgr. Gr. SC
2024	48.29	48.29	3,241	156,498	1.73	0.95	0.95	9.68	9.68
2023	44.03	44.03	3,252	143,189	1.77	0.95	0.95	15.12	15.12
2022	38.25	38.25	3,266	124,922	1.76	0.95	0.95	(17.73)	(17.73)
2021	46.50	46.50	3,283	152,648	1.35	0.95	0.95	12.81	12.81
2020	41.21	41.21	3,309	136,360	1.03	0.95	0.95	16.05	16.05

Asset Mgr. Gr. SC2
2024	38.11	38.11	12,554	478,455	1.66	0.95	0.95	9.50	9.50
2023	34.80	34.80	14,358	499,697	1.66	0.95	0.95	14.96	14.96
2022	30.28	30.28	16,540	500,761	1.46	0.95	0.95	(17.83)	(17.83)
2021	36.84	36.84	19,459	716,972	1.14	0.95	0.95	12.61	12.61
2020	32.72	32.72	21,696	709,832	0.86	0.95	0.95	15.84	15.84

Mid Cap SC2
2024	90.56	97.12	50,445	4,217,188	0.34	0.95	1.40	15.54	16.06
2023	78.38	83.68	53,817	3,920,646	0.38	0.95	1.40	13.22	13.72
2022	69.23	73.58	56,740	3,703,564	0.25	0.95	1.40	(16.14)	(15.77)
2021	82.56	87.36	65,284	5,080,880	0.37	0.95	1.40	23.57	24.13
2020	66.81	70.38	69,001	4,463,685	0.40	0.95	1.40	16.23	16.75

FS-91

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Money Market
2024	1.01	1.06	51,271,566	53,870,363	4.89	0.95	1.40	3.64	4.10
2023	0.97	1.01	13,195,737	13,262,336	4.78	0.95	1.40	3.44	3.91
2022	0.94	0.98	15,163,897	14,659,741	1.53	0.95	1.40	0.03	0.48
2021	0.94	0.97	12,075,577	11,632,795	0.01	0.95	1.40	(1.38)	(0.93)
2020	0.95	0.98	13,074,064	12,724,373	0.29	0.95	1.40	(1.07)	(0.63)

Money Market SC2
2024	1.06	1.06	1,213,053	1,280,725	4.77	1.00	1.00	3.79	3.79
2023	1.02	1.02	2,037,209	2,071,956	4.53	1.00	1.00	3.60	3.60
2022	0.98	0.98	2,760,941	2,710,445	1.82	1.00	1.00	0.26	0.26
2021	0.98	0.98	929,540	910,223	0.01	1.00	1.00	(0.99)	(0.99)
2020	0.99	0.99	995,842	984,814	0.19	1.00	1.00	(0.76)	(0.76)

Index 500 SC2
2024	611.45	611.45	17,156	10,490,120	1.05	1.00	1.00	23.34	23.34
2023	495.74	495.74	18,499	9,170,441	1.26	1.00	1.00	24.63	24.63
2022	397.75	397.75	18,695	7,436,074	1.19	1.00	1.00	(19.23)	(19.23)
2021	492.43	492.43	21,124	10,402,035	1.05	1.00	1.00	26.99	26.99
2020	387.79	387.79	20,496	7,947,904	1.58	1.00	1.00	16.77	16.77

Strategic SC2
2024	13.63	13.63	35,652	485,834	3.73	1.00	1.00	4.72	4.72
2023	13.01	13.01	35,719	464,801	4.36	1.00	1.00	8.10	8.10
2022	12.04	12.04	38,258	460,553	3.22	1.00	1.00	(12.40)	(12.40)
2021	13.74	13.74	42,672	586,375	2.37	1.00	1.00	2.50	2.50
2020	13.41	13.41	38,346	514,055	3.34	1.00	1.00	6.09	6.09

Alger:
Balanced
2024	47.23	53.14	104,983	6,183,202	-	0.95	1.40	15.43	15.95
2023	40.92	45.83	111,527	5,665,558	1.43	0.95	1.40	15.81	16.33
2022	35.33	39.40	125,833	5,576,542	1.10	0.95	1.40	(12.54)	(12.14)
2021	40.40	44.84	145,985	7,377,713	0.82	0.95	1.40	17.47	18.00
2020	34.39	38.00	153,902	6,610,612	1.27	0.95	1.40	8.70	9.19

MFS:
Utilities
2024	111.54	125.60	217,703	25,132,178	2.30	0.95	1.40	10.10	10.60
2023	101.31	113.57	240,258	25,117,926	3.49	0.95	1.40	(3.46)	(3.03)
2022	104.94	117.12	255,667	27,646,868	2.35	0.95	1.40	(0.64)	(0.19)
2021	105.62	117.34	280,062	30,357,470	1.74	0.95	1.40	12.51	13.02
2020	93.87	103.83	296,276	28,474,561	2.50	0.95	1.40	4.43	4.90

FS-92

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
New Discovery
2024	63.64	71.23	87,202	6,026,454	-	0.95	1.40	5.23	5.71
2023	60.48	67.38	100,646	6,593,591	-	0.95	1.40	12.83	13.34
2022	53.60	59.45	108,864	6,291,408	-	0.95	1.40	(30.73)	(30.42)
2021	77.38	85.45	118,064	9,816,475	-	0.95	1.40	0.39	0.84
2020	77.08	84.73	137,249	11,321,341	-	0.95	1.40	43.86	44.52

Total Return
2024	43.45	46.97	115,415	5,390,261	2.47	0.95	1.40	6.25	6.73
2023	38.76	44.01	114,905	5,023,530	2.01	0.95	1.40	8.92	9.40
2022	35.58	40.23	131,256	5,239,584	1.74	0.95	1.40	(10.84)	(10.43)
2021	39.91	44.92	155,008	6,907,338	1.77	0.95	1.40	12.54	13.04
2020	35.46	39.73	180,086	7,098,177	2.29	0.95	1.40	8.29	8.78

Growth SC
2024	132.76	132.76	8,929	1,185,378	-	1.00	1.00	29.84	29.84
2023	102.25	102.25	9,164	937,047	-	1.00	1.00	34.17	34.17
2022	76.21	76.21	8,554	651,890	-	1.00	1.00	(32.48)	(32.48)
2021	112.87	112.87	10,662	1,203,431	-	1.00	1.00	22.01	22.01
2020	92.51	92.51	10,621	982,522	-	1.00	1.00	30.23	30.23

New Discovery SC
2024	31.75	31.75	26,017	826,155	-	1.00	1.00	5.37	5.37
2023	30.14	30.14	25,192	759,178	-	1.00	1.00	13.12	13.12
2022	26.64	26.64	25,745	685,851	-	1.00	1.00	(30.69)	(30.69)
2021	38.44	38.44	29,482	1,133,158	-	1.00	1.00	0.56	0.56
2020	38.22	38.22	21,858	835,400	-	1.00	1.00	44.14	44.14

Utilities SC
2024	48.42	48.42	67,981	3,291,879	2.15	1.00	1.00	10.23	10.23
2023	43.93	43.93	69,059	3,033,696	3.37	1.00	1.00	(3.30)	(3.30)
2022	45.43	45.43	46,183	2,097,971	2.31	1.00	1.00	(0.52)	(0.52)
2021	45.66	45.66	43,357	1,979,810	1.49	1.00	1.00	12.69	12.69
2020	40.52	40.52	43,862	1,777,264	2.21	1.00	1.00	4.57	4.57

Strategic
2024	11.84	12.46	215,618	2,665,520	4.05	0.95	1.40	1.81	2.27
2023	11.63	12.19	240,133	2,898,452	3.81	0.95	1.40	6.10	6.58
2022	10.96	11.43	220,201	2,498,189	3.37	0.95	1.40	(14.90)	(14.52)
2021	12.88	13.38	271,946	3,614,952	3.17	0.95	1.40	(0.93)	(0.48)
2020	13.00	13.44	279,065	3,727,487	3.63	0.95	1.40	7.83	8.32

FS-93

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Research
2024	21.11	22.06	952,600	20,983,911	1.56	0.95	1.40	1.65	2.11
2023	20.77	21.60	1,148,626	24,785,281	1.06	0.95	1.40	11.45	11.95
2022	18.62	19.29	1,311,900	25,287,200	1.86	0.95	1.40	(18.72)	(18.35)
2021	22.91	23.63	1,394,850	32,934,556	0.81	0.95	1.40	10.01	10.52
2020	20.82	21.38	1,575,087	33,654,625	2.07	0.95	1.40	11.33	11.88

Blended Core SC
2024	136.35	136.35	2,662	362,977	0.76	1.00	1.00	23.93	23.93
2023	110.03	110.03	2,163	237,949	1.25	1.00	1.00	26.93	26.93
2022	86.68	86.68	1,241	107,601	0.64	1.00	1.00	(17.03)	(17.03)
2021	104.48	104.48	1,385	144,648	1.44	1.00	1.00	27.90	27.90
2020	81.69	81.69	466	38,082	1.36	1.00	1.00	13.92	13.92

Corporate SC
2024	12.70	12.70	120,318	1,528,621	4.10	1.00	1.00	1.67	1.67
2023	12.50	12.50	88,668	1,107,977	4.23	1.00	1.00	7.82	7.82
2022	11.59	11.59	37,997	440,387	2.70	1.00	1.00	(17.45)	(17.45)
2021	14.04	14.04	45,951	645,136	2.66	1.00	1.00	(2.63)	(2.63)
2020	14.42	14.42	49,014	706,759	3.18	1.00	1.00	9.24	9.24

Government SC
2024	12.01	12.01	11,854	142,358	3.04	1.00	1.00	(0.48)	(0.48)
2023	12.07	12.07	7,134	86,082	1.22	1.00	1.00	2.83	2.83
2022	11.73	11.73	7,638	89,625	0.41	1.00	1.00	(13.32)	(13.32)
2021	13.54	13.54	85,073	1,151,636	1.96	1.00	1.00	(3.11)	(3.11)
2020	13.97	13.97	109,197	1,525,676	2.66	1.00	1.00	5.06	5.06

Growth Allocation SC
2024	21.71	21.71	22,368	485,671	0.99	1.00	1.00	8.95	8.95
2023	19.93	19.93	21,917	436,812	2.22	1.00	1.00	13.89	13.89
2022	17.50	17.50	19,797	346,445	1.57	1.00	1.00	(19.31)	(19.31)
2021	21.69	21.69	45,886	995,115	1.35	1.00	1.00	14.40	14.40
2020	18.96	18.96	22,413	424,897	1.61	1.00	1.00	14.31	14.31

Moderate SC
2024	20.89	20.89	37,983	793,302	1.35	1.00	1.00	7.04	7.04
2023	19.51	19.51	44,609	870,434	2.53	1.00	1.00	11.53	11.53
2022	17.50	17.50	43,348	758,376	1.81	1.00	1.00	(17.74)	(17.74)
2021	21.27	21.27	35,550	756,072	1.77	1.00	1.00	10.15	10.15
2020	19.31	19.31	39,739	767,254	1.74	1.00	1.00	12.94	12.94

FS-94

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Conservative SC
2024	15.70	15.70	21,380	335,717	1.65	1.00	1.00	4.59	4.59
2023	15.01	15.01	24,545	368,498	2.66	1.00	1.00	8.94	8.94
2022	13.78	13.78	24,934	343,613	2.32	1.00	1.00	(16.37)	(16.37)
2021	16.48	16.48	18,905	311,511	1.74	1.00	1.00	5.64	5.64
2020	15.60	15.60	11,058	172,470	2.38	1.00	1.00	10.95	10.95

Blended Small Cap SC
2024	24.29	24.29	13,986	339,657	0.86	1.00	1.00	3.60	3.60
2023	23.44	23.44	12,083	283,239	0.53	1.00	1.00	17.49	17.49
2022	19.95	19.95	11,905	237,504	0.55	1.00	1.00	(19.37)	(19.37)
2021	24.74	24.74	6,620	163,801	0.63	1.00	1.00	27.89	27.89
2020	19.35	19.35	13,296	257,238	0.53	1.00	1.00	1.12	1.12

Global Real Estate IC
2024	14.88	14.88	35,976	535,491	0.48	0.95	0.95	(3.61)	(3.61)
2023	15.44	15.44	1,625	25,089	0.72	0.95	0.95	10.41	10.41
2022	13.99	13.99	3,373	47,176	1.58	0.95	0.95	(27.63)	(27.63)
2021	19.33	19.33	2,251	43,502	1.80	0.95	0.95	27.57	27.57
2020	-	-	-	-	-	-	-	-	-

Global Real Estate SC
2024	18.30	18.30	5,969	109,259	1.45	1.00	1.00	(3.89)	(3.89)
2023	19.05	19.05	6,778	129,102	0.66	1.00	1.00	10.10	10.10
2022	17.30	17.30	2,057	35,575	1.01	1.00	1.00	(27.86)	(27.86)
2021	23.98	23.98	1,104	26,462	0.82	1.00	1.00	28.58	28.58
2020	18.65	18.65	783	14,597	-	1.00	1.00	8.50	8.50

Van Kampen:
Emerging Markets
2024	26.19	29.48	616,342	15,912,815	1.32	0.95	1.40	6.31	6.79
2023	24.63	27.60	762,564	18,428,700	1.63	0.95	1.40	10.43	10.92
2022	22.31	24.88	853,682	18,609,479	0.44	0.95	1.40	(26.12)	(25.79)
2021	30.19	33.53	849,058	24,961,745	0.83	0.95	1.40	1.56	2.02
2020	29.73	32.87	914,939	26,380,420	1.45	0.95	1.40	12.85	13.36

Intl. Magnum
2024	21.18	23.94	43,914	1,013,879	-	0.95	1.40	5.97	6.45
2023	19.99	22.49	48,473	1,052,304	1.72	0.95	1.40	12.49	13.00
2022	17.77	19.90	59,946	1,158,230	-	0.95	1.40	(18.09)	(17.72)
2021	21.70	24.19	67,300	1,581,433	1.86	0.95	1.40	6.86	7.35
2020	20.30	22.53	80,412	1,768,149	1.44	0.95	1.40	9.37	9.87

FS-95

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Van Kampen, continued:
Global II
2024	14.00	14.00	4,031	56,445	-	1.00	1.00	6.35	6.35
2023	13.17	13.17	6,569	86,499	1.58	1.00	1.00	12.82	12.82
2022	11.67	11.67	6,718	78,416	-	1.00	1.00	(17.89)	(17.89)
2021	14.21	14.21	5,540	78,749	1.81	1.00	1.00	7.15	7.15
2020	13.27	13.27	6,424	85,224	1.30	1.00	1.00	9.74	9.74

Calvert:
Balanced
2024	6.01	6.71	1,024,369	6,524,958	1.67	0.95	1.40	17.94	18.48
2023	5.10	5.67	1,068,135	5,756,685	1.58	0.95	1.40	15.20	15.72
2022	4.43	4.90	1,155,620	5,387,211	1.18	0.95	1.40	(16.58)	(16.21)
2021	5.31	5.84	1,296,308	7,241,124	1.17	0.95	1.40	13.52	14.03
2020	4.67	5.12	1,366,285	6,705,211	1.53	0.95	1.40	13.66	14.17

Mid Cap
2024	86.70	96.81	19,325	1,767,581	0.12	0.95	1.40	8.69	9.18
2023	79.77	88.67	21,734	1,821,648	0.19	0.95	1.40	10.11	10.59
2022	72.45	80.18	22,753	1,725,805	-	0.95	1.40	(20.59)	(20.24)
2021	91.24	100.53	23,865	2,270,714	0.19	0.95	1.40	13.43	13.94
2020	80.43	88.23	26,901	2,246,788	0.44	0.95	1.40	10.69	11.19

Balanced F
2024	4.13	4.13	343,960	1,419,264	1.79	1.00	1.00	17.73	17.73
2023	3.50	3.50	397,663	1,393,792	1.57	1.00	1.00	15.27	15.27
2022	3.04	3.04	108,178	328,948	1.24	1.00	1.00	(16.30)	(16.30)
2021	3.63	3.63	97,156	352,982	0.95	1.00	1.00	13.58	13.58
2020	3.20	3.20	144,496	462,194	1.43	1.00	1.00	13.62	13.62

Lincoln:
Disciplined Core Value II
2024	8.56	8.59	3,902,745	33,511,181	0.90	0.95	1.40	5.57	5.90
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Mid Cap Value II
2024	20.23	20.29	398,044	8,075,439	2.06	0.95	1.40	5.82	6.14
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

FS-96

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Lincoln, continued:
Disciplined Core Value SC
2024	8.57	8.57	139,329	1,194,249	0.74	1.00	1.00	5.69	5.69
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

AIM:
Intl. Growth
2024	48.12	51.55	125,962	6,485,036	1.70	0.95	1.40	(0.79)	(0.34)
2023	48.50	51.73	145,819	7,535,984	0.19	0.95	1.40	16.51	17.03
2022	41.63	44.20	171,603	7,581,720	1.73	0.95	1.40	(19.44)	(19.08)
2021	51.67	54.62	177,408	9,687,766	1.25	0.95	1.40	4.42	4.89
2020	49.48	52.07	199,472	10,392,892	2.38	0.95	1.40	12.41	12.92

Global
2024	18.79	20.16	125,042	2,523,902	2.49	0.95	1.40	(3.18)	(2.74)
2023	19.41	20.72	118,339	2,454,545	1.52	0.95	1.40	7.54	8.02
2022	18.05	19.18	119,881	2,300,246	2.88	0.95	1.40	(25.98)	(25.64)
2021	24.38	25.80	114,867	2,962,546	2.77	0.95	1.40	23.97	24.53
2020	19.67	20.72	127,097	2,631,659	5.11	0.95	1.40	(13.54)	(13.15)

Global Value
2024	31.75	35.87	92,360	3,010,247	1.09	0.95	1.40	15.21	15.74
2023	27.56	30.99	97,916	2,759,131	0.56	0.95	1.40	20.04	20.58
2022	22.95	25.70	112,422	2,625,563	0.34	0.95	1.40	(22.96)	(22.61)
2021	29.79	33.21	117,888	3,559,437	0.95	0.95	1.40	14.36	14.88
2020	26.05	28.91	127,571	3,353,444	1.34	0.95	1.40	11.65	12.16

Discovery Mid Cap
2024	115.87	118.20	21,453	2,524,213	-	0.95	1.40	22.53	23.05
2023	94.56	96.06	23,667	2,265,748	-	0.95	1.40	11.60	12.09
2022	84.74	85.70	27,029	2,311,275	-	0.95	1.40	(31.96)	(31.63)
2021	124.53	125.35	29,852	3,735,999	-	0.95	1.40	17.49	17.97
2020	105.99	106.25	33,168	3,521,994	-	0.95	1.40	46.96	47.33

Diversified
2024	43.16	43.16	11,273	486,528	1.58	1.00	1.00	11.83	11.83
2023	38.59	38.59	13,369	515,938	1.84	1.00	1.00	7.69	7.69
2022	35.83	35.83	12,410	444,721	1.64	1.00	1.00	(2.90)	(2.90)
2021	36.90	36.90	13,102	483,515	2.21	1.00	1.00	17.42	17.42
2020	31.43	31.43	11,463	360,276	2.73	1.00	1.00	(1.13)	(1.13)

FS-97

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Value
2024	36.63	36.63	5,733	209,986	0.71	1.00	1.00	28.80	28.80
2023	28.44	28.44	8,077	229,711	0.44	1.00	1.00	14.15	14.15
2022	24.92	24.92	7,799	194,313	0.48	1.00	1.00	(3.83)	(3.83)
2021	25.91	25.91	7,407	191,877	0.27	1.00	1.00	26.36	26.36
2020	20.50	20.50	7,039	144,316	0.66	1.00	1.00	(0.15)	(0.15)

Real Estate
2024	16.78	16.78	87,637	1,470,906	2.43	1.00	1.00	(3.09)	(3.09)
2023	17.32	17.32	90,411	1,565,809	1.23	1.00	1.00	7.75	7.75
2022	16.07	16.07	33,353	536,098	3.03	1.00	1.00	(25.88)	(25.88)
2021	21.69	21.69	27,325	592,591	2.38	1.00	1.00	24.20	24.20
2020	17.46	17.46	31,060	542,356	4.63	1.00	1.00	(13.43)	(13.43)

Summit:
S&P MidCap
2024	64.98	72.26	691,988	48,816,146	1.16	0.95	1.40	11.93	12.44
2023	58.06	64.26	852,717	53,697,411	1.20	0.95	1.40	14.52	15.03
2022	50.70	55.87	961,350	52,600,077	0.92	0.95	1.40	(14.53)	(14.15)
2021	59.32	65.07	1,102,158	70,360,366	0.82	0.95	1.40	22.69	23.24
2020	48.35	52.80	1,328,710	69,091,949	1.23	0.95	1.40	11.75	12.25

Russell Small Cap
2024	38.53	44.79	645,195	27,578,661	1.20	0.95	1.40	9.68	10.18
2023	35.13	40.65	803,704	31,251,874	0.86	0.95	1.40	14.99	15.50
2022	30.55	35.19	867,560	29,232,893	0.80	0.95	1.40	(21.62)	(21.26)
2021	38.98	44.70	960,671	41,132,281	0.74	0.95	1.40	12.94	13.45
2020	34.51	39.40	1,133,223	42,847,908	1.07	0.95	1.40	17.98	18.51

Nasdaq-100 Index
2024	45.25	50.52	890,939	45,335,131	0.32	0.95	1.40	23.39	24.01
2023	36.67	40.73	1,152,549	47,349,649	0.32	0.95	1.40	52.18	52.95
2022	24.10	26.63	1,425,319	38,335,243	0.18	0.95	1.40	(33.61)	(33.28)
2021	36.30	39.92	1,467,385	59,093,189	0.27	0.95	1.40	25.07	25.68
2020	29.02	31.76	1,776,601	56,996,634	0.44	0.95	1.40	46.13	46.83

EAFE Intl.
2024	117.99	125.71	264,580	33,364,023	2.53	0.95	1.40	2.16	2.50
2023	115.11	123.05	319,716	39,483,330	2.92	0.95	1.40	16.40	16.66
2022	98.89	105.47	378,904	40,114,969	3.56	0.95	1.40	(15.68)	(15.39)
2021	117.28	124.65	414,423	51,862,622	1.72	0.95	1.40	9.38	9.83
2020	107.22	113.49	472,036	53,797,148	3.33	0.95	1.40	6.27	6.75

FS-98

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
S&P 500
2024	400.53	430.47	328,189	138,761,661	1.18	0.95	1.40	22.89	23.45
2023	325.92	348.70	406,846	139,831,054	1.33	0.95	1.40	24.18	24.74
2022	262.46	279.55	474,950	131,127,744	1.21	0.95	1.40	(19.47)	(19.11)
2021	325.92	345.59	531,165	181,538,527	1.28	0.95	1.40	26.64	27.21
2020	257.36	271.67	633,119	170,453,264	1.66	0.95	1.40	16.46	16.98

Barclays
2024	57.58	61.44	980,093	60,289,482	2.74	0.95	1.40	(0.29)	0.07
2023	57.75	61.39	1,099,987	67,634,635	2.71	0.95	1.40	4.04	4.48
2022	55.51	58.76	1,165,938	68,622,051	2.60	0.95	1.40	(13.73)	(13.35)
2021	64.35	67.81	1,349,109	91,639,426	2.39	0.95	1.40	(3.21)	(2.75)
2020	66.48	69.73	1,315,258	91,877,673	2.80	0.95	1.40	5.84	6.32

Growth
2024	25.73	25.93	3,089,537	79,946,628	1.68	0.95	1.00	11.04	11.10
2023	23.17	23.34	4,220,639	98,314,479	1.27	0.95	1.00	14.51	14.57
2022	20.23	20.37	5,111,361	103,943,550	0.96	0.95	1.00	(15.78)	(15.74)
2021	24.02	24.18	5,567,934	134,407,241	0.97	0.95	1.00	14.72	14.77
2020	20.94	21.07	6,137,131	129,099,982	1.64	0.95	1.00	1.14	1.19

Mod. Growth
2024	23.62	24.67	1,859,207	46,162,570	1.85	0.95	1.40	8.63	9.12
2023	21.74	22.61	2,475,918	56,355,290	1.32	0.95	1.40	12.22	12.72
2022	19.39	20.06	2,856,605	57,691,981	1.00	0.95	1.40	(15.78)	(15.41)
2021	23.02	23.71	3,156,209	75,361,235	0.98	0.95	1.40	12.09	12.57
2020	20.54	21.06	3,449,586	73,170,124	1.60	0.95	1.40	2.30	2.77

Moderate
2024	21.91	22.98	2,232,374	51,184,171	2.09	0.95	1.40	6.20	6.68
2023	20.63	21.55	2,955,984	63,537,643	1.41	0.95	1.40	10.38	10.87
2022	18.76	19.43	3,413,348	66,170,021	1.06	0.95	1.40	(15.36)	(14.98)
2021	22.16	22.86	3,961,547	90,335,347	1.04	0.95	1.40	8.54	9.03
2020	20.42	20.97	4,301,353	89,969,881	1.68	0.95	1.40	3.89	4.37

Third Avenue:
Value
2024	47.11	52.37	129,389	6,691,221	2.51	0.95	1.40	(3.64)	(3.20)
2023	48.89	54.10	147,812	7,894,459	2.36	0.95	1.40	19.14	19.68
2022	41.03	45.21	174,929	7,809,629	1.45	0.95	1.40	14.50	15.02
2021	35.84	39.31	198,302	7,709,572	0.67	0.95	1.40	20.38	20.92
2020	29.77	32.51	234,651	7,563,121	2.67	0.95	1.40	(3.75)	(3.32)

FS-99

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Dreyfus:
MidCap
2024	58.40	64.51	44,319	2,387,099	0.64	0.95	1.40	10.76	11.27
2023	52.73	57.98	53,401	2,632,889	0.55	0.95	1.40	16.36	16.88
2022	45.32	49.61	58,611	2,492,121	0.45	0.95	1.40	(15.47)	(15.09)
2021	53.61	58.43	64,905	3,253,838	0.45	0.95	1.40	23.82	24.38
2020	43.30	46.97	77,957	3,158,125	0.54	0.95	1.40	6.35	6.83

Small Cap
2024	34.82	34.82	24,788	863,116	1.14	1.00	1.00	6.88	6.88
2023	32.58	32.58	27,812	906,078	1.05	1.00	1.00	14.24	14.24
2022	28.52	28.52	27,612	787,409	0.95	1.00	1.00	(17.48)	(17.48)
2021	34.56	34.56	31,636	1,093,205	0.67	1.00	1.00	24.89	24.89
2020	27.67	27.67	35,032	969,259	1.06	1.00	1.00	9.54	9.54

Scudder:
Small Mid Value
2024	26.33	28.36	52,946	1,492,999	1.23	0.95	1.40	4.72	5.20
2023	25.14	26.96	65,500	1,754,164	1.15	0.95	1.40	13.36	13.87
2022	22.18	23.68	69,804	1,644,939	0.85	0.95	1.40	(16.97)	(16.60)
2021	26.71	28.39	79,770	2,253,189	1.29	0.95	1.40	28.69	29.27
2020	20.75	21.96	93,205	2,035,507	1.43	0.95	1.40	(2.18)	(1.74)

Thematic
2024	15.88	17.12	18,641	315,646	1.21	0.95	1.40	7.84	8.33
2023	14.73	15.80	19,272	301,612	0.88	0.95	1.40	14.44	14.95
2022	12.87	13.75	30,414	416,431	1.08	0.95	1.40	(29.50)	(29.19)
2021	18.71	19.41	33,928	656,729	0.34	0.95	1.40	6.61	7.09
2020	17.55	18.13	36,011	651,564	1.45	0.95	1.40	20.99	21.53

Alternative
2024	16.29	16.29	1,387	22,593	3.57	1.00	1.00	4.25	4.25
2023	15.63	15.63	2,031	31,734	6.36	1.00	1.00	4.62	4.62
2022	14.94	14.94	2,910	43,469	7.12	1.00	1.00	(8.65)	(8.65)
2021	16.35	16.35	2,914	47,644	1.71	1.00	1.00	11.23	11.23
2020	14.70	14.70	3,141	46,176	2.38	1.00	1.00	4.27	4.27

Neuberger Berman:
Regency
2024	37.74	40.57	19,990	800,792	0.70	0.95	1.40	7.30	7.78
2023	35.17	37.64	22,411	834,169	1.00	0.95	1.40	9.47	9.96
2022	32.13	34.23	24,869	843,065	0.59	0.95	1.40	(11.00)	(10.60)
2021	36.10	38.29	28,922	1,091,922	0.56	0.95	1.40	30.96	31.55
2020	27.57	29.11	30,898	891,193	1.18	0.95	1.40	(3.97)	(3.54)

FS-100

 6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Neuberger Berman, continued:
Intrinsic
2024	30.12	30.12	6,515	196,237	0.25	1.00	1.00	7.58	7.58
2023	28.00	28.00	7,073	198,032	0.47	1.00	1.00	9.59	9.59
2022	25.55	25.55	6,525	166,693	0.16	1.00	1.00	(10.84)	(10.84)
2021	28.66	28.66	9,385	268,932	0.20	1.00	1.00	31.20	31.20
2020	21.84	21.84	10,950	239,160	0.63	1.00	1.00	(3.80)	(3.80)

Growth
2024	51.33	51.33	12,949	664,655	-	1.00	1.00	22.52	22.52
2023	41.89	41.89	11,326	474,476	-	1.00	1.00	16.80	16.80
2022	35.87	35.87	13,523	485,054	-	1.00	1.00	(29.53)	(29.53)
2021	50.90	50.90	13,353	679,664	-	1.00	1.00	11.61	11.61
2020	45.61	45.61	16,916	771,509	-	1.00	1.00	38.32	38.32

T. Rowe:
Blue Chip
2024	61.93	66.76	697,641	46,969,972	-	0.95	1.40	33.20	33.89
2023	46.50	49.87	935,708	47,021,228	-	0.95	1.40	46.89	47.56
2022	31.65	33.79	1,184,404	40,296,829	-	0.95	1.40	(39.51)	(39.24)
2021	52.33	55.62	1,115,047	62,539,380	-	0.95	1.40	15.71	16.22
2020	45.23	47.86	1,285,413	62,030,811	-	0.95	1.40	32.05	32.65

Pimco:
Total Return
2024	13.52	14.51	609,962	8,860,008	4.04	0.95	1.40	1.11	1.56
2023	13.37	14.28	556,819	7,957,836	3.57	0.95	1.40	4.47	4.94
2022	12.80	13.61	563,941	7,676,304	2.59	0.95	1.40	(15.49)	(15.11)
2021	15.14	16.04	675,983	10,840,068	1.83	0.95	1.40	(2.63)	(2.19)
2020	15.55	16.39	669,168	10,974,756	2.14	0.95	1.40	7.13	7.62

Low Duration
2024	10.42	10.95	495,433	5,410,291	3.99	0.95	1.40	3.05	3.50
2023	10.11	10.58	556,444	5,873,063	3.59	0.95	1.40	3.52	4.00
2022	9.77	10.17	642,112	6,517,913	1.62	0.95	1.40	(7.05)	(6.64)
2021	10.53	10.89	805,350	8,759,337	0.52	0.95	1.40	(2.30)	(1.85)
2020	10.78	11.10	799,381	8,862,090	1.20	0.95	1.40	1.55	2.01

Short Term
2024	11.66	11.66	21,933	255,829	5.00	1.00	1.00	4.89	4.89
2023	11.12	11.12	114,657	1,275,050	4.36	1.00	1.00	4.75	4.75
2022	10.62	10.62	143,712	1,525,648	1.78	1.00	1.00	(1.24)	(1.24)
2021	10.75	10.75	52,776	567,316	0.93	1.00	1.00	(1.14)	(1.14)
2020	10.87	10.87	46,363	504,141	1.12	1.00	1.00	1.12	1.12

FS-101

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco, continued:
Emerging
2024	15.07	15.07	5,249	79,096	6.33	1.00	1.00	6.36	6.36
2023	14.17	14.17	6,436	91,176	5.60	1.00	1.00	9.90	9.90
2022	12.89	12.89	7,586	97,790	4.70	1.00	1.00	(16.64)	(16.64)
2021	15.46	15.46	8,929	138,074	4.38	1.00	1.00	(3.62)	(3.62)
2020	16.04	16.04	5,097	81,774	4.50	1.00	1.00	5.53	5.53

Low Duration Adv.
2024	10.51	10.51	6,446	67,752	3.88	1.00	1.00	3.35	3.35
2023	10.17	10.17	13,636	138,664	3.51	1.00	1.00	3.83	3.83
2022	9.79	9.79	11,220	109,887	1.12	1.00	1.00	(6.77)	(6.77)
2021	10.51	10.51	49,236	517,253	0.42	1.00	1.00	(2.01)	(2.01)
2020	10.72	10.72	52,069	558,208	1.11	1.00	1.00	1.86	1.86

Real Return
2024	13.17	13.83	342,198	4,712,225	2.46	0.95	1.40	0.61	1.07
2023	13.09	13.68	302,156	4,118,249	2.92	0.95	1.40	2.14	2.59
2022	12.82	13.33	205,217	2,727,575	7.08	0.95	1.40	(13.21)	(12.82)
2021	14.77	15.30	226,774	3,460,948	5.09	0.95	1.40	4.02	4.49
2020	14.20	14.64	116,938	1,704,734	1.33	0.95	1.40	10.03	10.54

Commodity
2024	10.04	10.04	6,095	61,167	1.96	1.00	1.00	2.93	2.93
2023	9.75	9.75	9,232	90,014	18.52	1.00	1.00	(8.84)	(8.84)
2022	10.70	10.70	14,093	150,742	20.03	1.00	1.00	7.59	7.59
2021	9.94	9.94	15,367	152,779	4.02	1.00	1.00	31.79	31.79
2020	7.54	7.54	11,872	89,557	6.13	1.00	1.00	0.22	0.22

Ibbotson:
Balanced
2024	18.46	18.50	27,022	521,926	1.66	0.95	1.40	8.63	9.12
2023	16.92	17.03	33,157	588,068	2.01	0.95	1.40	11.26	11.76
2022	15.14	15.31	34,005	543,209	1.64	0.95	1.40	(14.09)	(13.70)
2021	17.54	17.82	37,681	697,766	1.28	0.95	1.40	9.25	9.74
2020	15.99	16.31	41,420	698,505	1.85	0.95	1.40	7.60	8.09

Growth
2024	13.11	20.81	27,354	598,972	1.49	0.95	1.40	11.11	11.59
2023	18.73	19.85	31,070	610,487	1.97	0.95	1.40	13.67	14.18
2022	16.48	17.38	28,987	501,087	1.58	0.95	1.40	(14.46)	(14.07)
2021	19.26	20.23	29,774	599,064	1.24	0.95	1.40	13.32	13.80
2020	17.00	17.77	29,443	523,155	1.92	0.95	1.40	8.49	8.97

FS-102

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ibbotson, continued:
Income
2024	16.11	16.97	11,030	184,856	2.42	0.95	1.40	6.58	6.94
2023	15.12	15.87	11,974	189,954	1.52	0.95	1.40	9.55	9.59
2022	13.80	14.48	21,476	310,480	1.71	0.95	1.40	(13.40)	(13.36)
2021	15.93	16.72	24,339	405,639	1.40	0.95	1.40	4.99	5.46
2020	15.17	15.85	27,327	430,685	1.59	0.95	1.40	7.13	7.40

Franklin Templeton:
Global Bond
2024	13.35	13.94	1,678,046	23,293,918	-	0.95	1.40	(12.21)	(12.20)
2023	15.21	15.88	1,754,276	27,779,580	-	0.95	1.40	1.46	1.92
2022	14.99	15.58	1,822,846	28,350,019	-	0.95	1.40	(6.27)	(5.85)
2021	15.99	16.55	2,170,079	35,830,227	-	0.95	1.40	(6.33)	(5.89)
2020	17.07	17.58	2,021,162	35,467,501	8.06	0.95	1.40	(6.60)	(6.18)

Income
2024	21.74	21.76	117,155	2,724,894	5.11	0.95	1.40	5.71	6.18
2023	20.49	20.56	122,616	2,687,843	5.04	0.95	1.40	7.12	7.60
2022	19.05	19.20	84,544	1,717,941	4.71	0.95	1.40	(6.78)	(6.36)
2021	20.34	20.59	72,742	1,585,264	4.60	0.95	1.40	15.14	15.66
2020	17.59	17.89	70,018	1,320,536	6.09	0.95	1.40	(0.71)	(0.26)

Global Discovery
2024	32.53	32.53	3,759	122,271	1.79	1.00	1.00	3.61	3.61
2023	31.40	31.40	3,566	111,973	2.58	1.00	1.00	19.12	19.12
2022	26.36	26.36	3,058	80,597	1.36	1.00	1.00	(5.69)	(5.69)
2021	27.95	27.95	2,839	79,338	2.82	1.00	1.00	17.95	17.95
2020	23.70	23.70	2,294	54,350	2.40	1.00	1.00	(5.41)	(5.41)

Small Cap
2024	38.30	38.30	9,700	371,559	0.91	1.00	1.00	10.59	10.59
2023	34.64	34.64	11,230	388,974	0.54	1.00	1.00	11.63	11.63
2022	31.03	31.03	12,473	387,017	1.01	1.00	1.00	(10.96)	(10.96)
2021	34.85	34.85	15,563	542,299	1.27	1.00	1.00	24.12	24.12
2020	28.07	28.07	15,492	434,936	1.32	1.00	1.00	4.14	4.14

Foreign
2024	16.34	16.34	32,502	531,083	2.78	1.00	1.00	(1.99)	(1.99)
2023	16.67	16.67	45,282	754,908	3.18	1.00	1.00	19.56	19.56
2022	13.94	13.94	9,259	129,104	3.23	1.00	1.00	(8.52)	(8.52)
2021	15.24	15.24	17,035	259,650	1.83	1.00	1.00	3.13	3.13
2020	14.78	14.78	16,655	246,173	3.29	1.00	1.00	(2.14)	(2.14)

FS-103

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AllianceBernstein:
Growth and Income
2024	65.88	65.88	5,106	336,344	1.22	1.00	1.00	11.64	11.64
2023	59.01	59.01	5,847	345,004	1.25	1.00	1.00	10.62	10.62
2022	53.35	53.35	5,418	289,041	1.15	1.00	1.00	(5.37)	(5.37)
2021	56.37	56.37	5,113	288,251	0.66	1.00	1.00	26.57	26.57
2020	44.54	44.54	5,994	266,955	1.39	1.00	1.00	1.45	1.45

American Funds:
Managed
2024	17.69	19.17	1,003,910	18,246,747	1.91	0.95	1.00	13.48	13.54
2023	15.58	16.89	1,662,841	26,463,621	1.79	0.95	1.00	9.14	9.20
2022	14.27	15.48	2,144,627	31,334,701	2.18	0.95	1.00	(14.82)	(14.78)
2021	16.75	18.17	2,292,660	39,207,866	1.35	0.95	1.00	11.39	11.44
2020	15.03	16.31	2,113,782	32,372,475	1.41	0.95	1.00	4.83	4.88

Blue Chip
2024	31.31	31.31	92,329	2,891,199	1.55	1.00	1.00	17.95	17.95
2023	26.55	26.55	101,197	2,686,593	1.86	1.00	1.00	16.13	16.13
2022	22.86	22.86	109,614	2,505,930	1.69	1.00	1.00	(9.36)	(9.36)
2021	25.22	25.22	147,210	3,712,922	1.51	1.00	1.00	26.51	26.51
2020	19.94	19.94	161,465	3,219,029	1.71	1.00	1.00	7.60	7.60

Global
2024	62.13	62.13	23,321	1,448,869	1.55	1.00	1.00	12.55	12.55
2023	55.20	55.20	23,283	1,285,292	0.91	1.00	1.00	21.39	21.39
2022	45.47	45.47	23,842	1,084,216	0.66	1.00	1.00	(25.48)	(25.48)
2021	61.03	61.03	23,846	1,455,288	0.35	1.00	1.00	15.27	15.27
2020	52.95	52.95	19,249	1,019,121	0.37	1.00	1.00	29.17	29.17

Growth
2024	268.81	268.81	17,057	4,584,956	0.33	1.00	1.00	30.31	30.31
2023	206.28	206.28	18,263	3,767,319	0.37	1.00	1.00	37.11	37.11
2022	150.45	150.45	16,354	2,460,476	0.32	1.00	1.00	(30.63)	(30.63)
2021	216.88	216.88	16,796	3,642,720	0.23	1.00	1.00	20.78	20.78
2020	179.57	179.57	15,002	2,693,952	0.31	1.00	1.00	50.57	50.57

International
2024	25.58	25.58	16,565	423,777	1.02	1.00	1.00	2.13	2.13
2023	25.05	25.05	22,553	564,941	1.25	1.00	1.00	14.70	14.70
2022	21.84	21.84	25,831	564,143	1.75	1.00	1.00	(21.57)	(21.57)
2021	27.85	27.85	26,816	746,745	2.39	1.00	1.00	(2.47)	(2.47)
2020	28.55	28.55	27,052	772,405	0.66	1.00	1.00	12.84	12.84

FS-104

 6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Funds, continued:
New World
2024	30.26	32.32	17,273	551,955	1.29	0.95	1.00	5.49	5.54
2023	28.67	30.64	24,087	722,029	1.63	0.95	1.00	14.85	14.90
2022	24.95	26.68	19,594	517,424	1.29	0.95	1.00	(22.87)	(22.83)
2021	32.34	34.59	21,364	724,340	0.88	0.95	1.00	3.88	3.93
2020	31.11	33.29	16,867	558,295	0.07	0.95	1.00	21.96	22.35

Growth-Income
2024	128.43	128.43	19,222	2,468,715	1.13	1.00	1.00	22.98	22.98
2023	104.43	104.43	19,857	2,073,703	1.42	1.00	1.00	24.89	24.89
2022	83.62	83.62	16,845	1,408,572	1.21	1.00	1.00	(17.32)	(17.32)
2021	101.14	101.14	19,221	1,943,928	1.22	1.00	1.00	22.86	22.86
2020	82.31	82.31	17,012	1,400,312	1.29	1.00	1.00	12.42	12.42

Asset
2024	41.03	41.03	88,178	3,617,771	2.14	1.00	1.00	15.27	15.27
2023	35.59	35.59	94,753	3,372,464	2.20	1.00	1.00	13.14	13.14
2022	31.46	31.46	99,965	3,144,788	1.96	1.00	1.00	(14.26)	(14.26)
2021	36.69	36.69	91,201	3,346,346	1.56	1.00	1.00	13.96	13.96
2020	32.20	32.20	88,621	2,853,386	1.62	1.00	1.00	11.34	11.34

Columbia:
Strategic
2024	5.58	5.58	27,623	154,185	4.48	1.00	1.00	3.46	3.46
2023	5.40	5.40	40,162	216,673	3.81	1.00	1.00	8.12	8.12
2022	4.99	4.99	34,012	169,710	2.69	1.00	1.00	(12.39)	(12.39)
2021	5.70	5.70	37,364	212,811	5.15	1.00	1.00	0.62	0.62
2020	5.66	5.66	55,869	316,252	3.30	1.00	1.00	5.56	5.56

Emerging
2024	18.60	18.60	6,828	127,023	0.99	1.00	1.00	4.40	4.40
2023	17.82	17.82	6,484	115,540	-	1.00	1.00	8.11	8.11
2022	16.48	16.48	6,347	104,618	-	1.00	1.00	(33.74)	(33.74)
2021	24.87	24.87	6,948	172,836	0.92	1.00	1.00	(8.39)	(8.39)
2020	27.15	27.15	10,329	280,459	0.37	1.00	1.00	31.84	31.84

International
2024	18.61	18.61	12,807	238,356	4.11	1.00	1.00	2.21	2.21
2023	18.21	18.21	12,732	231,844	1.67	1.00	1.00	14.18	14.18
2022	15.95	15.95	12,715	202,774	0.24	1.00	1.00	(15.75)	(15.75)
2021	18.93	18.93	3,164	59,881	1.09	1.00	1.00	8.65	8.65
2020	17.42	17.42	3,147	54,823	1.36	1.00	1.00	7.74	7.74

FS-105

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Columbia, continued:
Smaller-Cap
2024	34.70	34.70	8,052	279,448	-	1.00	1.00	12.52	12.52
2023	30.84	30.84	8,448	260,560	-	1.00	1.00	11.73	11.73
2022	27.60	27.60	7,711	212,848	-	1.00	1.00	(15.77)	(15.77)
2021	32.77	32.77	8,074	264,605	-	1.00	1.00	29.32	29.32
2020	25.34	25.34	6,751	171,079	-	1.00	1.00	7.84	7.84

Mid Cap
2024	36.66	36.66	23,351	856,095	-	1.00	1.00	11.15	11.15
2023	32.99	32.99	25,639	845,694	-	1.00	1.00	8.96	8.96
2022	30.27	30.27	22,165	670,989	-	1.00	1.00	(10.56)	(10.56)
2021	33.85	33.85	19,209	650,167	-	1.00	1.00	30.67	30.67
2020	25.90	25.90	20,918	541,828	-	1.00	1.00	6.19	6.19

High Yield
2024	9.24	9.24	39,123	361,458	5.71	1.00	1.00	5.81	5.81
2023	8.73	8.73	41,609	363,322	5.44	1.00	1.00	10.76	10.76
2022	7.88	7.88	41,186	324,688	4.87	1.00	1.00	(11.66)	(11.66)
2021	8.92	8.92	40,147	358,282	4.99	1.00	1.00	3.75	3.75
2020	8.60	8.60	41,345	355,643	5.62	1.00	1.00	5.25	5.25

Large Core
2024	99.62	99.62	9,109	907,455	-	1.00	1.00	24.48	24.48
2023	80.03	80.03	9,928	794,548	-	1.00	1.00	22.85	22.85
2022	65.15	65.15	9,884	643,882	-	1.00	1.00	(19.74)	(19.74)
2021	81.17	81.17	11,599	941,464	-	1.00	1.00	31.12	31.12
2020	61.91	61.91	10,575	654,670	-	1.00	1.00	12.70	12.70

Ivy:
Strategy
2024	13.85	13.85	-	-	-	1.00	1.00	4.16	4.16
2023	12.44	12.44	558	6,939	2.18	1.00	1.00	12.81	12.81
2022	11.03	11.03	558	6,152	1.59	1.00	1.00	(15.58)	(15.58)
2021	13.06	13.06	558	7,288	1.63	1.00	1.00	9.35	9.35
2020	11.95	11.95	558	6,665	2.11	1.00	1.00	12.74	12.74

Balanced
2024	10.22	13.00	152,093	2,272,070	1.32	0.95	1.40	13.98	14.51
2023	8.92	11.41	173,193	2,271,906	0.75	0.95	1.40	14.43	14.94
2022	7.76	9.97	123,535	1,347,803	1.12	0.95	1.40	(17.22)	(16.88)
2021	12.04	12.34	127,205	1,672,184	0.97	0.95	1.40	14.36	14.87
2020	10.53	10.75	114,585	1,316,651	1.36	0.95	1.40	12.53	13.03

FS-106

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy, continued:
Energy
2024	4.89	4.89	69,263	339,008	3.14	1.00	1.00	(6.54)	(6.54)
2023	5.24	5.24	91,623	479,835	3.61	1.00	1.00	2.99	2.99
2022	5.09	5.09	83,856	426,425	4.20	1.00	1.00	48.98	48.98
2021	3.41	3.41	55,996	191,129	1.20	1.00	1.00	40.59	40.59
2020	2.43	2.43	90,183	218,951	2.21	1.00	1.00	(37.46)	(37.46)

Small Cap Value
2024	33.99	33.99	8,949	304,215	0.32	1.00	1.00	13.12	13.12
2023	30.05	30.05	11,663	350,512	0.20	1.00	1.00	14.52	14.52
2022	26.24	26.24	12,020	315,430	-	1.00	1.00	(15.65)	(15.65)
2021	31.11	31.11	12,861	400,122	-	1.00	1.00	19.58	19.58
2020	26.02	26.02	15,917	414,116	-	1.00	1.00	5.96	5.96

Science
2024	77.00	77.00	34,398	2,648,676	-	1.00	1.00	29.29	29.29
2023	59.56	59.56	31,131	1,854,140	-	1.00	1.00	37.69	37.69
2022	43.26	43.26	30,138	1,303,660	-	1.00	1.00	(32.52)	(32.52)
2021	64.10	64.10	29,169	1,869,720	-	1.00	1.00	14.02	14.02
2020	56.22	56.22	31,676	1,780,690	-	1.00	1.00	34.02	34.02

Mid Cap Growth
2024	23.47	23.47	25,266	592,920	-	1.00	1.00	1.18	1.18
2023	23.19	23.19	30,901	716,691	-	1.00	1.00	18.43	18.43
2022	19.58	19.58	29,561	578,913	-	1.00	1.00	(31.48)	(31.48)
2021	28.58	28.58	28,243	807,206	-	1.00	1.00	15.20	15.20
2020	24.81	24.81	32,360	802,851	-	1.00	1.00	47.52	47.52

International
2024	21.71	21.71	5,623	122,073	1.31	1.00	1.00	2.75	2.75
2023	21.13	21.13	8,122	171,587	1.54	1.00	1.00	14.48	14.48
2022	18.45	18.45	8,130	150,038	2.32	1.00	1.00	(15.15)	(15.15)
2021	21.75	21.75	8,057	175,232	1.04	1.00	1.00	13.04	13.04
2020	19.24	19.24	7,641	147,008	2.28	1.00	1.00	6.12	6.12

Global
2024	18.62	18.62	3,149	58,629	0.98	1.00	1.00	15.91	15.91
2023	16.06	16.06	6,349	101,981	0.07	1.00	1.00	18.80	18.80
2022	13.52	13.52	5,297	71,615	0.77	1.00	1.00	(18.38)	(18.38)
2021	16.57	16.57	4,961	82,188	0.06	1.00	1.00	16.69	16.69
2020	14.20	14.20	5,049	71,669	0.42	1.00	1.00	19.38	19.38

FS-107

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy, continued:
High Income
2024	4.91	4.91	39,667	194,914	6.44	1.00	1.00	5.13	5.13
2023	4.67	4.67	41,165	192,398	6.38	1.00	1.00	10.65	10.65
2022	4.22	4.22	46,292	195,545	7.61	1.00	1.00	(11.85)	(11.85)
2021	4.79	4.79	63,027	302,016	5.79	1.00	1.00	5.01	5.01
2020	4.56	4.56	73,469	335,260	7.25	1.00	1.00	4.97	4.97

Janus:
Flexible
2024	13.26	13.26	23,666	313,713	4.29	1.00	1.00	0.61	0.61
2023	13.18	13.18	23,206	305,758	3.60	1.00	1.00	4.25	4.25
2022	12.64	12.64	26,541	335,433	2.01	1.00	1.00	(14.75)	(14.75)
2021	14.83	14.83	40,412	599,138	2.23	1.00	1.00	(2.09)	(2.09)
2020	15.14	15.14	55,778	844,634	2.73	1.00	1.00	9.15	9.15

Putnam:
Health
2024	35.64	35.64	7,389	263,345	0.45	1.00	1.00	0.41	0.41
2023	35.49	35.49	7,212	255,972	0.31	1.00	1.00	8.05	8.05
2022	32.85	32.85	9,187	301,752	0.37	1.00	1.00	(5.62)	(5.62)
2021	34.80	34.80	6,317	219,834	1.07	1.00	1.00	18.22	18.22
2020	29.44	29.44	5,832	171,680	0.48	1.00	1.00	15.12	15.12

Asset
2024	30.92	30.92	9,833	304,040	2.09	1.00	1.00	15.19	15.19
2023	26.84	26.84	9,984	267,977	1.50	1.00	1.00	16.32	16.32
2022	23.07	23.07	10,247	236,441	1.43	1.00	1.00	(16.86)	(16.86)
2021	27.75	27.75	6,264	173,842	0.66	1.00	1.00	12.82	12.82
2020	24.60	24.60	5,724	140,808	1.75	1.00	1.00	11.19	11.19

Van Eck:
Gold
2024	11.16	11.16	23,450	261,643	2.95	1.00	1.00	13.27	13.27
2023	9.85	9.85	23,867	235,103	-	1.00	1.00	9.32	9.32
2022	9.01	9.01	21,117	190,284	-	1.00	1.00	(14.22)	(14.22)
2021	10.50	10.50	47,461	498,542	12.30	1.00	1.00	(14.86)	(14.86)
2020	12.34	12.34	81,741	1,008,514	2.85	1.00	1.00	37.25	37.25

FS-108

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max

Van Eck, continued:
Hard Assets
2024	23.85	23.85	9,079	216,572	2.53	1.00	1.00	(4.06)	(4.06)
2023	24.86	24.86	8,972	223,066	2.66	1.00	1.00	(4.79)	(4.79)
2022	26.11	26.11	9,013	235,345	1.55	1.00	1.00	7.05	7.05
2021	24.39	24.39	13,135	320,397	0.30	1.00	1.00	17.50	17.50
2020	20.76	20.76	11,263	233,812	0.69	1.00	1.00	17.65	17.65

FS-109

7. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2024	2023
Fidelity:
Equity-Income IC
Units issued	25,420	28,167
Units redeemed	(42,069)	(41,609)
Net increase(decrease)	(16,649)	(13,442)

Equity-Income SC
Units issued	5,000	7,773
Units redeemed	(7,171)	(9,288)
Net increase(decrease)	(2,171)	(1,515)

Equity-Income SC2
Units issued	100,775	107,597
Units redeemed	(114,087)	(119,413)
Net increase(decrease)	(13,312)	(11,816)

Growth IC
Units issued	8,227	8,203
Units redeemed	(17,032)	(17,276)
Net increase(decrease)	(8,805)	(9,073)

Growth SC
Units issued	1,797	1,491
Units redeemed	(5,696)	(2,227)
Net increase(decrease)	(3,899)	(736)

Growth SC2
Units issued	24,585	28,480
Units redeemed	(31,201)	(31,229)
Net increase(decrease)	(6,616)	(2,749)

High Income IC
Units issued	117,466	130,508
Units redeemed	(126,958)	(137,897)
Net increase(decrease)	(9,492)	(7,389)

High Income SC
Units issued	26,169	30,452
Units redeemed	(29,129)	(32,991)
Net increase(decrease)	(2,960)	(2,539)

FS-110

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Fidelity, continued:
High Income SC2
Units issued	6,872,541	7,991,514
Units redeemed	(7,230,688)	(8,278,972)
Net increase(decrease)	(358,147)	(287,458)

Overseas IC
Units issued	22,919	28,329
Units redeemed	(32,161)	(34,540)
Net increase(decrease)	(9,242)	(6,211)

Overseas SC
Units issued	1,841	2,069
Units redeemed	(3,532)	(3,433)
Net increase(decrease)	(1,691)	(1,364)

Overseas SC2
Units issued	152,705	168,895
Units redeemed	(180,887)	(199,056)
Net increase(decrease)	(28,182)	(30,161)

Asset Mgr. IC
Units issued	6,718	7,289
Units redeemed	(22,559)	(19,764)
Net increase(decrease)	(15,841)	(12,475)

Asset Mgr. SC
Units issued	3,366	3,047
Units redeemed	(6,467)	(3,917)
Net increase(decrease)	(3,101)	(870)

Asset Mgr. SC2
Units issued	13,546	9,076
Units redeemed	(17,438)	(14,107)
Net increase(decrease)	(3,892)	(5,031)

Inv. Bond IC
Units issued	181,009	179,319
Units redeemed	(191,060)	(196,777)
Net increase(decrease)	(10,051)	(17,458)

FS-111

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Fidelity, continued:
Inv. Bond SC2
Units issued	9,125,398	10,096,538
Units redeemed	(9,438,145)	(10,238,608)
Net increase(decrease)	(312,747)	(142,070)

Contrafund IC
Units issued	20,876	23,453
Units redeemed	(31,377)	(37,861)
Net increase(decrease)	(10,501)	(14,408)

Contrafund SC
Units issued	2,708	4,143
Units redeemed	(10,121)	(7,855)
Net increase(decrease)	(7,413)	(3,712)

Contrafund SC2
Units issued	88,584	124,129
Units redeemed	(130,602)	(147,781)
Net increase(decrease)	(42,018)	(23,652)

Asset Mgr. Gr. IC
Units issued	3,427	5,717
Units redeemed	(6,625)	(10,274)
Net increase(decrease)	(3,198)	(4,557)

Asset Mgr. Gr. SC
Units issued	791	735
Units redeemed	(802)	(749)
Net increase(decrease)	(11)	(14)

Asset Mgr. Gr. SC2
Units issued	1,024	651
Units redeemed	(2,828)	(2,833)
Net increase(decrease)	(1,804)	(2,182)

Mid Cap SC2
Units issued	30,332	33,832
Units redeemed	(33,704)	(36,755)
Net increase(decrease)	(3,372)	(2,923)

FS-112

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Fidelity, continued:
Money Market
Units issued	69,930,995	15,561,380
Units redeemed	(31,855,166)	(17,529,540)
Net increase(decrease)	38,075,829	(1,968,160)

Money Market SC2
Units issued	788,524	554,178
Units redeemed	(1,612,680)	(1,277,910)
Net increase(decrease)	(824,156)	(723,732)

Index 500 SC2
Units issued	3,111	3,737
Units redeemed	(4,454)	(3,933)
Net increase(decrease)	(1,343)	(196)

Strategic SC2
Units issued	9,250	5,103
Units redeemed	(9,317)	(7,642)
Net increase(decrease)	(67)	(2,539)

Alger:
Balanced
Units issued	52,713	64,137
Units redeemed	(59,257)	(78,443)
Net increase(decrease)	(6,544)	(14,306)

MFS:
Utilities
Units issued	100,011	106,044
Units redeemed	(122,566)	(121,453)
Net increase(decrease)	(22,555)	(15,409)

New Discovery
Units issued	62,837	61,621
Units redeemed	(76,281)	(69,839)
Net increase(decrease)	(13,444)	(8,218)

Total Return
Units issued	56,510	52,841
Units redeemed	(56,000)	(69,192)
Net increase(decrease)	510	(16,351)

FS-113

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
MFS, continued:
Growth SC
Units issued	1,633	2,861
Units redeemed	(1,868)	(2,251)
Net increase(decrease)	(235)	610

New Discovery SC
Units issued	4,895	3,203
Units redeemed	(4,070)	(3,756)
Net increase(decrease)	825	(553)

Utilities SC
Units issued	16,553	42,833
Units redeemed	(17,631)	(19,957)
Net increase(decrease)	(1,078)	22,876

Strategic
Units issued	217,104	282,116
Units redeemed	(241,619)	(262,184)
Net increase(decrease)	(24,515)	19,932

Research
Units issued	3,737,395	4,370,879
Units redeemed	(3,933,421)	(4,534,153)
Net increase(decrease)	(196,026)	(163,274)

Blended Core SC
Units issued	708	1,362
Units redeemed	(209)	(440)
Net increase(decrease)	499	922

Corporate SC
Units issued	42,010	58,663
Units redeemed	(10,360)	(7,992)
Net increase(decrease)	31,650	50,671

Government SC
Units issued	4,874	296
Units redeemed	(154)	(800)
Net increase(decrease)	4,720	(504)

FS-114

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
MFS, continued:
Growth Allocation SC
Units issued	2,773	3,543
Units redeemed	(2,322)	(1,423)
Net increase(decrease)	451	2,120

Moderate SC
Units issued	2,038	3,096
Units redeemed	(8,664)	(1,835)
Net increase(decrease)	(6,626)	1,261

Conservative SC
Units issued	752	726
Units redeemed	(3,917)	(1,115)
Net increase(decrease)	(3,165)	(389)

Blended Small Cap SC
Units issued	7,915	5,621
Units redeemed	(6,012)	(5,443)
Net increase(decrease)	1,903	178

Global Real Estate IC
Units issued	36,564	4
Units redeemed	(2,213)	(1,752)
Net increase(decrease)	34,351	(1,748)

Global Real Estate SC
Units issued	177	5,093
Units redeemed	(986)	(372)
Net increase(decrease)	(809)	4,721

Van Kampen:
Emerging Markets
Units issued	2,236,078	2,678,190
Units redeemed	(2,382,300)	(2,769,308)
Net increase(decrease)	(146,222)	(91,118)

Intl. Magnum
Units issued	63,898	78,597
Units redeemed	(68,457)	(90,070)
Net increase(decrease)	(4,559)	(11,473)

FS-115

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Van Kampen, continued:
Global II
Units issued	2,029	1,997
Units redeemed	(4,567)	(2,146)
Net increase(decrease)	(2,538)	(149)

Calvert:
Balanced
Units issued	204,478	185,733
Units redeemed	(248,244)	(273,218)
Net increase(decrease)	(43,766)	(87,485)

Mid Cap
Units issued	-	-
Units redeemed	(2,409)	(1,019)
Net increase(decrease)	(2,409)	(1,019)

Balanced F
Units issued	48,265	383,585
Units redeemed	(101,968)	(94,100)
Net increase(decrease)	(53,703)	289,485

Lincoln:
Disciplined Core Value II
Units issued	12,925,583	-
Units redeemed	(9,022,838)	-
Net increase(decrease)	3,902,745	-

Mid Cap Value II
Units issued	1,146,339	-
Units redeemed	(748,295)	-
Net increase(decrease)	398,044	-

Disciplined Core Value SC
Units issued	208,495	-
Units redeemed	(69,166)	-
Net increase(decrease)	139,329	-

AIM:
Intl. Growth
Units issued	337,458	390,988
Units redeemed	(357,315)	(416,772)
Net increase(decrease)	(19,857)	(25,784)

FS-116

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
AIM, continued:
Global
Units issued	107,595	95,005
Units redeemed	(100,892)	(96,547)
Net increase(decrease)	6,703	(1,542)

Global Value
Units issued	91,875	97,549
Units redeemed	(97,431)	(112,055)
Net increase(decrease)	(5,556)	(14,506)

Discovery Mid Cap
Units issued	20,195	21,254
Units redeemed	(22,409)	(24,616)
Net increase(decrease)	(2,214)	(3,362)

Diversified
Units issued	15,734	19,710
Units redeemed	(17,830)	(18,751)
Net increase(decrease)	(2,096)	959

Value
Units issued	777	2,642
Units redeemed	(3,121)	(2,364)
Net increase(decrease)	(2,344)	278

Real Estate
Units issued	13,256	71,485
Units redeemed	(16,030)	(14,427)
Net increase(decrease)	(2,774)	57,058

Summit:
S&P MidCap
Units issued	1,557,217	1,920,464
Units redeemed	(1,717,946)	(2,029,097)
Net increase(decrease)	(160,729)	(108,633)

Russell Small Cap
Units issued	1,553,943	1,858,480
Units redeemed	(1,712,452)	(1,922,336)
Net increase(decrease)	(158,509)	(63,856)

FS-117

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Summit, continued:
Nasdaq-100 Index
Units issued	2,054,867	2,929,158
Units redeemed	(2,316,477)	(3,201,928)
Net increase(decrease)	(261,610)	(272,770)

EAFE Intl.
Units issued	1,033,509	1,234,337
Units redeemed	(1,088,645)	(1,293,525)
Net increase(decrease)	(55,136)	(59,188)

S&P 500
Units issued	674,164	889,993
Units redeemed	(752,821)	(958,097)
Net increase(decrease)	(78,657)	(68,104)

Barclays
Units issued	3,705,953	4,042,143
Units redeemed	(3,825,847)	(4,108,094)
Net increase(decrease)	(119,894)	(65,951)

Growth
Units issued	154,692	186,406
Units redeemed	(1,285,794)	(1,077,128)
Net increase(decrease)	(1,131,102)	(890,722)

Mod. Growth
Units issued	947,884	1,044,234
Units redeemed	(1,564,595)	(1,424,921)
Net increase(decrease)	(616,711)	(380,687)

Moderate
Units issued	7,330,257	8,659,290
Units redeemed	(8,053,867)	(9,116,654)
Net increase(decrease)	(723,610)	(457,364)

Third Avenue:
Value
Units issued	123,820	129,058
Units redeemed	(142,243)	(156,175)
Net increase(decrease)	(18,423)	(27,117)

FS-118

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Dreyfus:
MidCap
Units issued	28,378	36,694
Units redeemed	(37,460)	(41,904)
Net increase(decrease)	(9,082)	(5,210)

Small Cap
Units issued	3,109	3,614
Units redeemed	(6,133)	(3,414)
Net increase(decrease)	(3,024)	200

Scudder:
Small Mid Value
Units issued	55,918	54,139
Units redeemed	(68,472)	(58,443)
Net increase(decrease)	(12,554)	(4,304)

Thematic
Units issued	9,041	24,120
Units redeemed	(9,672)	(35,262)
Net increase(decrease)	(631)	(11,142)

Alternative
Units issued	2,798	2,619
Units redeemed	(3,442)	(3,498)
Net increase(decrease)	(644)	(879)

Neuberger Berman:
Regency
Units issued	18,584	19,917
Units redeemed	(21,005)	(22,375)
Net increase(decrease)	(2,421)	(2,458)

Intrinsic
Units issued	2,738	3,769
Units redeemed	(3,296)	(3,221)
Net increase(decrease)	(558)	548

Growth
Units issued	2,431	610
Units redeemed	(808)	(2,807)
Net increase(decrease)	1,623	(2,197)

FS-119

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
T. Rowe:
Blue Chip
Units issued	1,773,068	2,659,191
Units redeemed	(2,011,135)	(2,907,887)
Net increase(decrease)	(238,067)	(248,696)

Pimco:
Total Return
Units issued	440,738	395,225
Units redeemed	(387,595)	(402,347)
Net increase(decrease)	53,143	(7,122)

Low Duration
Units issued	1,833,148	2,020,659
Units redeemed	(1,894,159)	(2,106,327)
Net increase(decrease)	(61,011)	(85,668)

Short Term
Units issued	53,680	59,653
Units redeemed	(146,404)	(88,708)
Net increase(decrease)	(92,724)	(29,055)

Emerging
Units issued	152	972
Units redeemed	(1,339)	(2,122)
Net increase(decrease)	(1,187)	(1,150)

Low Duration Adv.
Units issued	5,928	24,283
Units redeemed	(13,118)	(21,867)
Net increase(decrease)	(7,190)	2,416

Real Return
Units issued	104,321	149,556
Units redeemed	(64,279)	(52,617)
Net increase(decrease)	40,042	96,939

Commodity
Units issued	-	1,103
Units redeemed	(3,137)	(5,964)
Net increase(decrease)	(3,137)	(4,861)

FS-120

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Ibbotson:
Balanced
Units issued	6,309	9,032
Units redeemed	(12,444)	(9,880)
Net increase(decrease)	(6,135)	(848)

Growth
Units issued	5,667	8,280
Units redeemed	(9,383)	(6,197)
Net increase(decrease)	(3,716)	2,083

Income
Units issued	7,749	14,141
Units redeemed	(8,693)	(23,643)
Net increase(decrease)	(944)	(9,502)

Franklin Templeton:
Global Bond
Units issued	6,026,076	6,254,361
Units redeemed	(6,102,306)	(6,322,931)
Net increase(decrease)	(76,230)	(68,570)

Income
Units issued	47,422	102,704
Units redeemed	(52,883)	(64,632)
Net increase(decrease)	(5,461)	38,072

Global Discovery
Units issued	3,393	2,587
Units redeemed	(3,200)	(2,079)
Net increase(decrease)	193	508

Small Cap
Units issued	1,533	513
Units redeemed	(3,063)	(1,756)
Net increase(decrease)	(1,530)	(1,243)

Foreign
Units issued	7,023	42,963
Units redeemed	(19,803)	(6,940)
Net increase(decrease)	(12,780)	36,023

FS-121

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
AllianceBernstein:
Growth and Income
Units issued	5,198	8,742
Units redeemed	(5,939)	(8,313)
Net increase(decrease)	(741)	429

American Funds:
Managed
Units issued	457,156	505,727
Units redeemed	(1,116,087)	(987,513)
Net increase(decrease)	(658,931)	(481,786)

Blue Chip
Units issued	25,838	23,827
Units redeemed	(34,706)	(32,244)
Net increase(decrease)	(8,868)	(8,417)

Global
Units issued	5,353	4,510
Units redeemed	(5,315)	(5,069)
Net increase(decrease)	38	(559)

Growth
Units issued	2,195	4,808
Units redeemed	(3,401)	(2,899)
Net increase(decrease)	(1,206)	1,909

International
Units issued	278	3,109
Units redeemed	(6,266)	(6,387)
Net increase(decrease)	(5,988)	(3,278)

New World
Units issued	19,089	17,578
Units redeemed	(25,903)	(13,085)
Net increase(decrease)	(6,814)	4,493

Growth-Income
Units issued	4,812	7,718
Units redeemed	(5,447)	(4,706)
Net increase(decrease)	(635)	3,012

FS-122

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
American Funds, continued:
Asset
Units issued	5,891	13,804
Units redeemed	(12,466)	(19,016)
Net increase(decrease)	(6,575)	(5,212)

Columbia:
Strategic
Units issued	17,118	27,747
Units redeemed	(29,657)	(21,597)
Net increase(decrease)	(12,539)	6,150

Emerging
Units issued	1,024	265
Units redeemed	(680)	(128)
Net increase(decrease)	344	137

International
Units issued	83	27
Units redeemed	(8)	(10)
Net increase(decrease)	75	17

Smaller-Cap
Units issued	609	1,871
Units redeemed	(1,005)	(1,134)
Net increase(decrease)	(396)	737

Mid Cap
Units issued	7,840	10,048
Units redeemed	(10,128)	(6,574)
Net increase(decrease)	(2,288)	3,474

High Yield
Units issued	13,529	14,205
Units redeemed	(16,015)	(13,782)
Net increase(decrease)	(2,486)	423

Large Core
Units issued	1,630	4,313
Units redeemed	(2,449)	(4,269)
Net increase(decrease)	(819)	44

FS-123

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Ivy:
Strategy
Units issued	-	-
Units redeemed	(558)	-
Net increase(decrease)	(558)	-

Balanced
Units issued	69,882	222,095
Units redeemed	(90,982)	(172,437)
Net increase(decrease)	(21,100)	49,658

Energy
Units issued	42,118	58,333
Units redeemed	(64,478)	(50,566)
Net increase(decrease)	(22,360)	7,767

Small Cap Value
Units issued	3,276	1,765
Units redeemed	(5,990)	(2,122)
Net increase(decrease)	(2,714)	(357)

Science
Units issued	10,283	10,014
Units redeemed	(7,016)	(9,021)
Net increase(decrease)	3,267	993

Mid Cap Growth
Units issued	5,014	5,607
Units redeemed	(10,649)	(4,267)
Net increase(decrease)	(5,635)	1,340

International
Units issued	1,208	2,941
Units redeemed	(3,707)	(2,949)
Net increase(decrease)	(2,499)	(8)

Global
Units issued	6,265	8,120
Units redeemed	(9,465)	(7,068)
Net increase(decrease)	(3,200)	1,052

FS-124

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Ivy, continued:
High Income
Units issued	224	229
Units redeemed	(1,722)	(5,356)
Net increase(decrease)	(1,498)	(5,127)

Janus:
Flexible
Units issued	14,795	10,230
Units redeemed	(14,335)	(13,565)
Net increase(decrease)	460	(3,335)

Putnam:
Health
Units issued	1,448	1,484
Units redeemed	(1,271)	(3,459)
Net increase(decrease)	177	(1,975)

Asset
Units issued	11	20
Units redeemed	(162)	(283)
Net increase(decrease)	(151)	(263)

Van Eck:
Gold
Units issued	6,979	13,811
Units redeemed	(7,396)	(11,061)
Net increase(decrease)	(417)	2,750

Hard Assets
Units issued	2,984	2,693
Units redeemed	(2,877)	(2,734)
Net increase(decrease)	107	(41)

FS-125

AMERITAS LIFE INSURANCE CORP.

________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF

DECEMBER 31, 2024 AND 2023 AND FOR EACH OF THE

THREE YEARS ENDED DECEMBER 31, 2024

SUPPLEMENTAL SCHEDULES AS OF AND FOR THE

YEAR ENDED DECEMBER 31, 2024

AND INDEPENDENT AUDITOR'S REPORT

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinions

We have audited the statutory-basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the balance sheets - statutory basis as of December 31, 2024 and 2023, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2024, and the related notes to the financial statements - statutory basis (collectively referred to as the "statutory-basis financial statements").

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska described in Note 1 to the statutory-basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinion

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles

1

generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•         Exercise professional judgment and maintain professional skepticism throughout the audit.

•         Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•         Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

•         Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•         Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

2

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2024 audit was conducted for the purpose of forming an opinion on the 2024 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2024, are presented for purposes of additional analysis and are not a required part of the 2024 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2024 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2024 statutory-basis financial

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 28, 2025

3

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2024	2023
Bonds	$ 12,109,742	$ 11,364,738
Preferred stocks	2,828	5,426
Common stocks	483,188	505,230
Mortgage loans	2,300,251	2,197,964
Real estate:
Properties occupied by the company	38,470	37,427
Properties held for the production of income	4,732	4,666
Cash, cash equivalents, and short-term investments	201,163	156,881
Loans on insurance contracts	851,561	734,995
Other investments	1,495,017	1,279,668
Total Cash and Invested Assets	17,486,952	16,286,995

Investment income due and accrued	145,519	133,078
Deferred and uncollected premiums	109,647	116,737
Federal income tax recoverable	3,032	—
Net deferred income tax asset	125,426	116,402
Funds held under coinsurance - affiliate	33,945	37,096
Other admitted assets	138,472	147,578
Separate account assets	10,756,291	10,379,450
Total Admitted Assets	$ 28,799,284	$ 27,217,336

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$ 13,684,723	$ 12,544,439
Deposit-type funds	1,192,888	1,170,436
Reserves for unpaid claims	153,824	141,720
Dividends payable to policyholders	28,994	25,603
Interest maintenance reserve	48,625	55,841
Accrued commissions, expenses and insurance taxes	152,753	145,356
Federal income taxes payable	—	28,255
Asset valuation reserve	354,449	336,910
Other liabilities	545,291	464,163
Separate account liabilities	10,756,291	10,379,450
Total Liabilities	26,917,838	25,292,173

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,984	49,976
Unassigned surplus	1,397,513	1,441,238
Total Capital and Surplus	1,881,446	1,925,163
Total Liabilities, Capital and Surplus	$ 28,799,284	$ 27,217,336

The accompanying notes are an integral part of these statutory basis financial statements.

4

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2024	2023	2022
Premiums and Other Revenue
Premiums, net	$ 4,210,410	$ 3,779,855	$ 3,552,816
Net investment income	806,210	622,185	513,947
Commissions and expense allowances on reinsurance ceded	34,784	33,566	30,695
Modco reinsurance adjustment – affiliate	9,968	11,843	(38,186)
Income from fees associated with separate accounts	69,115	63,552	65,818
Miscellaneous income	55,982	62,673	47,868
Total Premiums and Other Revenue	5,186,469	4,573,674	4,172,958

Expenses
Benefits to policyholders	4,038,081	3,358,782	3,054,105
Change in reserves for life, accident and health policies	1,135,517	636,666	513,353
Commissions	372,384	318,711	283,469
General insurance expenses	587,818	589,251	523,108
Taxes, licenses and fees	67,561	59,330	56,276
Net transfers from separate accounts	(951,350)	(487,201)	(363,372)
Total Expenses	5,250,011	4,475,539	4,066,939

Gain (Loss) from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	(63,542)	98,135	106,019
Dividends to policyholders	30,907	25,630	22,473
Gain (Loss) from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	(94,449)	72,505	83,546
Federal income tax expense (benefit)	(16,252)	31,114	(143)
Gain (Loss) from Operations before Net Realized Capital Gains	(78,197)	41,391	83,689
Net realized capital gains, net of taxes	44,770	32,387	18,027
Net Income (Loss)	(33,427)	73,778	101,716

Surplus notes
Surplus notes amortization	9	9	9
Unassigned surplus
Change in unrealized gains (losses), net of tax	23,633	50,539	(134,296)
Change in net deferred income taxes	29,059	65,216	11,944
Change in nonadmitted assets	(41,149)	(50,383)	(57,361)
Change in asset valuation reserve	(17,539)	(72,433)	30,678
Change in liability for reinsurance in unauthorized companies	—	—	12
Change in unrecognized actuarial losses on pension, net of tax	(37)	(250)	4,730
Amortization of reinsurance gain, net of tax (Note 14)	(4,266)	(3,954)	(3,377)
Dissolution of subsidiary (Note 2)	—	(95,745)	(31,756)
Cumulative effect of change in accounting principle (Note 1)	—	58,822	—
Net Change in Capital and Surplus	(43,717)	25,599	(77,701)

Capital and Surplus at the Beginning of the Year	1,925,163	1,899,564	1,977,265
Capital and Surplus at the End of Year	$ 1,881,446	$ 1,925,163	$ 1,899,564

The accompanying notes are an integral part of these statutory basis financial statements.

5

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2024	2023	2022
OPERATING ACTIVITIES
Premium collected net of reinsurance	$ 4,236,530	$ 3,783,194	$ 3,507,642
Net investment income received	801,523	620,675	525,537
Miscellaneous income	160,112	160,206	145,009
Benefits paid to policyholders	(4,010,542)	(3,377,550)	(3,025,211)
Net transfers from separate accounts	959,589	490,322	362,578
Commissions, expenses and taxes paid	(1,021,655)	(945,340)	(896,024)
Dividends paid to policyholders	(27,516)	(23,832)	(24,820)
Federal income taxes received (paid)	(27,086)	(17,142)	1,865
Net Cash from Operating Activities	1,070,955	690,533	596,576

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,665,850	1,300,512	1,727,175
Cost of investments acquired	(2,609,281)	(1,605,951)	(2,681,198)
Net change in loans on insurance contracts	(119,637)	(118,593)	(75,171)
Net Cash from Investing Activities	(1,063,068)	(424,032)	(1,029,194)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	22,451	(417)	180,346
Proceeds from borrowings	107	167,500	95,000
Redemptions of borrowings	—	(262,500)	—
Other miscellaneous, net	13,837	(56,338)	12,833
Net Cash from Financing and Miscellaneous Activities	36,395	(151,755)	288,179

Net Change in Cash, Cash Equivalents and Short-Term Investments	44,282	114,746	(144,439)

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	156,881	42,135	186,574

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$ 201,163	$ 156,881	$ 42,135

Non-cash transactions from operating, investing and financing activities:
Recognized commitments for low income housing investments (Note 3)	$ 2,932	$ 18,069	$ 15,000
Exchanges of bonds and stocks	41,833	16,375	35,502
Bonds converted to stocks	5,161	—	—
Net assets (liabilities) acquired from dissolution of subsidiary (Note 2)	—	(3,296)	375
Disposal of investment from dissolution of subsidiary (Note 2)	—	(92,609)	(95)

The accompanying notes are an integral part of these statutory basis financial statements.

6

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly-owned subsidiary of Ameritas Holding Company (AHC), which is a wholly-owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Ameritas Investment Company, LLC (AIC), a broker dealer, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), a registered investment advisor.

Effective October 1, 2023, Select Benefits Group, LLC, a third-party administrator (TPA) for dental and vision plans, was liquidated with net assets distributed to Ameritas Life.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company operates in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (the Department). Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

7

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds and redeemable preferred stock are generally reported at amortized cost, with certain NAIC designated securities reported at the lower of amortized cost or fair value and adjustments to fair value reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income. Redeemable preferred stock would be carried at fair value with changes in unrealized gains and losses recognized in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows through an allowance, with the remaining unrealized loss, if applicable, recognized in other comprehensive income. Changes in the allowance for credit-related impairment are recorded through income.

Investments in unaffiliated common stocks are stated at fair value with changes in fair value recognized in unrealized gains (losses) on investments, a component of surplus. Under GAAP, common stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

8

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Under NAIC SAP, limited partnerships are stated at the underlying audited GAAP equity value with the change in valuation reflected in unrealized gains (losses), net of tax in unassigned surplus. Income distributions from the limited partnerships are reported as net investment income when declared, to the extent that they are not in excess of the undistributed accumulated earnings, in the statement of operations and changes in capital and surplus on a NAIC SAP basis. Under GAAP, the change in valuation as well as the income distributions are reflected in either net investment income or as a realized capital gain or loss depending on the underlying investments.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

The asset valuation reserve (AVR) and interest maintenance reserve (IMR) are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, costs related to successful acquisitions are capitalized and charged to operations as the revenues or expected gross profits are recognized or in proportion to policy face amount.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as nonadmitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC. For policies subject to formulaic reserving method, a prescribed limited range of assumptions, such as mortality, morbidity and interest assumptions are used. For policies subject to Principle Based Reserving method, a wider range of the Company’s own assumptions are considered, subject to prescribed rule based regulatory requirements. Under GAAP, policy reserves are based on the Company’s own experience and assumptions such as morbidity, mortality, lapse, and interest rates.

9

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date based on the best available estimate of the amount of dividends to be paid.

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. In such transactions under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition and reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and the excess recorded as a nonadmitted asset. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Comprehensive income and its components are not presented under NAIC SAP.

10

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are reported at fair value, excluding investments in stocks of insurance subsidiaries and Federal Home Loan Bank (FHLB) common stock. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $102,398 and $93,405 at December 31, 2024 and 2023, respectively. The FHLB common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are written down if deemed impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

In 2015, the Company entered into a ten year, 4% non-recourse loan of $15,500 on a real estate property with scheduled maturities of $11,388 during the year ended December 31, 2025. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2024 and 2023, the amount of borrowing over the carrying value of real estate property was $2,899 and $2,789, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a nonadmitted asset.

11

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying audited GAAP equity of these investments. Income from these investments is recognized when declared, to the extent that they are not in excess of the undistributed accumulated earnings. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2024	2023
AIC	$ 14,266	$ 12,018
VCA [1]	524	476
AAS [1]	402	266
Total	$ 15,192	$ 12,760

1 VCA and AAS did not have GAAP audits performed, so the Company nonadmits these assets.

Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments on other investments of $1,000, $3,256, and $1,633 were recorded as realized losses during 2024, 2023, and 2022, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. At December 31, 2024, the notional amount of the Equity and Treasury futures contracts bought by the Company was $144,100, and the notional amount of the Equity and Treasury futures contracts sold was $144,346. At December 31, 2023, the notional amount of the Equity and Treasury futures contracts bought was $200,300 and the notional amount of the Equity and Treasury futures contracts sold was $199,206.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2024 and 2023 was $22,780 and $26,657, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 24, 2026. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through June 18, 2026. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has no outstanding purchased and written Exchange traded put options as of December 31, 2024 and 2023. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, cash flows in one currency for cash flows in another currency. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and qualitatively assessed, at least quarterly, throughout the life of the designated hedging relationship.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties on its OTC derivative positions. The Company manages its exposure to credit risk by utilizing highly rated counterparties and uses master netting agreements (MNAs) which permit either party to net payments due to exposure. Collateral is either pledged or received when certain predetermined exposure limits are exceeded. The Company had collateral pledged from counterparties of $10,000 and $0, which is included in other liabilities on the Statutory Balance Sheet as of December 31, 2024 and 2023, respectively. The Company had $4,981 and $0 of collateral pledged to counterparties included in bonds on the Statutory Balance Sheet as of December 31, 2024 and 2023, respectively. There are no losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, Exchange traded index call options and Equity put options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

The credit exposure is limited to the fair value of the options and foreign currency swaps included in other investments in the Balance Sheets - Statutory Basis as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Notional Amount		Fair Value
	2024	2023	2024	2023
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned - gross asset	$ 3,712,055	$ 3,070,551	$ 202,246	$ 232,186
OTC index call option contracts written - gross liability	1,411,000	1,352,371	(86,294)	(123,527)
Exchange traded index call option contracts owned	2,079,595	1,157,176	273,603	167,068
Foreign currency swaps - gross liability	22,321	—	(664)	—
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	178,474	—	11,461	—
Foreign currency swaps - gross liability	39,728	—	(1,920)	—

The fair value of the related derivative liabilities included in other liabilities in the Balance Sheets - Statutory Basis are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Notional Amount		Fair Value
	2024	2023	2024	2023
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	$ 2,001,383	$ 1,166,883	$ 145,709	$ 110,820
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross liability	—	158,753	—	1,651
14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The amounts recognized in net investment income and change in unrealized gains (losses) in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures and foreign currency swaps are as follows:

	Amount Recognized
	2024	2023	2022
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	$ 32,236	$ (15,207)	$ (25,586)
Exchange traded index call option contracts - closed	32,276	6,913	(20,651)
Equity put option contracts - closed	(80)	(16)	784
Futures contracts - closed	(19,020)	(36,224)	(41,108)
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - closed	—	1,172	—
Foreign currency swaps - open	2,655	—	938
Total recognized in net investment income	$ 48,067	$ (43,362)	$ (85,623)
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	$ (15,988)	$ 37,212	$ (40,835)
Exchange traded index call option contracts - open	19,200	30,723	(29,296)
Futures contracts - open	(8,508)	8,028	3,886
Foreign currency swaps - open	(664)	—	—
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - open	10,379	2,832	4,880
Total recognized in change in unrealized gains (losses)	$ 4,419	$ 78,795	$ (61,365)

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is nonadmitted. There were no accrued interest amounts excluded from unassigned surplus at December 31, 2024 and 2023.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Nonadmitted Assets

In accordance with NAIC SAP, certain assets, designated as nonadmitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Nonadmitted assets consist primarily of a portion of deferred income tax assets, loans on insurance contracts, prepaid expenses, advances to agents, unearned annualized commissions, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total nonadmitted assets were $272,682 and $231,533 at December 31, 2024 and 2023, respectively.

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Furniture and Equipment

Electronic data processing (EDP) equipment and operating software are carried at cost of $14,523 and $13,111 less accumulated depreciation of $12,202 and $10,678 at December 31, 2024 and 2023, respectively. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $8,285, $8,098, and $5,379, was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2024, 2023, and 2022 respectively.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds

Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities, or the PBR method under which the company holds the higher of the Net Premium reserve, the Deterministic reserve or the Stochastic reserves which considers a wide range of future economic conditions using justified company experience factors, such as mortality, lapses and expenses with prescribed rule-based requirements and regulatory guardrails. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with section VM-21 of the Valuation Manual (VM-21). VM-21 requires the determination of reserves based on the combination of a conditional tail expectation 70 (CTE 70) stochastic amount and a possible additional standard projection amount. The additional standard projection amount is based on the Prescribed Projections Amount (PPA). Both the CTE 70 stochastic amount and PPA are based on a wide range of future economic conditions. The CTE 70 reflects prudent estimate assumptions and the PPA uses prescribed assumptions in place of certain prudent estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality and morbidity tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserve for Unpaid Claims

The reserves for unpaid group and individual dental and vision claims are estimated using historical claim lags, with adjustments based on the current level of pending/unprocessed claims, and relative to the historical levels during the time period used to generate claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims. An additional liability is recorded for claim adjustment expenses corresponding to the unpaid claims.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Issued and incurred claims are generated based on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. Dividends to policyholders also include reinsurance assumed business. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $22,397,605 or 17.8% and $12,296,748 or 10.5% of the individual life policies in force as of December 31, 2024 and 2023, respectively.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $7,780, $9,711, and $9,977 for 2024, 2023, and 2022, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

17

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts. In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes

The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued or paid until written approval from the Department has been received.

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2024 and 2023.

The Company is subject to taxation in the United States and various states. In 2018, the Internal Revenue Service (IRS) started a limited scope examination of the AMHC consolidated federal income tax return for tax year 2015. Additionally, the 2017 net operating loss carryback claim filed amending tax years 2015 and 2016 are currently under examination as part of the Joint Committee on Taxation process. This examination has reached the IRS Appeals process and any potential tax changes required are not expected to be material. Due to the IRS examinations, the Company has extended the statute of limitations for tax years 2015 and 2016. The Company is no longer subject to examinations by tax authorities for years 2018 through 2020 and years before 2015.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes, including policies and related impacts from pandemics or other public health issues. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

18

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Accounting Pronouncements

The NAIC issued revisions to Statement of Statutory Accounting Principles (SSAP) No. 26 – Bonds, and SSAP No. 43R – Asset-Backed Securities, SSAP No. 2R – Cash, Cash Equivalents, Drafts, and Short-Term Investments, SSAP No. 21R – Other Admitted Assets, as part of the Principles-Based Bond Project. The amended guidance provides criteria for distinguishing bonds from other types of investments, further restricts the investments that are permitted for cash equivalent or short-term reporting and provides guidance for debt securities that do not qualify as bonds under the principles-based bond definition. The guidance is effective on January 1, 2025. The Company is currently evaluating the impact of this guidance on its financial position and results of operations.

Accounting Changes

During 2023, the Company changed its method of accounting for distributions received from joint ventures, partnerships, and limited liability companies to include fair value adjustments in addition to accumulated earnings in order to better align with the U.S. GAAP equity of the investee. The change resulted in a decrease in net unrealized capital gains (losses), less capital gains tax of $58,822 as of December 31, 2023. There was no impact to prior period Capital and Surplus.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Merger

Effective October 1, 2023, Dental Select was merged into the Company with the Company assuming net liabilities of $3,296. In the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, the Company recorded a charge of $92,822 for the write-off of embedded goodwill and reversed unrealized losses of $28,074, net of taxes, for a net charge to surplus of $64,748.

Effective October 31, 2022, BlueStar Retirement Services, Inc., a defined contribution and defined benefit plans recordkeeper and third-party administrator, was merged into the Company with net assets of $375 distributed to the Company. The Company recognized a realized gain of $279 and an unrealized loss of $31,756 in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis as a result of this transaction. The unrealized loss represented the write-off of embedded goodwill.

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2024
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 81,536	$ 3	$ (11,187)	$ 70,352
All other governments	51,830	323	(1,673)	50,480
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	200,140	20	(17,704)	182,456
Hybrid securities	5,137	2	(298)	4,841
Industrial and miscellaneous	11,779,827	62,758	(1,057,702)	10,784,883
Total bonds	$ 12,118,470	$ 63,106	$ (1,088,564)	$ 11,093,012
19

NOTE 3 - INVESTMENTS, (continued)

December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 90,094	$ 77	$ (11,261)	$ 78,910
All other governments	24,629	725	(295)	25,059
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	175,210	10	(15,950)	159,270
Hybrid securities	5,137	—	(997)	4,140
Industrial and miscellaneous	11,068,016	119,797	(943,336)	10,244,477
Total bonds	$ 11,363,086	$ 120,609	$ (971,839)	$ 10,511,856

The amortized cost of bonds was reduced by $8,728 and increased by $1,652 at December 31, 2024 and December 31, 2023, respectively, as a result of cumulative fair value adjustments on ETF mutual fund bonds and bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $12,109,742 and $11,364,738, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2024 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$ 252,532	$ 251,160
Due after one year through five years	1,736,642	1,694,954
Due after five years through ten years	2,791,103	2,642,140
Due after ten years	7,152,889	6,335,231
Bonds with multiple repayment dates	185,304	169,527
Total bonds	$ 12,118,470	$ 11,093,012

Proceeds from the sales of bonds were $388,956, $308,442, and $588,433 for the years ended December 31, 2024, 2023, and 2022, respectively.

20

NOTE 3 - INVESTMENTS, (continued)

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2024	2023	2022
Bonds:
Gross realized capital gains on sales	$ 12,380	$ 7,070	$ 12,908
Gross realized capital losses on sales	(10,149)	(9,335)	(4,606)
Net realized capital gains (losses) on sales	2,231	(2,265)	8,302
Other, including impairments and net gain on dispositions other than sales	(2,880)	(5,148)	(641)
Total bonds	(649)	(7,413)	7,661
Preferred stocks	272	(618)	—
Common stocks	47,308	33,983	3,221
Mortgage loans	(296)	(2,040)	110
Real estate	379	2,285	55
Other investments	10,371	12,092	20,424
Realized capital gains before federal income taxes and transfer to IMR	57,385	38,289	31,471
Realized capital gains (losses) transferred to IMR	714	(2,708)	8,726
Federal income tax expense	11,901	8,610	4,718
Net realized capital gains	$ 44,770	$ 32,387	$ 18,027

The Company sold common stock with a fair market value of $50,200 and a book adjusted carrying value of $32,412 to AHC on December 23, 2024 for cash consideration of $50,200. The sale resulted in a realized gain of $17,788.

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $852,634 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $22,970 and $25,360 in stock was owned at December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, the Company did not have any FHLB membership stock eligible for redemption.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2024	2023
Membership stock - class A	$ 397	$ 326
Membership stock - class B	21,928	24,339
Excess stock	645	695
Aggregate total	$ 22,970	$ 25,360
Actual borrowing capacity as determined by the insurer	$ 852,634	$ 842,353

As of December 31, 2024 and 2023, the Company had $700,000 of funding agreements outstanding with the FHLB. There are $1,290,524 and $1,307,617 of bonds and mortgage loans pledged as collateral at December 31, 2024 and 2023, respectively. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. The related reserves of $702,681 and $702,943 are reported in deposit-type funds on the Balance Sheets – Statutory Basis as of December 31, 2024 and 2023, respectively.

21

NOTE 3 - INVESTMENTS, (continued)

The values of the collateral pledged to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2024	2023
Fair value	$ 1,166,792	$ 1,189,376
Carrying value	1,290,524	1,307,617
Aggregate total borrowing - funding agreements	700,000	700,000

The maximum amount of collateral pledged to the FHLB during the years ended December 31 is as follows:

	General Account
	2024	2023
Fair value	$ 1,386,123	$ 1,214,466
Carrying value	1,436,940	1,354,135
Amount borrowed at time of maximum collateral - funding agreements	700,000	700,000
Amount borrowed at time of maximum collateral - lines of credit	—	117,500

There are prepayment penalties on the Company's funding agreements.

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

December 31, 2024
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 22,970	$ 25,360	$ (2,390)	$ —	$ 22,970	0.079%	0.080%
Bonds on deposit with states	144,792	145,050	(258)	—	144,792	0.498%	0.503%
Pledged as collateral to FHLB (including assets backing funding agreements)	1,290,524	1,307,617	(17,093)	—	1,290,524	4.439%	4.481%
Pledged as collateral not captured in other categories:
Derivatives	27,761	26,657	1,104	—	27,761	0.095%	0.096%
Other restricted assets:
Policy loans reinsurance assumed	107,429	109,179	(1,750)	—	107,429	0.370%	0.373%
Bonds and short-term investments reinsurance assumed *	886,156	937,979	(51,823)	—	886,156	3.048%	3.077%
Total restricted assets	$ 2,479,632	$ 2,551,842	$ (72,210)	$ —	$ 2,479,632	8.529%	8.610%
22

NOTE 3 - INVESTMENTS, (continued)

December 31, 2023
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 25,360	$ 29,714	$ (4,354)	$ —	$ 25,360	0.092%	0.093%
Bonds on deposit with states	145,050	145,434	(384)	—	145,050	0.528%	0.533%
Pledged as collateral to FHLB (including assets backing funding agreements)	1,307,617	1,352,091	(44,474)	—	1,307,617	4.764%	4.804%
Pledged as collateral not captured in other categories:
Derivatives	26,657	30,466	(3,809)	—	26,657	0.097%	0.098%
Other restricted assets:			0
Policy loans reinsurance assumed	109,179	114,674	(5,495)	—	109,179	0.398%	0.401%
Bonds and short-term investments reinsurance assumed *	937,979	977,515	(39,536)	—	937,979	3.417%	3.446%
Total restricted assets	$ 2,551,842	$ 2,649,894	$ (98,052)	$ —	$ 2,551,842	9.296%	9.375%

* Includes investment income due and accrued

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2024
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 3,568	$ (345)	$ 66,750	$ (10,842)	$ 70,318	$ (11,187)
All other governments	35,757	(1,067)	9,550	(606)	45,307	(1,673)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	58,261	(2,452)	122,344	(15,252)	180,605	(17,704)
Hybrid securities	1,056	(67)	3,785	(231)	4,841	(298)
Industrial and miscellaneous	3,403,375	(198,644)	6,084,379	(859,058)	9,487,754	(1,057,702)
Total bonds	3,502,017	(202,575)	6,286,808	(885,989)	9,788,825	(1,088,564)
Preferred stocks	609	—	2,175	(130)	2,784	(130)
Common stocks	144,533	(1,842)	27,841	(1,658)	172,374	(3,500)
Total	$ 3,647,159	$ (204,417)	$ 6,316,824	$ (887,777)	$ 9,963,983	$ (1,092,194)

23

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 9,760	$ (477)	$ 69,104	$ (10,784)	$ 78,864	$ (11,261)
All other governments	18,886	(211)	1,913	(84)	20,799	(295)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	14,121	(645)	145,149	(15,305)	159,270	(15,950)
Hybrid securities	2,002	(493)	2,138	(504)	4,140	(997)
Industrial and miscellaneous	3,006,036	(112,607)	6,556,903	(830,729)	9,562,939	(943,336)
Total bonds	3,050,805	(114,433)	6,775,207	(857,406)	9,826,012	(971,839)
Preferred stocks	1,457	—	3,308	(450)	4,765	(450)
Common stocks	165,162	(1,021)	33,929	(2,135)	199,091	(3,156)
Total	$ 3,217,424	$ (115,454)	$ 6,812,444	$ (859,991)	$ 10,029,868	$ (975,445)

The unrealized losses related to bonds in 2024 and 2023 reported above were partially due to liquidity and market-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security for a period of time sufficient to allow for a recovery in value. The Company has determined that such declines are temporary in nature.

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to the magnitude of the unrealized loss; the volatility of the investment; analyst recommendations, price targets and NAIC ratings; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company did not record any realized losses for other-than-temporary impairments on unaffiliated common stocks during 2024, 2023, and 2022.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2024 and 2023, bonds at book/adjusted carrying value totaling $436,189 and $468,893, respectively, (3.5% and 4.2%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2024, 2023, and 2022, the Company recorded realized losses for other-than-temporary impairments on bonds of $1,059, $5,122, and $1,841 respectively.

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2024 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2024
Present value of cash flows	$ 4,525	$ 1,623	$ —	$ 2,902
December 31, 2024
Present value of cash flows	$ 24	$ 24	$ —	$ —
24

NOTE 3 - INVESTMENTS, (continued)

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

December 31, 2024

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-than-Temporary Impairment	Amortized Cost after Other-than-Temporary Impairment	Fair Value at Time of OTTI
59111RAA0	$ 4,525	$ 2,902	$ 1,623	$ 2,902	$ 2,902
05948XUH2	$ 20	$ —	$ 20	$ —	$ —
337925BQ3	$ 4	$ —	$ 4	$ —	$ —
Total	XXX	XXX	$ 1,647	XXX	XXX

A summary of loan-backed and structured security investments included in industrial and miscellaneous with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2024
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 193,033	$ 187,385	$ (5,648)	$ 1,305,594	$ 1,203,661	$ (101,933)

December 31, 2023
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 118,063	$ 116,133	$ (1,930)	$ 2,082,070	$ 1,924,754	$ (157,316)

Mortgage Loans

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2024	2023
DSCR distribution
Below 1.0	$ 72,947	$ 76,167
1.0 - 1.2	147,689	178,633
1.2 - 1.5	398,826	371,247
Greater than 1.5	1,669,985	1,559,250
Total	$ 2,289,447	$ 2,185,297

Mortgage loans with a DSCR below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

25

NOTE 3 - INVESTMENTS, (continued)

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2024	2023
Loan to value
Below 60%	$ 8,786	$ 10,558
60-75%	2,018	2,109
Total	$ 10,804	$ 12,667

An aging analysis of the commercial loans held by the Company is summarized as follows:

	December 31
	2024	2023
Recorded investment (all)
Current	$ 2,292,386	$ 2,197,964
30-59 days past due	—	—
60-89 days past due	2,469	—
90-179 days past due	—	—
180+ days past due	5,396	—
Accruing Interest 180+ Days Past Due
Recorded investment	5,396	—
Interest accrued	124	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	312	568

At December 31, 2024, the average size of an individual commercial mortgage loan was $2,700. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. Due and accrued interest income deemed collectible on impaired loans over 180 days past due is nonadmitted. As of December 31, 2024, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.99% and 2.85% for commercial mortgage loans.

In 2024 and 2023, the Company had 91 and 44, respectively, commercial loans acquired or with additions to existing loans at the maximum and minimum rates of interest of 8.68% and 8.99%, respectively, and 4.55% and 4.50%, respectively, totaling $335,896 and $158,851, respectively. Commercial mortgage loans are evaluated individually for impairment. At December 31, 2024, the Company had impairments for commercial mortgage loans of $295 and interest income on impaired mortgage loans of $124. The Company had no investment in impaired loans with an allowance for credit losses as of December 31, 2024 and 2023. There were no mortgage loans derecognized as a result of foreclosure during 2024 or 2023.

Real Estate

There was 1 commercial real estate sale with total gain recognized of $379 for the year ended December 31, 2024. There were 2 commercial real estate sales with total gain recognized of $2,285 for the year ended December 31, 2023. The gains recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

There were no commercial real estate properties classified as held for sale for the years ended December 31, 2024 and December 31, 2023.

26

NOTE 3 - INVESTMENTS, (continued)

The Company recognizes real estate property impairments as other-than-temporary and records them as realized losses. The Company had no real estate impairments for the years ended December 31, 2024 and 2023. Fair value for impaired commercial real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Low-Income Housing Tax Credit Investments

The Company has up to 11 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2024 and 2023, the Company recognized $11,214 and $10,474, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $70,877 and $77,319 and in other liabilities was $23,498 and $34,500 for the years ended December 31, 2024 and 2023, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $16,587, $4,177, $898, $117, and $314 in 2025, 2026, 2027, 2028, and 2029, respectively, and $1,405 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC at December 31, 2024 and 2023. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits at December 31, 2024 and 2023.

Offsetting and Netting of Assets and Liabilities

Call options and foreign currency swaps that are included in other investments and other liabilities on the Balance Sheets - Statutory Basis and qualified for offsetting and netting are as follows:

	December 31, 2024			December 31, 2023
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$ 202,246	$ 86,294	$ 115,952	$ 232,186	$ 123,527	$ 108,659
Derivatives - foreign currency swaps	11,461	2,584	8,877	2,961	2,961	—

Liabilities:
Derivatives - call options	$ 86,294	$ 86,294	$ —	$ 123,527	$ 123,527	$ —
Derivatives - foreign currency swaps	2,584	2,584	—	4,612	2,961	1,651

27

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income

Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2024	2023	2022
Income:
Bonds	$ 556,609	$ 499,408	$ 419,734
Preferred stocks	166	490	586
Common stocks	9,885	8,382	7,427
Mortgage loans	104,896	98,441	104,071
Real estate[1]	11,175	14,261	14,515
Loans on insurance contracts	39,226	33,583	28,034
Short-term investments	6,936	3,385	763
Derivatives	48,067	(43,362)	(85,623)
Other investments	77,269	50,021	64,070
Amortization of interest maintenance reserve	7,780	9,711	9,977
Gross investment income	862,009	674,320	563,554
Total investment expenses	55,799	52,135	49,607
Net investment income	$ 806,210	$ 622,185	$ 513,947

1Includes amounts for the occupancy of company-owned property of $5,647, $8,302, and $8,541 in 2024, 2023, and 2022, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2024 and 2023, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 16 and 9, respectively. The aggregate amount of investment income generated as a result of prepayment penalties and/or acceleration fees collected from called securities was $1,981 and $721, respectively.

At December 31, 2024 and 2023, the Company had $950 and $975 of aggregate unaffiliated collateral loans secured by collateral that did not qualify as an investment, of which $602 and $613 was nonadmitted, respectively.

Fair Value Measurements

Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

28

NOTE 3 - INVESTMENTS, (continued)

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2024
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Industrial and miscellaneous	$ —	$ 673	$ —	$ —	$ 673
Total bonds	—	673	—	—	673
Common stock
Industrial and miscellaneous	357,820	—	—	—	357,820
Total common stocks	357,820	—	—	—	357,820
Other investments	14,052	—	—	—	14,052
Derivative assets
Exchange traded index call options	273,603	—	—	—	273,603
Over the counter index call options	—	115,952	—	—	115,952
Foreign currency swaps	—	8,877	—	—	8,877
Total other investments	287,655	124,829	—	—	412,484
Separate account assets	—	—	—	10,756,291	10,756,291
Total assets at fair value/net asset value	$ 645,475	$ 125,502	$ —	$ 10,756,291	$ 11,527,268

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$ 145,709	$ —	$ —	$ —	$ 145,709
Total liabilities at fair value	$ 145,709	$ —	$ —	$ —	$ 145,709

29

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2023
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous	$ —	$ —	$ 116	$ —	$ 116
Total bonds	—	—	116	—	116
Common stock
Industrial and miscellaneous	385,715	—	—	—	385,715
Total common stocks	385,715	—	—	—	385,715
Other investments	12,590	—	—	—	12,590
Derivative assets
Exchange traded index call options	167,068	—	—	—	167,068
Over the counter index call options	—	108,659	—	—	108,659
Total other investments	179,658	108,659	—	—	288,317
Separate account assets	—	—	—	10,379,450	10,379,450
Total assets at fair value/net asset value	$ 565,373	$ 108,659	$ 116	$ 10,379,450	$ 11,053,598

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$ 110,820	$ —	$ —	$ —	$ 110,820
Foreign currency swaps	—	1,651	—	—	1,651
Total liabilities at fair value	$ 110,820	$ 1,651	$ —	$ —	$ 112,471

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets and Liabilities

The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets and Liabilities

There were no financial assets measured at fair value in Level 3 at December 31, 2024. The Company classified asset-backed securities and residential mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2023. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on uncorroborated broker quotes, unobservable market inputs or internal valuations.

30

NOTE 3 - INVESTMENTS, (continued)

NAV - Financial Assets and Liabilities

Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

There were no material transfers of financial instruments carried at fair value into or out of Level 3 during the years ended December 31, 2024 and 2023.

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2024
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 11,093,012	$ 12,109,742	$ —	$ 7,447,078	$ 3,645,934	$ —
Preferred stocks	2,784	2,828	—	2,784	—	—
Common stocks	380,790	380,790	357,820	22,970	—	—
Mortgage loans	2,134,258	2,300,251	—	—	2,134,258	—
Cash, cash equivalents and short-term
investments	201,163	201,163	201,163	—	—	—
Loans on insurance contracts	796,924	851,561	—	—	796,924	—
Other investments	557,790	566,065	297,012	181,226	79,552	—
Investment income due and accrued	145,519	145,519	145,519	—	—	—
Separate account assets	—	10,756,291	—	—	—	10,756,291
Total financial assets	$ 15,312,240	$ 27,314,210	$ 1,001,514	$ 7,654,058	$ 6,656,668	$ 10,756,291

Liabilities:
Deposit-type funds	$ 1,190,833	$ 1,192,888	$ —	$ —	$ 1,190,833	$ —
Borrowings	3,011	2,959	—	—	3,011	—
Derivative liabilities	145,709	145,709	145,709	—	—	—
Separate account liabilities	—	10,756,291	—	—	—	10,756,291
Total financial liabilities	$ 1,339,553	$ 12,097,847	$ 145,709	$ —	$ 1,193,844	$ 10,756,291
31

NOTE 3 - INVESTMENTS, (continued)

December 31, 2023
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 10,511,856	$ 11,364,738	$ —	$ 6,799,237	$ 3,712,619	$ —
Preferred stocks	5,348	5,426	—	5,348	—	—
Common stocks	411,825	411,825	385,715	25,360	750	—
Mortgage loans	2,036,216	2,197,964	—	—	2,036,216	—
Cash, cash equivalents and short-term
investments	156,881	156,881	156,881	—	—	—
Loans on insurance contracts	638,489	734,995	—	—	638,489	—
Other investments	463,757	450,525	190,545	187,037	86,175	—
Investment income due and accrued	133,078	133,078	133,078	—	—	—
Separate account assets	—	10,379,450	—	—	—	10,379,450
Total financial assets	$ 14,357,450	$ 25,834,882	$ 866,219	$ 7,016,982	$ 6,474,249	$ 10,379,450

Liabilities:
Deposit-type funds	$ 1,167,885	$ 1,170,436	$ —	$ —	$ 1,167,885	$ —
Borrowings	2,853	2,853	—	—	2,853	—
Derivative liabilities	112,471	112,471	110,820	1,651	—	—
Separate account liabilities	—	10,379,450	—	—	—	10,379,450
Total financial liabilities	$ 1,283,209	$ 11,665,210	$ 110,820	$ 1,651	$ 1,170,738	$ 10,379,450

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instruments for which it is practicable to estimate a value:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs, partnership valuations or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB, carrying amount approximates fair value, which is the value at which the FHLB will repurchase the stock, and is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts approximate fair values.

32

NOTE 3 - INVESTMENTS, (continued)

Other investments and derivative liabilities: Public equity securities within Other investments are classified as Level 1 securities as the fair values are based on quoted prices in active markets. The fair values for bonds within Other investments are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. Other investments priced based on observable market information for similar assets are assigned to Level 2. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment. Other investments priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values. Separate account liabilities are carried at the value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2024 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 348,557	$ 2,748	$ 351,305
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	348,557	2,748	351,305
Deferred tax assets nonadmitted	105,799	—	105,799
Subtotal net admitted deferred tax assets	242,758	2,748	245,506
Deferred tax liabilities	34,378	85,702	120,080
Net admitted deferred tax assets/(liability)	$ 208,380	$ (82,954)	$ 125,426

33

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2024 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 125,426	$ —	$ 125,426
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 125,426	$ —	$ 125,426
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 263,055
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 117,332	$ 2,748	$ 120,080
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 242,758	$ 2,748	$ 245,506

The components of the net deferred tax asset/(liability) as of December 31, 2023 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 315,616	$ 4,065	$ 319,681
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	315,616	4,065	319,681
Deferred tax assets nonadmitted	89,124	—	89,124
Subtotal net admitted deferred tax assets	226,492	4,065	230,557
Deferred tax liabilities	38,567	75,588	114,155
Net admitted deferred tax assets/(net deferred tax liability)	$ 187,925	$ (71,523)	$ 116,402

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2023 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 270,949
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 110,090	$ 4,065	$ 114,155
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 226,492	$ 4,065	$ 230,557

The changes in the components of the net deferred tax asset/(liability) from December 31, 2023 to December 31, 2024 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 32,941	$ (1,317)	$ 31,624
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	32,941	(1,317)	31,624
Deferred tax assets nonadmitted	16,675	—	16,675
Subtotal net admitted deferred tax assets	16,266	(1,317)	14,949
Deferred tax liabilities	(4,189)	10,114	5,925
Net admitted deferred tax assets/(net deferred tax liability)	$ 20,455	$ (11,431)	$ 9,024

34

NOTE 4 - INCOME TAXES, (continued)

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	9,024	—	9,024
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	9,024	—	9,024
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	(7,894)
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	7,242	(1,317)	5,925
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 16,266	$ (1,317)	$ 14,949

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

The Company used the following amounts in determining the DTA admissibility:

	2024	2023
Ratio percentage used to determine recovery period and
threshold limitation above	841%	916%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$ 1,753,699	$ 1,806,328

There were no tax planning strategies utilized as of December 31, 2024 or 2023.

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2024	2023	2022
Federal	$ (16,252)	$ 31,114	$ (143)
Federal income tax on net capital gains	12,051	8,041	6,550
Federal income tax incurred/(recovered)	$ (4,201)	$ 39,155	$ 6,407
35

NOTE 4 - INCOME TAXES, (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2024	2023	2022	from 2023	from 2022
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$ 157	$ 165	$ 158	$ (8)	$ 7
Unearned premium reserve	523	505	518	18	(13)
Policyholder reserves	134,578	111,591	100,279	22,987	11,312
Investments	8,166	7,877	10,596	289	(2,719)
Deferred acquisition costs	94,942	88,273	82,402	6,669	5,871
Policyholder dividends accrual	2,145	1,632	1,154	513	478
Fixed assets	9,891	11,241	6	(1,350)	11,235
Compensation and benefits accrual	25,898	25,789	25,224	109	565
Receivables - nonadmitted	35,046	29,906	20,859	5,140	9,047
Net operating loss carry-forward	208	225	242	(17)	(17)
Intangible Amortization	25,522	28,309	15,446	(2,787)	12,863
Other (including items <5% of total
ordinary tax assets)	11,481	10,103	14,025	1,378	(3,922)
Subtotal	348,557	315,616	270,909	32,941	44,707
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted deferred tax assets	105,799	89,124	81,820	16,675	7,304
Admitted ordinary deferred tax assets	$ 242,758	$ 226,492	$ 189,089	$ 16,266	$ 37,403

Capital
Investments	$ 435	$ 1,272	$ 452	$ (837)	$ 820
Real Estate	2,313	2,793	1,994	(480)	799
Other (including items <5% of total
ordinary tax assets)	—	—	108	—	(108)
Subtotal	2,748	4,065	2,554	(1,317)	1,511
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted	—	—	—	—	—
Admitted capital deferred tax assets	2,748	4,065	2,554	(1,317)	1,511
Admitted deferred tax assets	$ 245,506	$ 230,557	$ 191,643	$ 14,949	$ 38,914

36

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2024	2023	2022	from 2023	from 2022
Deferred tax liabilities:
Ordinary
Investments	$ 4,790	$ 3,171	$ 2,432	$ 1,619	$ 739
Fixed assets	818	2,042	2,285	(1,224)	(243)
Deferred and uncollected premium	15,297	17,372	17,433	(2,075)	(61)
Policyholder reserves	3,509	6,588	10,254	(3,079)	(3,666)
Unearned commissions	9,820	9,251	6,520	569	2,731
Other (including items <5% of total
ordinary tax liabilities)	144	143	143	1	—
Subtotal	34,378	38,567	39,067	(4,189)	(500)

Capital
Investments	$ 84,427	$ 74,312	$ 55,091	$ 10,115	$ 19,221
Real estate	1,275	1,276	723	(1)	553
Subtotal	$ 85,702	$ 75,588	$ 55,814	$ 10,114	$ 19,774

Deferred tax liabilities	$ 120,080	$ 114,155	$ 94,881	$ 5,925	$ 19,274

Net deferred tax assets	$ 125,426	$ 116,402	$ 96,762	$ 9,024	$ 19,640

The change in the net admitted deferred tax assets was $9,024, $19,640 and $8,418 for the years ended December 31, 2024, 2023, and 2022, respectively. The change in nonadmitted deferred tax assets of $16,675, $7,304, and $36,869 was included in change in nonadmitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2024, 2023, and 2022, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2024	2023	Change
Total gross deferred tax assets	$ 351,305	$ 319,681	$ 31,624
Total deferred tax liabilities	120,080	114,155	5,925
Net deferred tax asset	$ 231,225	$ 205,526	25,699
Tax effect of change in unrealized gains and pension liability			3,360
Change in net deferred income tax			$ 29,059

	2023	2022	Change
Total gross deferred tax assets	$ 319,681	$ 273,463	$ 46,218
Total deferred tax liabilities	114,155	94,881	19,274
Net deferred tax asset	$ 205,526	$ 178,582	26,944
Tax effect of change in unrealized gains and pension liability			35,349
Adjustment to prior year deferred income tax			2,923
Change in net deferred income tax			$ 65,216

	2022	2021	Change
Total gross deferred tax assets	$ 273,463	$ 251,492	$ 21,971
Total deferred tax liabilities	94,881	118,197	(23,316)
Net deferred tax asset	$ 178,582	$ 133,295	45,287
Tax effect of change in unrealized losses and pension liability			(33,343)
Change in net deferred income tax			$ 11,944

37

NOTE 4 - INCOME TAXES, (continued)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2024, 2023, and 2022 were as follows:

	2024	2023	2022
Net gain (loss) from operations before income taxes	$ (94,449)	$ 72,505	$ 83,546
Net realized capital gains before income taxes	57,385	38,289	31,471
Deferred reinsurance loss, net	(4,266)	(3,954)	(3,377)
Change in unauthorized reinsurance	—	—	12
Total pre-tax statutory income (loss)	(41,330)	106,840	111,652
Change in nonadmitted assets	(24,475)	(43,079)	(20,491)
IMR amortization	(7,780)	(9,711)	(9,977)
Tax-exempt income	(25,301)	(22,687)	(25,308)
Adjustment to prior year deferreds	(1,217)	3,083	—
Dissolution of subsidiary	—	(92,822)	(35,134)
Non-deductible expense	4,251	4,884	3,001
Other	(1,117)	(408)	4,006
Subtotal	(96,969)	(53,900)	27,749
Statutory tax rate	0.21	0.21	0.21
Subtotal	(20,364)	(11,319)	5,827
Adjustment to prior year deferred income tax	—	(2,923)	—
Tax credits	(12,896)	(11,819)	(11,364)
Total statutory income taxes	$ (33,260)	$ (26,061)	$ (5,537)

Federal and foreign income tax incurred/(recovered)	$ (4,201)	$ 39,155	$ 6,407
Change in deferred income tax	(29,059)	(65,216)	(11,944)
Total statutory income taxes	$ (33,260)	$ (26,061)	$ (5,537)

The Company has no foreign tax credit carryovers to subsequent years.

At December 31, 2024, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net Operating Loss	$ 990	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $9,928, $14,604, and $15,512, for the tax years 2024, 2023, and 2022, respectively. There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC with AHC, AIP and Ameritas-NY.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Inflation Reduction Act was enacted on August 16, 2022, and included a new corporate alternative minimum tax (CAMT) which is effective for tax years beginning after 2022. The Company is a nonapplicable reporting entity that does not reasonably expect to be an applicable corporation subject to CAMT as a member of a tax-controlled group of corporations in 2024 and 2023.

38

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

The Company loaned $3,000 to Ameritas Advisory Services, LLC on December 5, 2023 under a promissory note due on or before December 1, 2024. The promissory note was repaid in full on June 28, 2024.

The Company loaned $2,000 to Ameritas Investment Company, LLC on April 3, 2023 under a promissory note due on or before April 1, 2024. The promissory note was repaid in full on March 21, 2024.

Ameritas-NY and AHC each established a $50,000 unsecured line of credit with the Company. There were no balances outstanding at any time during 2024, 2023, and 2022.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $20,984, $21,305, and $22,281, for the years ended December 31, 2024, 2023, and 2022, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2024 and 2023, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The balances are settled monthly on a net basis.

	2024	2023
Ameritas Holding Company	$ (7,161)	$ (5,247)
Ameritas Life Insurance Corp. of New York	(329)	2,927
Ameritas Investment Company, LLC	877	725
Ameritas Investment Partners, Inc.	3,020	2,012
Ameritas Advisory Services, LLC	878	491
Total	$ (2,715)	$ 908

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been decreases of $7,863 and $2,829 for the years ended December 31, 2024 and 2023, respectively, and an increase of $3,009 for the year ended December 31, 2022. The Company receives investment advisory services from an affiliate. Costs related to this agreement, which are included in investment expenses, totaled $21,855, $20,712, and $19,631 for the years ended December 31, 2024, 2023, and 2022, respectively.

NOTE 6 - EMPLOYEE BENEFITS

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan. The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2024	2023	2022
Benefit obligation at beginning of year	$ 31,776	$ 34,365	$ 44,138
Interest cost	1,560	1,763	1,082
Actuarial loss	(372)	(84)	(6,145)
Benefits paid	(3,724)	(4,268)	(4,710)
Benefit obligation at end of year	$ 29,240	$ 31,776	$ 34,365
39

NOTE 6 - EMPLOYEE BENEFITS, (continued)

	Pension Benefits
	2024	2023	2022
Reporting entity contribution	3,724	4,268	4,710
Benefits paid	(3,724)	(4,268)	(4,710)
Fair value of plan assets at end of year	$ —	$ —	$ —

	Pension Benefits
	2024	2023	2022
Components:
Accrued benefit costs	$ 31,465	$ 34,049	$ 36,953
Liability (asset) for pension benefits	(2,225)	(2,273)	(2,588)
Assets and liabilities recognized:
Liabilities recognized	29,240	31,776	34,365
Unrecognized liabilities (assets)	(2,225)	(2,273)	(2,588)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2024	2023	2022
Interest cost	1,560	1,763	1,082
Amount of recognized gains	(420)	(399)	(158)
Total net periodic benefit cost	$ 1,140	$ 1,364	$ 924

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:

	Pension Benefits
	2024	2023	2022
Items not yet recognized as a component of net periodic cost - prior year	$ (2,273)	$ (2,588)	$ 3,399
Net loss arising during the period	(372)	(84)	(6,145)
Net gain recognized	420	399	158
Items not yet recognized as a component of net
periodic cost - current year	$ (2,225)	$ (2,273)	$ (2,588)

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2024	2023	2022
Net recognized losses	$ (2,225)	$ (2,273)	$ (2,588)

40

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The weighted-average assumptions are as follows:

	Pension Benefits
	2024	2023	2022
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	5.43%	3.08%	2.14%
Rate of compensation increase	NA	NA	1.81%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	5.28%	5.43%	3.08%
Rate of compensation increase	NA	NA	N/A

Future expected pension benefit payments are as follows:

Year	Amount
2025	$ 3,677
2026	3,569
2027	3,459
2028	3,348
2029	3,235
2030-2034	14,415

The accumulated pension benefit obligation for the NQ plans is as follows:

December 31
	2024	2023
Accumulated benefit obligation	$ 29,239	$ 31,776
Projected benefit obligation (PBO)	$ 29,239	$ 31,776
Funded status (PBO - Plan assets)	$ 29,239	$ 31,776

Unrecognized items:
Unrecognized gains, net of tax	$ (1,758)	$ (1,795)
Total unrecognized items, net of tax	$ (1,758)	$ (1,795)

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. Plan assets are held in separate accounts of the Company. The expense for the Plan was entirely paid by AHC and then allocated accordingly.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $19,027, $18,281, and $16,954 in 2024, 2023, and 2022, respectively.

The Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC and then allocated accordingly.

41

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $187,895 in dividends in 2025, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2024, 2023, or 2022.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2024	2023	2022
Unrealized capital gains, net of taxes	$ 110,958	$ 87,325	$ 36,786
Nonadmitted asset values	(272,682)	(231,533)	(181,150)
Asset valuation reserve	(354,449)	(336,910)	(264,477)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued or paid until written approval has been received. Interest of $4,100 was paid in 2024, 2023, and 2022 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes was $49,984 and $49,976 at December 31, 2024 and 2023, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2024 is $114,766. There has been no principal paid during the life of the Notes as of December 31, 2024. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash received upon issuance was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2024, the Company had outstanding agreements to fund mortgages totaling $88,418. In addition at December 31, 2024, the Company has committed to invest $389,674 in equity-type limited partnerships and $180,058 in bonds in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

At December 31, 2024 and 2023, the Company had FHLB lines of credit available up to $151,725 and $141,900, respectively. The Company had no outstanding balance as of December 31, 2024 and 2023 related to these lines of credit.

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2024, 2023, and 2022, the charge to operations related to these assessments was not material. The estimated liability for future guaranty fund assessments of $4,989 and $4,540 at December 31, 2024 and 2023, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2024 and 2023, the Company had a related receivable of $4,332 and $3,514, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

42

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2024 and 2023 are as follows:

	2024	2023
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$ 4,844	$ 4,179
Decreases during the year
Premium tax offset applied	(397)	(425)
	(397)	(425)
Increases during the year
Estimated premium tax offset	818	923
Assessments paid	3,577	167
	4,395	1,090
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$ 8,842	$ 4,844

The Company recognizes liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets related to the Penn Treaty/ANIC insolvency. As of December 31, 2024, the undiscounted and discounted guaranty fund assessments were $6,961 and $2,682, and the related undiscounted and discounted assets were $5,076 and $2,033. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. As of December 31, 2023, the undiscounted and discounted guaranty fund assessments were $7,349 and $3,070, and the related undiscounted and discounted assets were $5,151 and $2,121. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. The discount rate applied was 3.0% for December 31, 2024 and 2023.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2024 and 2023.

Uncollectibility of Assets

The Company had admitted assets of $14,406 and $19,380 at December 31, 2024 and 2023, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

43

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASC Plans

The gain (loss) from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2024	2023	2022
Gross reimbursement for medical cost incurred	$ 227,572	$ 212,227	$ 183,245
Other income or expenses (including interest paid to or received from plans)	23,732	24,431	17,282
Gross expenses incurred (claims and administrative)	251,304	236,658	200,527

Net gain (loss) from operations	$ 1,249	$ (106)	$ 3,587

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,447, $3,162, and $3,229 in 2024, 2023, and 2022, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2024:

Calendar Year	Amount
2025	2,619
2026	2,319
2027	2,050
2028	1,722
2029	840
2030 and thereafter	300
Total	$ 9,850

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, for which direct premiums written exceed 5% of total capital and surplus. The third party administers ordinary life and individual annuity business and does not have an exclusive contract. The third party has been granted the authority for policy administration, claims payment, claims adjustment, reinsurance ceding, binding authority and premium collection. The total amount of direct premiums administered was $552,348, $342,707, and $169,606 for the years ended December 31, 2024, 2023, and 2022, respectively. Another third-party administrator, which administered group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority and premium collection. Direct premiums administered were $119,830, $115,530, and $107,487 for the years ended December 31, 2024, 2023, and 2022, respectively, exceeded 5% of total capital and surplus. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums administered by third-party administrators was $830,868, $613,333, and $422,300 for the years ended December 31, 2024, 2023, and 2022, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit

Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $127,093 and $135,269 and cash of $9,919 and $1,992 at December 31, 2024 and 2023, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

44

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2024 and through March 28, 2025, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company recaptured previously ceded business related to a reinsurer under an order of rehabilitation, due to a liquidation order effective September 30, 2023. The impacts from the liquidation order resulted in the recording of a $5,302 and $5,217 recoverable at December 31, 2024 and 2023 as an estimate of settlement from the reinsurer's estate. Death benefits in the Summary of Operations were reduced by the amount of the recoverable for paid claims, and premiums and annuity considerations for life and accident and health contracts in the Summary of Operations were reduced by the amount of the recoverable for waived and unearned premiums, for the years ended December 31, 2024 and 2023.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2024	2023	2022
Assumed	$ 96,572	$ 108,381	$ 107,822
Ceded	(296,232)	(286,288)	(228,462)
Reinsurance premiums, net	$ (199,660)	$ (177,907)	$ (120,640)

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2024, 2023, and 2022.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party. This agreement no longer covers policies sold on or after July 1, 2024.  Amortization of $4,266 and $3,954, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2024 and 2023, respectively. Effective December 1, 2024 the Company entered into a quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with an additional third party. This agreement included policies sold on or after July 1, 2024.

45

NOTE 14 - REINSURANCE, (continued)

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2024 and 2023, invested assets of $896,696 and $937,979, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 3.1% and 3.4% of the Company’s admitted assets at December 31, 2024 and 2023, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2024	2023	2022
Total reserve for unpaid claims at January 1	$ 373,034	$ 356,953	$ 345,354
Less reinsurance assumed	(16,234)	(16,244)	(18,121)
Plus reinsurance ceded	202,128	192,807	189,189
Direct balance	558,928	533,516	516,422

Incurred related to:
Current year	920,602	831,876	793,236
Prior year	(3,346)	(4,967)	(13,600)
Total incurred	917,256	826,909	779,636

Paid related to:
Current year	782,116	699,500	664,184
Prior year	105,350	101,997	98,358
Total paid	887,466	801,497	762,542

Direct balance	588,718	558,928	533,516
Plus reinsurance assumed	14,918	16,234	16,244
Less reinsurance ceded	(216,426)	(202,128)	(192,807)
Total reserve for unpaid claims at December 31	$ 387,210	$ 373,034	$ 356,953

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $3,346, $4,967, and $13,600 for the years ended December 31, 2024, 2023, and 2022, respectively. During 2024 and 2023, incurred claims were negative for prior year primarily due to a favorable claim runout for group dental products partially offset by unfavorable claim runout for disability products. During 2022, incurred claims were negative for prior year primarily due to a favorable claim runout for both group dental and disability products. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2024.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2024	2023	2022
Paid assumed reinsurance claims	$ 79,533	$ 80,811	$ 79,612
Incurred assumed reinsurance claims	$ 78,217	$ 80,801	$ 77,734

Paid ceded reinsurance claims	$ 33,118	$ 31,346	$ 31,761
Incurred ceded reinsurance claims	$ 47,416	$ 40,667	$ 35,379

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

46

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed direct reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2024 and 2023, respectively, the Company had $1,397,738 and $1,744,932 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $23,629 and $21,958 at December 31, 2024 and 2023, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2024
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	3,192,063	—	3,192,063	39.0%
At fair value	—	2,207,123	2,207,123	27.0%
Total with adjustment or at fair value	3,192,063	2,207,123	5,399,186	66.0%
At book value without adjustment
(minimal or no charge)	1,877,039	—	1,877,039	22.9%
Not subject to discretionary withdrawal	910,189	—	910,189	11.1%
Total gross	5,979,291	2,207,123	8,186,414	100.0%
Reinsurance ceded	651,627	—	651,627
Total individual annuity reserves	$ 5,327,664	$ 2,207,123	$ 7,534,787
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 327,756	$ —	$ 327,756

47

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2024
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 889,681	$ —	$ 889,681	11.1%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,963,887	6,963,887	87.2%
Total with adjustment or at fair value	889,681	6,963,887	7,853,568	98.3%
At book value without adjustment
(minimal or no charge)	101,597	—	101,597	1.3%
Not subject to discretionary withdrawal	29,604	—	29,604	0.4%
Total gross	1,020,882	6,963,887	7,984,769	100.0%
Reinsurance ceded	9,761	—	9,761
Total group annuity reserves	$ 1,011,121	$ 6,963,887	$ 7,975,008
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 262,230	$ —	$ 262,230	16.6%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	384,837	384,837	24.4%
Total with adjustment or at fair value	262,230	384,837	647,067	41.0%
At book value without adjustment
(minimal or no charge)	207,286	—	207,286	13.1%
Not subject to discretionary withdrawal	723,769	—	723,769	45.9%
Total gross	1,193,285	384,837	1,578,122	100.0%
Reinsurance ceded	397	—	397
Total deposit-type funds	$ 1,192,888	$ 384,837	$ 1,577,725
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 7,531,673	$ 9,555,847	$ 17,087,520

48

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	2,437,537	—	2,437,537	33.7%
At fair value	—	2,255,035	2,255,035	31.1%
Total with adjustment or at fair value	2,437,537	2,255,035	4,692,572	64.8%
At book value without adjustment
(minimal or no charge)	1,924,501	—	1,924,501	26.6%
Not subject to discretionary withdrawal	623,245	—	623,245	8.6%
Total gross	4,985,283	2,255,035	7,240,318	100.0%
Reinsurance ceded	469,981	—	469,981
Total individual annuity reserves	$ 4,515,302	$ 2,255,035	$ 6,770,337
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 315,273	$ —	$ 315,273

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 987,115	$ —	$ 987,115	12.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,648,256	6,648,256	85.5%
Total with adjustment or at fair value	987,115	6,648,256	7,635,371	98.2%
At book value without adjustment
(minimal or no charge)	110,711	—	110,711	1.4%
Not subject to discretionary withdrawal	32,461	—	32,461	0.4%
Total gross	1,130,287	6,648,256	7,778,543	100.0%
Reinsurance ceded	9,612	—	9,612
Total group annuity reserves	$ 1,120,675	$ 6,648,256	$ 7,768,931
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

49

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 230,518	$ —	$ 230,518	14.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	399,909	399,909	25.5%
Total with adjustment or at fair value	230,518	399,909	630,427	40.2%
At book value without adjustment
(minimal or no charge)	221,439	—	221,439	14.1%
Not subject to discretionary withdrawal	718,847	—	718,847	45.7%
Total gross	1,170,804	399,909	1,570,713	100.0%
Reinsurance ceded	368	—	368
Total deposit-type funds	$ 1,170,436	$ 399,909	$ 1,570,345
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 6,806,413	$ 9,303,200	$ 16,109,613

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2024	2023
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$ 6,316,848	$ 5,614,663
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,937	21,314
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	1,192,888	1,170,436
Subtotal	7,531,673	6,806,413
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	9,171,010	8,903,291
Exhibit 4, Line 9, Column 1	384,837	399,909
Subtotal	9,555,847	9,303,200
Total	$ 17,087,520	$ 16,109,613

50

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2024
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 996,993	$ 946,535	$ 1,006,328	$ —	$ —	$ —
Universal life with secondary guarantees	743,684	614,536	1,286,146	—	—	—
Indexed universal life	13,832	12,471	13,959	—	—	—
Indexed universal life with secondary guarantees	1,500,201	1,150,310	1,424,274	—	—	—
Other permanent cash value life insurance	—	1,733,973	2,910,875	—	—	—
Variable universal life	135,447	1,244,884	146,615	1,193,954	—	1,189,416
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,944	XXX	XXX	—
Accidental death benefits	XXX	XXX	344	XXX	XXX	—
Disability - active lives	XXX	XXX	22,278	XXX	XXX	—
Disability - disabled lives	XXX	XXX	22,232	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	76,958	XXX	XXX	—
Total gross	3,390,157	5,702,709	7,410,953	1,193,954	—	1,189,416
Reinsurance ceded	—	—	576,609	—	—	—
Total life reserves	$ 3,390,157	$ 5,702,709	$ 6,834,344	$ 1,193,954	$ —	$ 1,189,416

	2023
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 1,037,751	$ 1,034,859	$ 1,041,312	$ —	$ —	$ —
Universal life with secondary guarantees	755,070	643,235	1,272,427	—	—	—
Indexed universal life	13,650	13,645	13,721	—	—	—
Indexed universal life with secondary guarantees	1,269,209	1,060,826	1,131,587	—	—	—
Other permanent cash value life insurance	—	1,710,788	2,828,791	—	—	—
Variable universal life	147,867	1,204,568	159,133	1,064,218	—	1,062,279
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,217	XXX	XXX	—
Accidental death benefits	XXX	XXX	315	XXX	XXX	—
Disability - active lives	XXX	XXX	32,603	XXX	XXX	—
Disability - disabled lives	XXX	XXX	23,217	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	22,383	XXX	XXX	—
Total gross	3,223,547	5,667,921	7,025,706	1,064,218	—	1,062,279
Reinsurance ceded	—	—	598,211	—	—	—
Total life reserves	$ 3,223,547	$ 5,667,921	$ 6,427,495	$ 1,064,218	$ —	$ 1,062,279

51

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2024	2023
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$ 6,733,319	$ 6,373,096
Exhibit 5, Accidental Death Benefits Section, Total (net)	322	301
Exhibit 5, Disability - Active Lives Section, Total (net)	9,761	17,131
Exhibit 5, Disability - Disabled Lives Section, Total (net)	15,086	15,984
Exhibit 5, Miscellaneous Reserves Section, Total (net)	75,856	20,983
Subtotal	6,834,344	6,427,495
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,189,416	1,062,279
Subtotal	1,189,416	1,062,279
Total	$ 8,023,760	$ 7,489,774

NOTE 19 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2024		2023
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$ 5,047	$ (462)	$ 6,570	$ 24
Ordinary renewal	$ 45,995	$ 52,586	$ 47,932	$ 56,700
Group life	$ —	$ —	$ 1	$ 1
Total	$ 51,042	$ 52,124	$ 54,503	$ 56,725

NOTE 20 - SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2024, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account. In accordance with the products/transactions recorded within the separate account, assets are considered legally separated or legally insulated from the general account. As of December 31, 2024 and 2023, the Company’s Separate Accounts included legally insulated assets of $10,756,291 and $10,379,450, respectively. The assets of the separate account are carried at NAV.

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company does not engage in securities lending transactions within the separate account.

52

NOTE 20 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2024	2023	2022
For the year ended December 31:
Premiums, considerations or deposits	$ 912,398	$ 992,717	$ 1,071,230
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$ 10,745,264	$ 10,365,479

Reserves subject to discretionary withdrawal:
At fair value	$ 10,745,264	$ 10,365,479
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$ 10,745,264	$ 10,365,479

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2024	2023	2022
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$ 879,909	$ 957,081	$ 1,029,159
Transfers from the separate accounts	(1,831,259)	(1,444,282)	(1,392,531)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$ (951,350)	$ (487,201)	$ (363,372)

53